UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards, Secretary
Bridge Builder Trust
c/o 2020 East Financial Way
Glendora, CA 91741
(Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Bridge Builder Bond Fund
Schedule of Investments
September 30, 2014 (Unaudited)
	Principal
	Amount	Value
BONDS & NOTES - 95.02%
Asset Backed Obligations - 7.02%
ABFC 2005-AQ1 Trust
4.93%, 06/25/2035	$933,515	$943,554
ABFC 2006-OPT1 Trust
0.30%, 09/25/2036	6,943,006	6,007,915
Academic Loan Funding Trust 2012-1
0.95%, 12/27/2022 (Acquired 10/28/2013, Cost $1,082,570) (b)	1,074,871	1,081,590
Academic Loan Funding Trust 2013-1
0.96%, 12/26/2044 (Acquired 11/15/2013, Cost $1,865,150) (b)	1,879,164	1,885,882
Ally Auto Receivables Trust 2012-1
1.21%, 07/15/2016	229,000	229,967
Ally Auto Receivables Trust 2012-2
0.74%, 04/15/2016	327,445	327,710
Ally Auto Receivables Trust 2012-3
0.85%, 08/15/2016	449,846	450,416
American Credit Acceptance Receivables Trust
1.64%, 11/15/2016 (Acquired 10/28/2013, Cost $234,943) (b)	235,068	235,418
2.28%, 09/17/2018 (Acquired 10/28/2013, Cost $331,499) (b)	332,000	334,318
American Credit Acceptance Receivables Trust 2012-2
1.89%, 07/15/2016 (Acquired 10/28/2013, Cost $86,194) (b)	86,115	86,188
2.75%, 02/15/2018 (Acquired 10/28/2013, Cost $224,090) (b)	223,000	223,924
American Credit Acceptance Receivables Trust 2013-1
1.45%, 04/16/2018 (Acquired 10/28/2013, Cost $458,987) (b)	459,411	461,103
American Credit Acceptance Receivables Trust 2014-1
1.14%, 03/12/2018 (Acquired 01/07/2014, Cost $510,243) (b)	510,268	510,828
American Credit Acceptance Receivables Trust 2014-2
0.99%, 10/10/2017 (Acquired 04/15/2014, Cost $3,780,702) (b)	3,780,857	3,781,236
2.26%, 03/10/2020 (Acquired 04/15/2014, Cost $1,033,902) (b)	1,034,000	1,033,764
American Express Credit Account Master Trust 2013-1
0.85%, 02/16/2021	5,000,000	5,031,120
American Homes 4 Rent 2014-SFR2
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,516) (b)	300,000	300,186
AmeriCredit Automobile Receivables Trust 2012-1
1.23%, 09/08/2016	14,278	14,280
AmeriCredit Automobile Receivables Trust 2012-2
1.05%, 10/11/2016	70,571	70,615
AmeriCredit Automobile Receivables Trust 2012-3
0.96%, 01/09/2017	195,565	195,791
AmeriCredit Automobile Receivables Trust 2012-5
0.62%, 06/08/2017	279,556	279,646
AmeriCredit Automobile Receivables Trust 2013-1
0.49%, 06/08/2016	40,495	40,496
0.61%, 10/10/2017	137,000	137,113
AmeriCredit Automobile Receivables Trust 2013-5
0.90%, 09/10/2018	393,220	393,336
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2003-13
4.69%, 01/25/2034	12,098	12,038
Anchorage Capital CLO 2013-1 Ltd
1.42%, 07/13/2025 (Acquired 11/25/2013, Cost $14,336,875) (b)	14,500,000	14,329,698
Argent Securities Inc
1.30%, 03/25/2034	3,570,651	3,377,657
Argent Securities Inc Asset Back Pass Thr Certs Ser 2004-W5
1.20%, 04/25/2034	3,667,317	3,474,331
Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2005-W3
0.49%, 11/25/2035	7,420,250	7,124,405
Ascentium Equipment Receivables 2012-1 LLC
1.83%, 09/15/2019 (Acquired 10/28/2013, Cost $179,229) (b)	179,388	179,341
Asset Backed Securities Corp Home Equity Loan Trust Series 2002-HE3
2.48%, 10/15/2032	988,155	975,785

Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE6
0.83%, 11/25/2033	1,862,969	1,764,129
Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE6
0.87%, 09/25/2034	7,476,678	7,394,434
Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE3
0.33%, 03/25/2036	5,628,829	5,278,744
Asset-Backed Pass-Through Certificates Series 2004-R2
0.94%, 04/25/2034	893,947	879,831
Atlas Senior Loan Fund IV Ltd
1.73%, 02/17/2026	15,000,000	14,965,500
Avis Budget Rental Car Funding AESOP LLC
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,311,511) (b)	10,300,000	10,295,705
AXIS Equipment Finance Receivables II LLC
1.75%, 03/20/2017 (Acquired 11/13/2013, Cost $1,171,140) (b)	1,171,192	1,171,125
Bank of America Auto Trust 2012-1
0.78%, 06/15/2016	196,910	197,021
Battalion CLO IV Ltd
1.63%, 10/22/2025	8,000,000	7,969,472
Bayview Financial Mortgage Pass-Through Trust 2006-A
5.48%, 02/28/2041	50,873	51,700
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	268,602	224,254
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.01%, 08/25/2034	7,536,175	6,929,091
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.06%, 08/25/2034	924,542	867,562
Bear Stearns Asset Backed Securities Trust 2003-2
1.65%, 03/25/2043	6,376,307	6,258,021
Bear Stearns Asset Backed Securities Trust 2006-SD1
0.52%, 04/25/2036	83,829	80,441
BMW Vehicle Lease Trust 2013-1
0.54%, 09/21/2015	281,406	281,545
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $707,220) (b)	714,598	710,343
Cabela's Master Credit Card Trust
1.63%, 02/18/2020 (Acquired 10/28/2013, Cost $791,238) (b)	784,000	789,762
California Republic Auto Receivables Trust 2012-1
1.18%, 08/15/2017 (Acquired 10/28/2013, Cost $697,677) (b)	698,537	701,387
Capital Auto Receivables Asset Trust / Ally
0.62%, 07/20/2016	842,522	842,802
Capital Auto Receivables Asset Trust 2013-4
1.09%, 03/20/2018	957,000	958,486
Carfinance Capital Auto Trust 2013-1
1.65%, 07/17/2017 (Acquired 10/28/2013, Cost $42,371) (b)	42,465	42,564
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $170,014) (b)	172,000	174,508
Carfinance Capital Auto Trust 2013-2
1.75%, 11/15/2017 (Acquired 10/28/2013, Cost $177,139) (b)	177,145	177,768
CarFinance Capital Auto Trust 2014-1
1.46%, 12/17/2018 (Acquired 03/17/2014, Cost $1,516,622) (b)	1,516,803	1,519,477
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $374,901) (b)	375,000	377,287
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $3,907,074) (b)	3,907,356	3,906,614
Carlyle Global Market Strategies CLO 2013-1 Ltd
1.53%, 02/14/2025 (Acquired 01/02/2014, Cost $5,044,543) (b)	5,100,000	5,049,459
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd
2.18%, 10/15/2021 (Acquired 05/22/2014, Cost $2,686,667) (a)(b)	2,686,667	2,686,130
CarMax Auto Owner Trust 2011-1
2.16%, 09/15/2016	628,717	632,280
CarMax Auto Owner Trust 2013-1
0.60%, 10/16/2017	187,000	187,078
CarMax Auto Owner Trust 2013-4
0.80%, 07/16/2018	308,000	307,407
1.28%, 05/15/2019	275,000	273,391
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	2,105,000	2,100,596
Carnow Auto Receivables Trust 2013-1

1.16%, 10/16/2017 (Acquired 10/28/2013, Cost $45,613) (b)	45,634	45,648
1.97%, 11/15/2017 (Acquired 10/28/2013, Cost $451,130) (b)	451,000	450,717
Carnow Auto Receivables Trust 2014-1
0.96%, 01/17/2017 (Acquired 09/17/2014, Cost $2,838,904) (b)	2,839,000	2,838,168
1.89%, 11/15/2018 (Acquired 09/17/2014, Cost $999,930) (b)	1,000,000	993,640
Carrington Mortgage Loan Trust Series 2006-OPT1
0.33%, 02/25/2036	1,925,310	1,825,917
Catamaran CLO 2014-1 Ltd
1.78%, 04/20/2026	5,500,000	5,492,613
2.03%, 04/20/2026	4,500,000	4,276,985
Chase Funding Trust Series 2003-4
5.42%, 05/25/2033	292,351	305,265
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	775,608	784,496
5.29%, 11/25/2034	439,000	451,517
Chase Issuance Trust
0.61%, 04/15/2019	16,700,000	16,592,352
Citigroup Mortgage Loan Trust Inc
0.51%, 10/25/2035	7,678,334	7,586,202
CNH Equipment Trust 2011-A
2.04%, 10/17/2016	348,021	349,397
CNH Equipment Trust 2012-A
0.94%, 05/15/2017	239,835	240,068
Concord Funding Co LLC
2.42%, 02/15/2015	1,445,000	1,447,710
3.15%, 01/15/2017 (Acquired 10/28/2013, Cost $3,096,000) (b)	3,096,000	3,126,031
Conseco Financial Corp
6.40%, 10/15/2018	8,281	8,495
7.05%, 01/15/2019	4,176	4,297
6.86%, 03/15/2028	350	352
6.24%, 12/01/2028	83,755	86,563
7.07%, 01/15/2029	1,386	1,416
6.18%, 04/01/2030	49,740	51,048
Conseco Financial Corp
6.22%, 03/01/2030	181,044	191,961
Contimortgage Home Equity Loan Trust 1997-2
7.09%, 04/15/2028	3	3
Countrywide Asset-Backed Certificates
4.58%, 01/25/2033	169,695	171,616
5.41%, 01/25/2034	48,346	48,707
0.90%, 03/25/2034	117,839	112,571
0.98%, 03/25/2034	13,796	13,194
0.71%, 04/25/2034	1,112	1,039
1.05%, 10/25/2034	109,963	104,720
0.93%, 11/25/2034	1,426,084	1,413,135
5.12%, 02/25/2035	142,285	145,163
4.61%, 04/25/2035	318,899	320,883
5.03%, 07/25/2035	373,808	380,841
4.78%, 02/25/2036	1,127,041	1,150,333
4.90%, 02/25/2036	1,384,486	1,373,501
0.41%, 04/25/2036	3,111,553	3,048,647
5.02%, 04/25/2036	373,980	319,475
5.05%, 05/25/2036	39,009	49,812
5.05%, 05/25/2036	107,040	127,301
4.97%, 09/25/2046	156,186	101,660
CPS Auto Receivables Trust 2011-B
3.68%, 09/17/2018 (Acquired 10/28/2013, Cost $120,447) (b)	118,739	121,146
CPS Auto Receivables Trust 2011-C
4.21%, 03/15/2019 (Acquired 10/28/2013, Cost $448,019) (b)	440,701	452,170
CPS Auto Receivables Trust 2012-A
2.78%, 06/17/2019 (Acquired 10/28/2013, Cost $238,640) (b)	236,064	239,912
CPS Auto Receivables Trust 2012-B
2.52%, 09/16/2019 (Acquired 10/28/2013, Cost $1,098,778) (b)	1,089,232	1,103,226
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $750,138) (b)	752,362	751,175
CPS Auto Receivables Trust 2013-C

1.64%, 04/16/2018 (Acquired 10/28/2013, Cost $793,593) (b)	795,137	798,828
CPS Auto Receivables Trust 2013-D
1.54%, 07/16/2018 (Acquired 12/10/2013, Cost $2,273,035) (b)	2,273,244	2,281,482
CPS Auto Receivables Trust 2014-A
1.21%, 08/15/2018 (Acquired 03/10/2014, Cost $1,557,426) (b)	1,557,580	1,557,273
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018	3,199,144	3,192,970
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014, Cost $3,923,932) (b)	3,924,000	3,924,875
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,938) (b)	558,000	557,255
CPS Auto Trust
1.82%, 12/16/2019 (Acquired 10/28/2013, Cost $792,843) (b)	789,973	797,162
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $440,351) (b)	440,018	441,319
Credit Acceptance Auto Loan Trust 2012-1
2.20%, 09/16/2019 (Acquired 10/28/2013, Cost $748,954) (b)	747,128	750,134
Credit Acceptance Auto Loan Trust 2012-2
1.52%, 03/16/2020 (Acquired 10/28/2013, Cost $1,126,626) (b)	1,124,000	1,127,776
Credit-Based Asset Servicing and Securitization LLC
4.23%, 12/25/2035	35,272	35,008
CSMC Trust 2006-CF1
0.46%, 11/25/2035 (Acquired 10/28/2013, Cost $13,259) (b)	13,412	13,343
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	90,096	86,760
Exeter Automobile Receivables Trust 2012-2
1.30%, 06/15/2017 (Acquired 10/28/2013, Cost $246,594) (b)	246,695	247,097
Exeter Automobile Receivables Trust 2013-1
1.29%, 10/16/2017 (Acquired 10/28/2013, Cost $72,840) (b)	72,954	73,070
Exeter Automobile Receivables Trust 2013-2
1.49%, 11/15/2017 (Acquired 10/28/2013, Cost $332,708) (b)	332,683	333,792
Exeter Automobile Receivables Trust 2014-1
1.29%, 05/15/2018 (Acquired 01/29/2014, Cost $2,210,296) (b)	2,210,491	2,214,159
Exeter Automobile Receivables Trust 2014-2
1.06%, 08/15/2018 (Acquired 05/20/2014, Cost $1,648,294) (b)	1,648,359	1,648,734
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,935) (b)	335,000	334,796
First Investors Auto Owner Trust 2012-2
1.47%, 05/15/2018 (Acquired 10/28/2013, Cost $400,326) (b)	399,164	400,533
First Investors Auto Owner Trust 2013-1
0.90%, 10/15/2018 (Acquired 10/28/2013, Cost $292,792) (b)	293,766	294,289
Flagship Credit Auto Trust 2013-1
1.32%, 04/16/2018 (Acquired 10/28/2013, Cost $674,198) (b)	675,240	676,201
Flagship Credit Auto Trust 2013-2
1.94%, 01/15/2019 (Acquired 10/28/2013, Cost $803,664) (b)	803,658	805,711
Flagship Credit Auto Trust 2014-1
1.21%, 04/15/2019 (Acquired 04/08/2014, Cost $2,055,008) (b)	2,055,162	2,052,788
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $279,936) (b)	280,000	279,030
Fndus
0.66%, 10/25/2020	2,000,000	2,001,250
3.24%, 10/31/2026	2,000,000	2,001,250
3.63%, 10/25/2029	1,505,900	1,533,669
Ford Credit Auto Lease Trust 2014-A
0.50%, 10/15/2016	1,324,000	1,324,808
Ford Credit Auto Lease Trust 2014-B
0.89%, 09/15/2017	1,391,000	1,390,238
1.10%, 11/15/2017	550,000	549,455
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	890,000	890,493
Ford Credit Auto Owner Trust/Ford Credit 2014-REV1
2.26%, 11/15/2025 (Acquired 05/06/2014, Cost $4,898,777) (b)	4,900,000	4,896,163
Ford Credit Floorplan Master Owner Trust A
0.53%, 01/15/2018	1,150,000	1,151,187
Freedom Trust 2011-2
4.59%, 08/01/2046 (Acquired 10/28/2013 through 06/25/2014, Cost $606,094) (b)	592,357	604,400
Fremont Home Loan Trust 2004-2
1.01%, 07/25/2034	1,229,294	1,101,629
FRT 2013-1 Trust
4.21%, 10/25/2018 (a)	329,217	329,464

3.96%, 10/25/2033 (a)	492,357	495,645
5.00%, 10/25/2033 (a)	1,000,000	978,500
Galaxy XVIII CLO Ltd
1.70%, 10/15/2026	2,250,000	2,246,625
GCAT
3.23%, 07/25/2019 (Acquired 07/24/2014, Cost $2,837,528) (b)	2,837,528	2,839,758
GE Capital Mortgage Services Inc 1999-HE1 Trust
6.27%, 04/25/2029	349	352
6.71%, 04/25/2029	66,181	65,408
GE Equipment Midticket LLC
0.60%, 05/23/2016	765,882	766,422
0.78%, 09/22/2020	433,000	432,991
GE Mortgage Services LLC
6.74%, 12/25/2028	12	12
GLC Trust 2013-1
3.00%, 07/15/2021	4,166,805	4,160,555
GM Financial Automobile Leasing Trust 2014-1
0.61%, 07/20/2016 (Acquired 04/03/2014, Cost $3,166,661) (b)	3,167,000	3,168,010
GMAT 2013-1 Trust
3.97%, 11/25/2043 (Acquired 11/6/2013, Cost $1,754,201) (b)	1,752,845	1,754,072
GMAT 2014-1 Trust
3.72%, 02/25/2044 (Acquired 02/05/2014, Cost $1,066,422) (b)	1,066,422	1,069,296
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2
1.15%, 05/16/2044 (Acquired 10/28/2013 through 04/14/2014, Cost $3,896,915) (b)	3,907,000	3,908,954
HLSS Servicer Advance Receivables Backed Notes Series 2013-T3
2.39%, 05/15/2046 (Acquired 04/09/2014, Cost $392,000) (b)	400,000	393,560
HLSS Servicer Advance Receivables Backed Notes Series 2013-T7
1.98%, 11/15/2046 (Acquired 11/22/2013, Cost $2,282,370) (b)	2,283,000	2,287,338
HLSS Servicer Advance Receivables Trust
1.24%, 01/17/2045 (Acquired 01/14/2014 through 02/13/2014, Cost $3,979,752) (b)	3,977,000	3,979,386
1.99%, 10/15/2045 (Acquired 10/28/2013, Cost $1,259,772) (b)	1,255,000	1,263,660
1.50%, 01/16/2046 (Acquired 10/28/2013, Cost $1,470,440) (b)	1,482,000	1,483,186
2.22%, 01/15/2047 (Acquired 01/14/2014, Cost $1,661,998) (b)	1,662,000	1,671,307
2.29%, 01/15/2048 (Acquired 01/16/2013, Cost $4,196,377) (b)	4,250,000	4,213,025
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.35%, 03/25/2036	97,744	76,516
Honda Auto Receivables 2012-1 Owner Trust
0.97%, 04/16/2018	349,000	350,163
Honda Auto Receivables 2014-1 Owner Trust
0.41%, 09/21/2016	5,223,000	5,223,240
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	930,000	928,285
HSBC Home Equity Loan Trust USA 2006-1
0.31%, 01/20/2036	270,572	268,891
HSBC Home Equity Loan Trust USA 2006-2
0.30%, 03/20/2036	117,252	116,311
HSBC Home Equity Loan Trust USA 2006-4
0.43%, 03/20/2036	6,300,000	5,951,081
HSBC Home Equity Loan Trust USA 2007-1
0.35%, 03/20/2036	48,770	48,287
HSBC Home Equity Loan Trust USA 2007-3
1.35%, 11/20/2036	639,710	639,288
Huntington Auto Trust 2011-1
1.01%, 01/15/2016 (Acquired 10/28/2013, Cost $23,869) (b)	23,848	23,854
1.31%, 11/15/2016 (Acquired 10/28/2013, Cost $891,734) (b)	888,000	892,042
Huntington Auto Trust 2012-1
0.81%, 09/15/2016	218,870	219,185
Hyundai Auto Receivables Trust 2010-B
1.63%, 03/15/2017	284,728	286,056
Hyundai Auto Receivables Trust 2011-B
1.65%, 02/15/2017	246,249	246,843
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	2,104,000	2,104,053
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	837	836
ING IM CLO 2013-3 Ltd

1.68%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (b)	7,400,000	7,403,700
2.03%, 01/18/2026 (Acquired 11/26/2013, Cost $8,853,210) (b)	9,000,000	8,763,300
John Deere Owner Trust 2012-B
0.69%, 01/15/2019	675,000	673,997
John Deere Owner Trust 2014-A
0.45%, 09/15/2016	3,000,000	3,000,615
JP Morgan Mortgage Acquisition Trust 2006-CH1
0.29%, 07/25/2036	6,382,640	6,141,862
JP Morgan Mortgage Acquisition Trust 2007-CH1
0.29%, 11/25/2036	278,817	277,312
Kgs-alpha Sba Coof Tr 2012-2 Classa 20380825 Flt
0.86%, 08/25/2038 (Acquired 02/19/2014, Cost $650,866) (b)	15,680,280	600,261
Kondaur Mortgage Asset Trust 2013-1 LLC
4.46%, 08/25/2052 (Acquired 10/28/2013, Cost $142,482) (b)	137,239	138,200
KVK CLO 2014-1 Ltd
1.82%, 05/15/2026	7,800,000	7,784,712
3.67%, 05/15/2026	2,000,000	2,022,784
KVK CLO 2014-2 Ltd
1.80%, 07/15/2026	4,250,000	4,260,200
Lake Country Mortgage Loan Trust 2006-HE1
0.50%, 07/25/2034 (Acquired 10/28/2013, Cost $242,238) (b)	244,793	243,459
Long Beach Mortgage Loan Trust 2004-1
0.90%, 02/25/2034	2,253,000	2,130,743
Long Beach Mortgage Loan Trust 2004-3
1.01%, 07/25/2034	124,005	119,658
Long Beach Mortgage Loan Trust 2006-WL2
0.35%, 01/25/2036	101,941	96,473
Macquarie Equipment Funding Trust 2012-A
0.61%, 04/20/2015 (Acquired 10/28/2013, Cost $100,920) (b)	101,142	101,136
Madison Avenue Manufactured Housing Contract Trust 2002-A
2.40%, 03/25/2032	391,649	391,429
Magnetite IX Ltd
1.70%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,852) (b)	2,250,000	2,248,875
Magnetite VIII Ltd
1.71%, 04/15/2026	5,750,000	5,731,600
Mastr Asset Backed Securities Trust 2005-HE1
0.87%, 05/25/2035	2,000,000	1,937,378
Mid-State Capital Corp 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $1,094,840) (b)	1,103,671	1,137,401
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $579,534) (b)	563,685	579,694
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $1,050,912) (b)	1,014,329	1,051,405
MMCA Auto Owner Trust 2012-A
1.57%, 08/15/2017 (Acquired 10/28/2013, Cost $1,724,989) (b)	1,719,820	1,732,615
Morgan Stanley ABS Capital I Inc Trust 2004-OP1
1.02%, 11/25/2034	1,737,448	1,558,857
Morgan Stanley ABS Capital I Inc Trust 2006-NC3
0.32%, 03/25/2036	2,834,282	2,813,308
Nationstar Agency Advance Funding Trust 2013-T1A
1.00%, 02/15/2045 (Acquired 10/28/2013 through 04/09/2014, Cost $1,449,212) (b)	1,456,000	1,454,632
1.25%, 02/15/2045 (Acquired 10/28/2013, Cost $453,929) (b)	456,000	455,717
Nationstar Agency Advance Funding Trust 2013-T2A
1.89%, 02/18/2048 (Acquired 10/28/2013, Cost $372,245) (b)	381,000	370,705
Nationstar Home Equity Loan Trust 2006-B
0.32%, 09/25/2036	4,666,754	4,652,413
Navitas Equipment Receivables LLC 2013-1
1.95%, 11/15/2016 (Acquired 10/31/2013, Cost $581,894) (b)	581,901	581,888
New Century Home Equity Loan Trust Series 2003-5
5.50%, 11/25/2033	393,145	404,324
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T1
1.27%, 03/15/2045 (Acquired 03/13/2014, Cost $2,685,500) (b)	2,685,500	2,688,454
Nissan Auto Receivables 2012-A Owner Trust
1.00%, 07/16/2018	344,000	345,566
Nissan Auto Receivables 2014-A Owner Trust
0.42%, 11/15/2016	2,777,124	2,776,877
Normandy Mortgage Loan Co 2013-NPL3 LLC

4.95%, 09/16/2043 (Acquired 10/28/2013, Cost $1,507,225) (b)	1,507,225	1,504,964
Oakwood Mortgage Investors Inc
6.45%, 11/15/2017	4,966	5,172
OnDeck Asset Securitization Trust 2014-1 LLC
3.15%, 05/17/2018 (Acquired 04/30/2014, Cost $2,341,519) (b)	2,342,000	2,350,204
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014, Cost $3,390,331) (b)	3,390,000	3,389,932
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,931) (b)	402,000	402,676
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014, Cost $5,051,358) (b)	5,049,000	5,050,580
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,863,998) (b)	1,864,000	1,863,998
Option One Mortgage Loan Trust
0.99%, 02/25/2033	19,934	18,547
Option One Mortgage Loan Trust 2004-3
1.05%, 11/25/2034	1,691,802	1,561,203
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-MCW
1.09%, 10/25/2034	984,977	979,680
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH
0.71%, 01/25/2036	4,800,000	4,490,616
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $769,226) (b)	769,264	769,889
Progreso Receivables Funding I LLC
4.00%, 07/09/2018 (Acquired 04/25/2014, Cost $1,505,478) (b)	1,500,000	1,513,800
Progreso Receivables Funding II LLC
3.50%, 07/08/2019	3,500,000	3,496,850
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	14,908	14,902
RAMP Series 2003-RS7 Trust
5.34%, 08/25/2033	54,120	54,297
RAMP Series 2004-RS11 Trust
1.08%, 11/25/2034	375,720	370,304
RAMP Series 2005-EFC5 Trust
0.49%, 10/25/2035	160,876	160,228
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	66,564	67,343
RAMP Series 2006-RZ1 Trust
0.45%, 03/25/2036	1,923,794	1,875,185
RASC Series 2002-KS4 Trust
0.65%, 07/25/2032	5,622	4,805
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	72,564	72,506
RASC Series 2003-KS5 Trust
0.73%, 07/25/2033	7,277	6,450
3.62%, 07/25/2033	4,141	4,022
RASC Series 2003-KS9 Trust
0.80%, 11/25/2033	7,905	6,669
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	8,539	8,635
RASC Series 2005-KS6 Trust
0.77%, 07/25/2035	1,550,000	1,445,577
RBSHD 2013-1 Trust
4.69%, 10/25/2047 (Acquired 02/20/2014, Cost $1,783,751) (a)(b)	1,773,201	1,779,801
Real Estate Asset Trust 2013-1
3.23%, 05/25/2052 (a)	1,437,028	1,442,777
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	313,968	178,511
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	263,385	267,164
Santander Drive Auto Receivables Trust
0.62%, 07/15/2016	9,467	9,467
Santander Drive Auto Receivables Trust 2012-5
0.83%, 12/15/2016	128,608	128,666
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	268,783	271,828
Securitized Asset Backed Receivables LLC Trust 2005-EC1
0.77%, 01/25/2035	596,651	561,247

Securitized Asset Backed Receivables LLC Trust 2005-OP2
0.48%, 10/25/2035 (Acquired 03/13/2014, Cost $2,084,646) (b)	2,110,366	2,083,921
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.50%, 01/25/2036	86,304	64,463
Selene Non-Performing Loans LLC
2.98%, 05/25/2054 (Acquired 05/23/2014, Cost $1,221,885) (b)	1,221,885	1,215,041
SNAAC Auto Receivables Trust 2013-1
1.14%, 07/16/2018 (Acquired 10/28/2013, Cost $114,338) (b)	114,426	114,559
SNAAC Auto Receivables Trust 2014-1
1.03%, 09/17/2018 (Acquired 04/01/2014, Cost $1,417,238) (b)	1,417,280	1,416,999
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
0.82%, 10/25/2035	480,550	467,226
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
0.45%, 12/25/2036	1,725,000	1,662,177
SpringCastle America Funding LLC
3.75%, 04/03/2021 (Acquired 10/28/2013 through 07/11/2014, Cost $3,768,292) (b)	3,763,785	3,793,498
4.00%, 12/03/2024 (Acquired 03/26/2014, Cost $6,350,667) (b)	6,345,313	6,336,053
Springcastle Amer Fd 2014-a
2.70%, 05/25/2023	10,000,000	9,999,000
4.61%, 10/25/2027	1,750,000	1,749,475
Springleaf Funding Trust 2013-A
2.58%, 09/15/2021 (Acquired 10/28/2013, Cost $6,313,843) (b)	6,347,000	6,391,803
Springleaf Funding Trust 2013-B
3.92%, 01/16/2023 (Acquired 10/28/2013, Cost $509,550) (b)	516,000	528,420
4.82%, 01/16/2023 (Acquired 10/28/2013 through 12/20/2013, Cost $1,120,455) (b)	1,140,000	1,153,908
Springleaf Funding Trust 2014-A
2.41%, 12/15/2022 (Acquired 03/19/2014, Cost $6,531,924) (b)	6,533,000	6,520,430
3.45%, 12/15/2022 (Acquired 03/19/2014, Cost $582,820) (b)	583,000	581,779
Stanwich Mortgage Loan Co 2012-NPL4 LLC
2.98%, 09/15/2042 (Acquired 10/28/2013, Cost $431,474) (b)	429,782	430,397
Stanwich Mortgage Loan Trust
2.98%, 02/16/2043 (Acquired 10/28/2013, Cost $1,149,735) (b)	1,139,342	1,137,337
Structured Asset Investment Loan Trust 2004-4
0.95%, 04/25/2034	720,327	663,184
Structured Asset Sec Corp Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	79,734	79,370
3.45%, 02/25/2032	205,147	202,829
Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	42,422	44,716
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-6XS
5.53%, 03/25/2034	314,739	325,427
5.55%, 03/25/2034	251,710	260,794
Structured Asset Secutities Corp Mor Pa Th Ce Se 2002 23XS
6.58%, 11/25/2032	129,406	135,004
Tidewater Auto Receivables Trust 2014-A
1.40%, 07/15/2018 (Acquired 06/06/2014 through 06/23/2014, Cost $1,900,344) (b)	1,901,000	1,897,525
1.85%, 12/15/2018 (Acquired 06/06/2014, Cost $2,384,719) (b)	2,385,000	2,370,375
Toyota Auto Receivables 2014-A Owner Trust
0.41%, 08/15/2016	2,602,000	2,603,647
Trafigura Securitisation Finance PLC
2.55%, 10/15/2015 (Acquired 10/28/2013, Cost $2,574,697) (b)	2,569,000	2,588,591
Truman Capital Mortgage Loan Trust 2014-NPL1
3.23%, 07/25/2053 (Acquired 08/19/2014, Cost $3,854,762) (b)	3,859,698	3,854,789
Truman Capital Mortgage Loan Trust 2014-NPL2
3.13%, 06/25/2054 (Acquired 09/09/2014, Cost $3,733,095) (b)	3,737,000	3,718,162
4.00%, 06/25/2054 (Acquired 09/09/2014, Cost $858,469) (b)	877,000	853,317
Truman Capital Mortgage Loan Trust 2014-NPL3
3.13%, 04/25/2053 (Acquired 09/09/2014, Cost $3,732,622) (b)	3,737,000	3,722,052
US Residential Opportunity Fund Trust 2014-1
3.47%, 03/25/2034 (Acquired 03/14/2014, Cost $1,172,018) (b)	1,172,018	1,173,415
USAA Auto Owner Trust 2014-1
0.38%, 10/17/2016 (Acquired 02/25/2014, Cost $1,537,940) (b)	1,538,000	1,538,157
Vericrest Opportunity Loan Transferee
3.13%, 09/25/2043 (Acquired 09/19/2014, Cost $5,062,940) (b)	5,069,000	5,062,937
4.25%, 09/25/2043 (Acquired 09/19/2014, Cost $1,379,292) (b)	1,406,000	1,379,292
Vericrest Opportunity Loan Transferee 2014-NPL4 LLC

3.13%, 04/27/2054 (Acquired 06/20/2014, Cost $7,449,310) (b)	7,460,004	7,459,840
Volkswagen Auto Lease Trust 2012-A
0.87%, 07/20/2015	180,745	180,795
VOLT NPL X LLC
3.96%, 11/25/2053 (Acquired 11/4/2013, Cost $349,666) (b)	349,694	351,274
VOLT XIX LLC
3.63%, 04/25/2055 (Acquired 11/21/2013, Cost $939,914) (b)	943,534	944,415
VOLT XV LLC
3.25%, 05/26/2054	1,662,074	1,663,736
VOLT XVI LLC
3.23%, 09/25/2058 (Acquired 08/19/2014, Cost $4,279,277) (b)	4,286,000	4,279,571
VOLT XX LLC
3.63%, 03/25/2054 (Acquired 12/11/2013, Cost $2,103,939) (b)	2,113,088	2,121,113
VOLT XXI LLC
3.63%, 11/25/2053 (Acquired 12/18/2013, Cost $1,812,849) (b)	1,820,060	1,824,647
VOLT XXII LLC
3.63%, 10/27/2053 (Acquired 02/20/2014, Cost $2,299,062) (b)	2,299,062	2,302,458
VOLT XXIII LLC
3.63%, 11/25/2053 (Acquired 02/20/2014, Cost $2,320,624) (b)	2,320,624	2,326,623
VOLT XXIV LLC
3.25%, 11/25/2053 (Acquired 03/14/2014, Cost $5,342,070) (b)	5,342,070	5,351,322
Westgate Resorts 2012-1 LLC
4.50%, 09/20/2025 (Acquired 10/28/2013, Cost $656,529) (b)	647,545	651,997
Westgate Resorts 2012-2 LLC
3.00%, 01/20/2025 (Acquired 10/28/2013, Cost $838,272) (b)	836,623	843,159
Westgate Resorts LLC
2.50%, 03/20/2025 (Acquired 10/28/2013, Cost $569,992) (b)	570,574	573,605
World Omni Automobile Lease Securitization Trust 2012-A
0.93%, 11/16/2015	24,587	24,595
Total Asset Backed Obligations (Cost $516,165,537)		$517,347,301

Corporate Bonds - 26.53%
Basic Materials - 1.31%
Agrium Inc
3.15%, 10/01/2022	$875,000	$850,955
6.13%, 01/15/2041	2,850,000	3,384,367
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $262,834) (b)	215,000	272,856
BHP Billiton Finance USA Ltd
1.00%, 02/24/2015	194,000	194,524
5.40%, 03/29/2017	165,000	181,498
6.50%, 04/01/2019	284,000	335,594
3.85%, 09/30/2023	646,000	671,519
5.00%, 09/30/2043	3,530,000	3,872,498
CF Industries Inc
7.13%, 05/01/2020	900,000	1,085,741
Dow Chemical Co/The
8.55%, 05/15/2019	96,000	120,656
4.25%, 11/15/2020	499,000	531,656
4.13%, 11/15/2021	441,000	463,393
3.00%, 11/15/2022	448,000	432,042
7.38%, 11/01/2029	339,000	446,710
5.25%, 11/15/2041	199,000	206,440
4.38%, 11/15/2042	1,570,000	1,466,593
Eastman Chemical Co
4.50%, 01/15/2021	5,175,000	5,537,379
Ecolab Inc
1.45%, 12/08/2017	5,928,000	5,882,485
5.50%, 12/08/2041	103,000	117,918
EI du Pont de Nemours & Co
1.95%, 01/15/2016	382,000	388,594
6.00%, 07/15/2018	516,000	591,277
5.60%, 12/15/2036	155,000	182,294
4.90%, 01/15/2041	222,000	234,384
Freeport-McMoRan Inc
2.15%, 03/01/2017	1,001,000	1,018,045

3.55%, 03/01/2022	5,025,000	4,910,154
3.88%, 03/15/2023	723,000	713,104
5.45%, 03/15/2043	269,000	274,280
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,529,716) (b)	3,160,000	3,570,756
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,248,785) (b)	5,380,000	5,520,278
Glencore Finance Canada Ltd
5.80%, 11/15/2016 (Acquired 10/28/2013 through 11/26/2013, Cost $201,832) (b)	188,000	204,749
3.60%, 01/15/2017 (Acquired 02/06/2014, Cost $6,256,525) (b)	6,016,000	6,255,172
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,811,917) (b)	5,000,000	5,010,790
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $520,420) (b)	537,000	525,680
4.13%, 05/30/2023 (Acquired 12/02/2013, Cost $51,656) (b)	54,000	53,444
Goldcorp Inc
3.63%, 06/09/2021	1,810,000	1,832,270
International Paper Co
6.00%, 11/15/2041	3,150,000	3,583,147
Lubrizol Corp
8.88%, 02/01/2019	1,205,000	1,521,094
LYB International Finance BV
5.25%, 07/15/2043	760,000	818,708
4.88%, 03/15/2044	1,500,000	1,530,932
LyondellBasell Industries NV
5.00%, 04/15/2019	3,690,000	4,073,376
MeadWestvaco Corp
7.38%, 09/01/2019	3,300,000	3,968,864
Monsanto Co
2.75%, 07/15/2021	622,000	616,734
3.38%, 07/15/2024	500,000	497,386
4.20%, 07/15/2034	665,000	669,850
4.40%, 07/15/2044	605,000	599,576
4.70%, 07/15/2064	121,000	120,431
Mosaic Co/The
3.75%, 11/15/2021	1,227,000	1,272,958
4.25%, 11/15/2023	746,000	776,437
5.45%, 11/15/2033	814,000	899,759
4.88%, 11/15/2041	52,000	52,004
5.63%, 11/15/2043	2,650,000	2,957,612
Nucor Corp
4.00%, 08/01/2023	176,000	180,269
Placer Dome Inc
6.45%, 10/15/2035	203,000	226,745
Plum Creek Timberlands LP
5.88%, 11/15/2015	468,000	493,060
Potash Corp of Saskatchewan Inc
3.25%, 12/01/2017	31,000	32,566
6.50%, 05/15/2019	392,000	465,262
PPG Industries Inc
6.65%, 03/15/2018	645,000	744,064
9.00%, 05/01/2021	217,000	282,449
5.50%, 11/15/2040	118,000	138,555
Praxair Inc
4.63%, 03/30/2015	196,000	200,133
5.20%, 03/15/2017	50,000	54,828
Rio Tinto Alcan Inc
5.75%, 06/01/2035	54,000	61,408
Rio Tinto Finance USA Ltd
9.00%, 05/01/2019	797,000	1,020,624
3.50%, 11/02/2020	132,000	136,745
3.75%, 09/20/2021	388,000	402,506
Rio Tinto Finance USA PLC
1.63%, 08/21/2017	461,000	463,479
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,629) (b)	537,000	552,036
Teck Resources Ltd
4.75%, 01/15/2022	1,259,000	1,294,204

Union Carbide Corp
7.50%, 06/01/2025	624,000	797,126
7.75%, 10/01/2096	681,000	894,331
Vale Overseas Ltd
4.38%, 01/11/2022	5,000,000	5,036,650
8.25%, 01/17/2034	424,000	530,954
6.88%, 11/21/2036	167,000	188,293
6.88%, 11/10/2039	107,000	121,480
Westvaco Corp
9.75%, 06/15/2020	17,000	21,869
8.20%, 01/15/2030	537,000	704,415
		96,343,014
Communications - 2.27%
21st Century Fox America Inc
8.00%, 10/17/2016	114,000	129,549
7.25%, 05/18/2018	203,000	239,473
3.00%, 09/15/2022	380,000	369,155
8.88%, 04/26/2023	108,000	143,651
9.50%, 07/15/2024	175,000	237,318
7.30%, 04/30/2028	454,000	564,292
7.63%, 11/30/2028	310,000	397,434
6.20%, 12/15/2034	258,000	313,286
6.65%, 11/15/2037	310,000	388,579
6.90%, 08/15/2039	155,000	199,159
6.15%, 02/15/2041	3,790,000	4,496,778
America Movil SAB de CV
2.38%, 09/08/2016	441,000	450,424
5.00%, 10/16/2019	3,500,000	3,888,570
5.00%, 03/30/2020	7,300,000	7,988,463
3.13%, 07/16/2022	374,000	363,184
6.13%, 03/30/2040	283,000	329,531
AT&T Inc
0.90%, 02/12/2016	329,000	329,387
5.50%, 02/01/2018	543,000	607,265
4.45%, 05/15/2021	722,000	781,779
3.88%, 08/15/2021	134,000	140,455
3.90%, 03/11/2024	3,750,000	3,812,880
6.30%, 01/15/2038	743,000	879,034
5.35%, 09/01/2040	1,094,000	1,160,073
4.30%, 12/15/2042	1,122,000	1,025,355
4.80%, 06/15/2044	5,695,000	5,611,061
4.35%, 06/15/2045	511,000	469,687
BellSouth Telecommunications LLC
6.30%, 12/15/2015	58,000	58,375
British Sky Broadcasting Group PLC
3.75%, 09/16/2024 (Acquired 09/09/2014, Cost $285,909) (b)	287,000	286,339
British Telecommunications PLC
5.95%, 01/15/2018	289,000	326,186
2.35%, 02/14/2019	220,000	220,435
9.63%, 12/15/2030	721,000	1,132,169
CBS Corp
1.95%, 07/01/2017	4,840,000	4,901,729
5.75%, 04/15/2020	147,000	168,026
4.30%, 02/15/2021	155,000	165,226
3.70%, 08/15/2024	546,000	539,191
5.50%, 05/15/2033	77,000	84,239
5.90%, 10/15/2040	67,000	76,750
4.90%, 08/15/2044	315,000	311,371
Centel Capital Corp
9.00%, 10/15/2019	464,000	557,379
CenturyLink Inc
5.15%, 06/15/2017	322,000	337,295
Cisco Systems Inc
5.50%, 02/22/2016	155,000	165,059
2.90%, 03/04/2021	186,000	187,772
3.63%, 03/04/2024	550,000	562,667

5.90%, 02/15/2039	515,000	620,656
5.50%, 01/15/2040	481,000	558,436
Comcast Cable Communications Holdings Inc
9.46%, 11/15/2022	542,000	778,397
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	122,616
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	258,031
Comcast Corp
5.90%, 03/15/2016	134,000	143,978
6.50%, 01/15/2017	103,000	115,347
4.25%, 01/15/2033	1,895,000	1,918,003
4.20%, 08/15/2034	555,000	550,234
6.50%, 11/15/2035	1,342,000	1,745,782
6.45%, 03/15/2037	310,000	396,193
6.95%, 08/15/2037	107,000	143,366
4.50%, 01/15/2043	1,765,000	1,787,804
Cox Communications Inc
5.45%, 12/15/2014	86,000	86,845
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $319,305) (b)	348,000	338,012
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $164,767) (b)	134,000	189,954
Cox Enterprises Inc
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $319,208) (b)	273,000	339,029
Crown Castle Towers LLC
3.21%, 08/15/2015 (Acquired 10/28/2013, Cost $289,976) (b)	287,000	293,133
Deutsche Telekom International Finance BV
2.25%, 03/06/2017 (Acquired 10/28/2013 through 12/11/2013, Cost $4,607,218) (b)	4,529,000	4,610,246
6.00%, 07/08/2019	209,000	241,650
8.75%, 06/15/2030	648,000	942,178
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,048) (b)	240,000	248,155
DIRECTV Holdings LLC / DIRECTV Financing Co Inc
4.60%, 02/15/2021	578,000	628,151
5.00%, 03/01/2021	446,000	493,882
3.80%, 03/15/2022	619,000	629,133
6.00%, 08/15/2040	2,106,000	2,365,299
6.38%, 03/01/2041	329,000	383,417
5.15%, 03/15/2042	40,000	40,446
Discovery Communications LLC
4.38%, 06/15/2021	752,000	807,326
4.95%, 05/15/2042	261,000	261,214
eBay Inc
2.88%, 08/01/2021	785,000	768,405
2.60%, 07/15/2022	236,000	222,592
3.45%, 08/01/2024	960,000	935,097
4.00%, 07/15/2042	213,000	186,277
GTE Corp
8.75%, 11/01/2021	114,000	152,647
6.94%, 04/15/2028	351,000	428,765
GTP Acquisition Partners I LLC
4.35%, 06/15/2016 (Acquired 10/28/2013, Cost $1,148,483) (b)	1,087,000	1,110,173
Historic TW Inc
9.15%, 02/01/2023	347,000	468,143
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	762,545
6.40%, 04/30/2040	372,000	479,116
5.95%, 04/01/2041	527,000	643,255
New Cingular Wireless Services Inc
8.75%, 03/01/2031	1,140,000	1,735,583
Nippon Telegraph & Telephone Corp
1.40%, 07/18/2017	237,000	236,651
Orange SA
2.75%, 09/14/2016	437,000	450,140
2.75%, 02/06/2019	3,000,000	3,035,826
8.75%, 03/01/2031	655,000	965,018
Qwest Corp
6.75%, 12/01/2021	3,866,000	4,431,940

Rogers Communications Inc
4.10%, 10/01/2023	1,255,000	1,301,110
8.75%, 05/01/2032	258,000	371,959
SK Telecom Co Ltd
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $433,891) (b)	361,000	452,997
Sprint Capital Corp
6.90%, 05/01/2019	301,000	316,426
8.75%, 03/15/2032	38,000	41,468
TCI Communications Inc
8.75%, 08/01/2015	44,000	46,994
7.13%, 02/15/2028	138,000	181,330
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,625,000
7.18%, 06/18/2019	215,000	242,950
7.20%, 07/18/2036	1,644,000	1,759,080
Telefonica Emisiones SAU
6.42%, 06/20/2016	468,000	508,624
6.22%, 07/03/2017	545,000	608,040
3.19%, 04/27/2018	221,000	227,932
5.88%, 07/15/2019	197,000	225,230
5.13%, 04/27/2020	303,000	333,046
5.46%, 02/16/2021	233,000	259,482
Thomson Reuters Corp
4.70%, 10/15/2019	222,000	242,699
3.95%, 09/30/2021	934,000	972,352
3.85%, 09/29/2024	342,000	339,397
4.50%, 05/23/2043	312,000	297,302
Time Warner Cable Inc
5.85%, 05/01/2017	100,000	110,840
6.75%, 07/01/2018	5,490,000	6,383,349
8.75%, 02/14/2019	184,000	231,621
8.25%, 04/01/2019	222,000	276,495
6.55%, 05/01/2037	375,000	473,064
7.30%, 07/01/2038	253,000	344,056
6.75%, 06/15/2039	539,000	692,464
5.88%, 11/15/2040	475,000	558,893
5.50%, 09/01/2041	385,000	433,387
Time Warner Entertainment Co LP
8.38%, 03/15/2023	208,000	276,796
8.38%, 07/15/2033	671,000	991,154
Time Warner Inc
4.75%, 03/29/2021	585,000	637,472
4.00%, 01/15/2022	900,000	936,444
7.63%, 04/15/2031	4,513,000	6,091,517
7.70%, 05/01/2032	842,000	1,158,759
6.50%, 11/15/2036	257,000	309,223
6.20%, 03/15/2040	323,000	379,273
6.25%, 03/29/2041	170,000	200,474
5.38%, 10/15/2041	181,000	192,276
4.65%, 06/01/2044	2,145,000	2,076,396
Verizon Communications Inc
1.35%, 06/09/2017	889,000	884,483
2.63%, 02/21/2020 (Acquired 09/11/2013 through 02/27/2014, Cost $203,218) (b)	205,000	202,428
4.50%, 09/15/2020	1,070,000	1,157,584
5.15%, 09/15/2023	1,030,000	1,140,590
6.40%, 09/15/2033	12,337,000	15,029,156
5.85%, 09/15/2035	149,000	170,506
6.40%, 02/15/2038	114,000	138,096
6.55%, 09/15/2043	5,794,000	7,238,977
4.86%, 08/21/2046 (Acquired 10/28/2013 through 11/20/2013, Cost $7,395,627) (b)	8,303,000	8,326,506
5.01%, 08/21/2054 (Acquired 08/19/2014, Cost $5,384,003) (b)	5,813,000	5,840,594
Verizon Maryland LLC
5.13%, 06/15/2033	103,000	106,011
Verizon New England Inc
7.88%, 11/15/2029	279,000	354,824
Verizon New York Inc

7.38%, 04/01/2032	91,000	112,013
Verizon Pennsylvania LLC
6.00%, 12/01/2028	439,000	477,188
8.35%, 12/15/2030	540,000	707,889
Viacom Inc
1.25%, 02/27/2015	93,000	93,310
6.25%, 04/30/2016	80,000	86,577
4.50%, 03/01/2021	62,000	66,906
3.88%, 12/15/2021	581,000	601,939
3.13%, 06/15/2022	224,000	219,734
3.25%, 03/15/2023	69,000	67,461
4.50%, 02/27/2042	209,000	196,934
4.38%, 03/15/2043	718,000	661,065
Vodafone Group PLC
1.63%, 03/20/2017	857,000	858,468
1.50%, 02/19/2018	784,000	772,607
5.45%, 06/10/2019	78,000	87,799
		167,152,132
Consumer, Cyclical - 1.10%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $371,499) (b)	388,508	392,880
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	132,698	143,448
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	4,855,772	5,207,816
American Honda Finance Corp
2.25%, 08/15/2019	739,000	736,366
Arrow Electronics Inc
3.38%, 11/01/2015	336,000	344,650
3.00%, 03/01/2018	197,000	201,913
6.88%, 06/01/2018	279,000	317,908
6.00%, 04/01/2020	478,000	541,840
4.50%, 03/01/2023	183,000	189,026
7.50%, 01/15/2027	992,000	1,218,748
Bed Bath & Beyond Inc
4.92%, 08/01/2034	665,000	661,670
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	22,482	23,857
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	44,237	50,098
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	6,361,911	7,061,721
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	212,789	217,577
CVS Health Corp
4.00%, 12/05/2023	6,000,000	6,247,896
5.30%, 12/05/2043	3,260,000	3,652,511
CVS Pass-Through Trust
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $771,781) (b)	698,272	809,828
Daimler Finance North America LLC
1.65%, 04/10/2015 (Acquired 10/28/2013, Cost $1,193,594) (b)	1,189,000	1,195,951
2.63%, 09/15/2016 (Acquired 10/28/2013, Cost $554,427) (b)	542,000	557,866
2.95%, 01/11/2017 (Acquired 10/28/2013, Cost $1,039,523) (b)	1,011,000	1,046,306
1.38%, 08/01/2017 (Acquired 07/24/2014, Cost $3,288,615) (b)	3,300,000	3,284,625
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,075,245) (b)	3,080,000	3,076,868
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,964) (b)	195,000	197,380
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,215,205) (b)	3,250,000	3,225,242
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $698,677) (b)	700,000	703,569
8.50%, 01/18/2031	155,000	234,148
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,182,948	3,708,134
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	340,798	366,357
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	113,319	123,801
Delta Air Lines 2012-1 Class A Pass Through Trust

4.75%, 05/07/2020	363,201	393,165
DR Horton Inc
6.50%, 04/15/2016	107,000	114,490
Ford Motor Co
4.75%, 01/15/2043	7,240,000	7,246,053
Gap Inc/The
5.95%, 04/12/2021	391,000	444,669
Home Depot Inc/The
5.40%, 03/01/2016	475,000	506,549
4.40%, 04/01/2021	77,000	85,658
5.88%, 12/16/2036	5,490,000	6,759,821
4.40%, 03/15/2045	268,000	270,938
Johnson Controls Inc
4.25%, 03/01/2021	344,000	367,912
3.75%, 12/01/2021	475,000	488,029
3.63%, 07/02/2024	161,000	159,649
6.00%, 01/15/2036	107,000	126,794
5.25%, 12/01/2041	722,000	778,026
4.95%, 07/02/2064	1,380,000	1,346,430
Kohl's Corp
6.25%, 12/15/2017	103,000	116,804
Lowe's Cos Inc
7.11%, 05/15/2037	361,000	484,805
5.13%, 11/15/2041	238,000	266,883
4.65%, 04/15/2042	449,000	467,063
Macy's Retail Holdings Inc
7.45%, 07/15/2017	134,000	154,285
2.88%, 02/15/2023	421,000	401,818
4.38%, 09/01/2023	192,000	202,583
5.13%, 01/15/2042	101,000	105,378
Nissan Motor Acceptance Corp
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $716,926) (b)	727,000	723,923
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $506,535) (b)	500,000	509,145
Nordstrom Inc
4.00%, 10/15/2021	398,000	425,734
PACCAR Financial Corp
1.60%, 03/15/2017	407,000	410,979
0.83%, 12/06/2018	3,000,000	3,029,694
Target Corp
6.00%, 01/15/2018	217,000	246,940
3.50%, 07/01/2024	355,000	355,341
Toyota Motor Credit Corp
3.20%, 06/17/2015	572,000	583,476
2.00%, 09/15/2016	1,600,000	1,633,507
2.05%, 01/12/2017	402,000	411,068
1.75%, 05/22/2017	516,000	522,549
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018	24,943	26,938
Walgreen Co
3.10%, 09/15/2022	871,000	842,708
Wal-Mart Stores Inc
3.30%, 04/22/2024	3,820,000	3,863,544
7.55%, 02/15/2030	72,000	102,115
5.25%, 09/01/2035	124,000	143,240
6.20%, 04/15/2038	108,000	137,918
		80,996,621
Consumer, Non-cyclical - 2.63%
AbbVie Inc
1.75%, 11/06/2017	866,000	863,048
2.90%, 11/06/2022	574,000	548,814
Actavis Funding SCS
3.85%, 06/15/2024 (Acquired 06/10/2014, Cost $535,972) (b)	538,000	521,523
4.85%, 06/15/2044 (Acquired 06/11/2014, Cost $3,216,704) (b)	3,240,000	3,043,957
Actavis Inc
3.25%, 10/01/2022	271,000	261,391
ADT Corp/The

3.50%, 07/15/2022	577,000	499,105
4.13%, 06/15/2023	217,000	193,130
4.88%, 07/15/2042	323,000	268,090
Aetna Inc
6.50%, 09/15/2018	4,000,000	4,662,244
6.75%, 12/15/2037	341,000	449,315
4.50%, 05/15/2042	205,000	201,672
4.75%, 03/15/2044	1,800,000	1,830,119
Amgen Inc
5.70%, 02/01/2019	204,000	232,139
4.50%, 03/15/2020	123,000	133,885
3.88%, 11/15/2021	722,000	759,213
5.75%, 03/15/2040	4,215,000	4,823,916
4.95%, 10/01/2041	464,000	480,612
5.15%, 11/15/2041	1,496,000	1,578,979
5.65%, 06/15/2042	522,000	592,917
5.38%, 05/15/2043	1,650,000	1,797,051
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	114,683
5.75%, 04/01/2036	114,000	134,826
Anheuser-Busch InBev Finance Inc
3.70%, 02/01/2024	960,000	965,409
4.63%, 02/01/2044	1,860,000	1,884,122
Anheuser-Busch InBev Worldwide Inc
7.75%, 01/15/2019	132,000	159,362
Archer-Daniels-Midland Co
5.94%, 10/01/2032	227,000	280,833
Baxter International Inc
4.63%, 03/15/2015	52,000	52,976
1.85%, 06/15/2018	183,000	182,238
3.65%, 08/15/2042	1,900,000	1,719,352
Becton Dickinson and Co
5.00%, 05/15/2019	72,000	80,734
Bunge Ltd Finance Corp
3.20%, 06/15/2017	4,010,000	4,153,233
8.50%, 06/15/2019	4,456,000	5,533,831
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	518,754
Cargill Inc
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $179,656) (b)	160,000	180,728
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $351,900) (b)	294,000	354,479
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $298,680) (b)	281,000	306,261
3.30%, 03/01/2022 (Acquired 12/28/2013, Cost $791,780) (b)	800,000	814,448
Celgene Corp
3.25%, 08/15/2022	1,020,000	1,013,125
4.00%, 08/15/2023	298,000	310,007
3.63%, 05/15/2024	440,000	435,308
Cigna Corp
5.38%, 02/15/2042	3,040,000	3,349,034
Coca-Cola Co/The
4.88%, 03/15/2019	160,000	179,019
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	9,890,000	9,932,082
ConAgra Foods Inc
1.30%, 01/25/2016	235,000	235,953
5.82%, 06/15/2017	644,000	710,927
2.10%, 03/15/2018	189,000	189,176
4.95%, 08/15/2020	215,000	235,561
9.75%, 03/01/2021	1,750,000	2,255,187
7.00%, 10/01/2028	1,250,000	1,578,220
Delhaize Group SA
4.13%, 04/10/2019	5,510,000	5,799,661
Diageo Capital PLC
1.50%, 05/11/2017	405,000	407,027
4.83%, 07/15/2020	287,000	319,035
Diageo Finance BV

5.30%, 10/28/2015	222,000	233,233
Diageo Investment Corp
8.00%, 09/15/2022	516,000	671,834
ERAC USA Finance LLC
2.75%, 03/15/2017 (Acquired 10/28/2013, Cost $281,707) (b)	275,000	283,282
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $46,281) (b)	41,000	46,642
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,952,706) (b)	4,875,000	4,988,158
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $420,185) (b)	400,000	433,166
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $582,810) (b)	508,000	641,649
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $369,040) (b)	357,000	403,189
Express Scripts Holding Co
2.65%, 02/15/2017	7,518,000	7,730,835
4.75%, 11/15/2021	4,000,000	4,368,312
3.50%, 06/15/2024	897,000	878,307
FBG Finance Pty Ltd
5.13%, 06/15/2015 (Acquired 10/28/2013, Cost $422,079) (b)	410,000	422,619
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	476,977
Forest Laboratories Inc
4.38%, 02/01/2019 (Acquired 01/27/2014 through 02/04/2014, Cost $5,495,576) (b)	5,100,000	5,368,061
5.00%, 12/15/2021 (Acquired 04/01/2014, Cost $764,715) (b)	700,000	748,220
Gilead Sciences Inc
3.70%, 04/01/2024	900,000	919,295
5.65%, 12/01/2041	2,910,000	3,409,240
GlaxoSmithKline Capital Inc
5.65%, 05/15/2018	320,000	362,248
6.38%, 05/15/2038	217,000	279,385
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 06/27/2014, Cost $3,004,826) (b)	3,000,000	2,960,850
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $296,309) (b)	299,000	297,052
Hospira Inc
6.05%, 03/30/2017	537,000	586,534
Humana Inc
7.20%, 06/15/2018	215,000	253,510
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,167,597
4.50%, 12/05/2043	3,650,000	3,979,796
Kellogg Co
1.75%, 05/17/2017	262,000	264,056
3.25%, 05/21/2018	234,000	243,688
Kimberly-Clark Corp
7.50%, 11/01/2018	52,000	63,057
2.40%, 03/01/2022	140,000	136,569
Kraft Foods Group Inc
6.13%, 08/23/2018	531,000	609,129
5.38%, 02/10/2020	318,000	358,297
3.50%, 06/06/2022	588,000	595,188
6.88%, 01/26/2039	1,049,000	1,340,666
6.50%, 02/09/2040	310,000	383,922
5.00%, 06/04/2042	505,000	527,954
Kroger Co/The
2.20%, 01/15/2017	399,000	406,653
6.40%, 08/15/2017	62,000	70,083
6.15%, 01/15/2020	206,000	239,469
4.00%, 02/01/2024	63,000	64,652
7.50%, 04/01/2031	1,271,000	1,658,265
5.40%, 07/15/2040	95,000	104,808
5.00%, 04/15/2042	1,434,000	1,485,082
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,768,016
McKesson Corp
0.95%, 12/04/2015	144,000	144,175
Medco Health Solutions Inc
2.75%, 09/15/2015	223,000	227,233
Merck & Co Inc

1.30%, 05/18/2018	107,000	105,605
2.40%, 09/15/2022	376,000	358,787
2.80%, 05/18/2023	361,000	351,041
4.15%, 05/18/2043	4,000,000	3,957,396
Mondelez International Inc
2.25%, 02/01/2019	6,550,000	6,502,303
5.38%, 02/10/2020	1,161,000	1,316,289
4.00%, 02/01/2024	1,590,000	1,629,224
Mylan Inc/PA
6.00%, 11/15/2018 (Acquired 12/26/2013, Cost $685,480) (b)	662,000	685,964
2.55%, 03/28/2019	600,000	596,675
7.88%, 07/15/2020 (Acquired 11/18/2013, Cost $5,444,636) (b)	5,000,000	5,453,915
Novartis Capital Corp
2.40%, 09/21/2022	6,440,000	6,222,296
3.40%, 05/06/2024	922,000	936,514
PepsiCo Inc
1.25%, 08/13/2017	1,175,000	1,171,585
7.90%, 11/01/2018	24,000	29,477
3.00%, 08/25/2021	258,000	262,671
Perrigo Co PLC
2.30%, 11/08/2018 (Acquired 12/17/2013, Cost $4,220,424) (b)	4,223,000	4,194,824
Pfizer Inc
3.00%, 06/15/2023	449,000	445,323
4.30%, 06/15/2043	4,170,000	4,201,283
Procter & Gamble - Esop
9.36%, 01/01/2021	182,088	227,611
Procter & Gamble Co/The
5.50%, 02/01/2034	103,000	125,788
Roche Holdings Inc
7.00%, 03/01/2039 (Acquired 11/26/2013, Cost $3,193,728) (b)	2,400,000	3,357,782
RR Donnelley & Sons Co
8.60%, 08/15/2016	269,000	291,865
6.13%, 01/15/2017	11,000	11,302
7.63%, 06/15/2020	107,000	117,700
SABMiller Holdings Inc
1.85%, 01/15/2015 (Acquired 10/28/2013, Cost $392,176) (b)	391,000	392,534
2.20%, 08/01/2018 (Acquired 12/17/2013, Cost $5,113,001) (b)	5,080,000	5,069,205
3.75%, 01/15/2022 (Acquired 10/28/2013, Cost $492,327) (b)	481,000	490,274
SABMiller PLC
6.50%, 07/01/2016 (Acquired 10/28/2013, Cost $95,875) (b)	88,000	96,086
Sysco Corp
3.00%, 10/02/2021	203,000	203,382
Tyson Foods Inc
4.50%, 06/15/2022	4,750,000	5,034,216
3.95%, 08/15/2024	1,451,000	1,453,539
UnitedHealth Group Inc
3.38%, 11/15/2021	685,000	707,167
2.75%, 02/15/2023	186,000	179,791
2.88%, 03/15/2023	310,000	302,639
6.63%, 11/15/2037	562,000	736,936
4.38%, 03/15/2042	5,170,000	5,121,609
Ventas Realty LP
3.75%, 05/01/2024	382,000	375,713
WellPoint Inc
2.30%, 07/15/2018	289,000	289,748
3.13%, 05/15/2022	484,000	478,075
3.30%, 01/15/2023	271,000	267,934
3.50%, 08/15/2024	694,000	676,821
4.63%, 05/15/2042	400,000	389,681
4.65%, 01/15/2043	391,000	384,676
5.10%, 01/15/2044	1,881,000	1,998,583
4.65%, 08/15/2044	395,000	383,846
Wm Wrigley Jr Co
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,982,941) (b)	4,960,000	5,029,698
Wyeth LLC
6.45%, 02/01/2024	82,000	102,157

Zoetis Inc
4.70%, 02/01/2043	300,000	301,648
		193,746,842
Diversified - 0.11%
Hutchison Whampoa International 09 Ltd
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $724,506) (b)	612,000	743,766
Hutchison Whampoa International 09/19 Ltd
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,937,541) (b)	6,175,000	7,046,509
Hutchison Whampoa International 12 II Ltd
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $421,443) (b)	450,000	443,435
		8,233,710
Energy - 3.12%
Alberta Energy Co Ltd
7.38%, 11/01/2031	274,000	359,235
Anadarko Finance Co
7.50%, 05/01/2031	206,000	278,991
Anadarko Holding Co
7.15%, 05/15/2028	170,000	217,339
Anadarko Petroleum Corp
6.38%, 09/15/2017	722,000	818,400
8.70%, 03/15/2019	664,000	835,133
6.95%, 06/15/2019	2,975,000	3,550,035
6.45%, 09/15/2036	2,685,000	3,271,986
0.00%, 10/10/2036	4,000,000	1,511,288
ANR Pipeline Co
9.63%, 11/01/2021	337,000	475,826
Apache Corp
6.90%, 09/15/2018	258,000	303,440
3.25%, 04/15/2022	99,000	99,208
4.75%, 04/15/2043	416,000	415,724
BP Capital Markets PLC
3.88%, 03/10/2015	568,000	576,790
1.85%, 05/05/2017	689,000	696,365
1.38%, 11/06/2017	229,000	227,425
2.24%, 05/10/2019	400,000	397,553
4.74%, 03/11/2021	640,000	706,096
3.25%, 05/06/2022	262,000	260,029
2.75%, 05/10/2023	262,000	247,454
3.81%, 02/10/2024	3,993,000	4,041,890
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,896,378
Burlington Resources Finance Co
7.40%, 12/01/2031	53,000	75,651
Burlington Resources Inc
8.20%, 03/15/2025	206,000	277,034
Cameron International Corp
3.60%, 04/30/2022	5,900,000	5,992,181
4.00%, 12/15/2023	163,000	169,243
Canadian Natural Resources Ltd
5.90%, 02/01/2018	41,000	46,209
7.20%, 01/15/2032	41,000	54,349
6.45%, 06/30/2033	150,000	184,499
6.50%, 02/15/2037	118,000	147,116
6.25%, 03/15/2038	478,000	583,822
6.75%, 02/01/2039	206,000	267,739
Cenovus Energy Inc
3.00%, 08/15/2022	184,000	179,727
6.75%, 11/15/2039	351,000	446,360
4.45%, 09/15/2042	427,000	416,699
CenterPoint Energy Resources Corp
6.13%, 11/01/2017	55,000	62,427
4.50%, 01/15/2021	103,000	112,630
Chevron Corp
4.95%, 03/03/2019	526,000	587,780
2.36%, 12/05/2022	315,000	299,973
CNOOC Finance 2013 Ltd

3.00%, 05/09/2023	2,000,000	1,858,438
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,180,741
Conoco Funding Co
7.25%, 10/15/2031	54,000	75,285
ConocoPhillips
5.20%, 05/15/2018	155,000	173,575
5.75%, 02/01/2019	206,000	235,038
6.00%, 01/15/2020	150,000	176,474
6.50%, 02/01/2039	150,000	196,365
ConocoPhillips Canada Funding Co I
5.63%, 10/15/2016	126,000	138,360
Continental Resources Inc/OK
4.50%, 04/15/2023	3,625,000	3,754,989
DCP Midstream LLC
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $6,109,631) (b)	4,960,000	6,351,310
Devon Energy Corp
0.77%, 12/15/2016	4,000,000	4,024,532
1.88%, 05/15/2017	3,385,000	3,416,115
2.25%, 12/15/2018	3,000,000	2,993,163
6.30%, 01/15/2019	1,174,000	1,357,820
3.25%, 05/15/2022	596,000	591,700
7.95%, 04/15/2032	1,000,000	1,413,889
4.75%, 05/15/2042	323,000	321,303
Diamond Offshore Drilling Inc
4.88%, 11/01/2043	767,000	710,968
Ecopetrol SA
4.13%, 01/16/2025	383,000	370,552
El Paso Pipeline Partners Operating Co LLC
5.00%, 10/01/2021	4,875,000	5,245,071
7.50%, 11/15/2040	483,000	611,707
Encana Corp
6.50%, 05/15/2019	240,000	281,057
6.50%, 08/15/2034	118,000	144,632
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	136,921
4.65%, 06/01/2021	5,000,000	5,308,935
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $546,580) (b)	557,000	623,497
Ensco PLC
4.70%, 03/15/2021	500,000	524,999
Enterprise Products Operating LLC
3.90%, 02/15/2024	2,500,000	2,536,880
4.85%, 08/15/2042	4,000,000	4,107,768
EOG Resources Inc
6.88%, 10/01/2018	186,000	219,978
4.10%, 02/01/2021	547,000	590,667
2.63%, 03/15/2023	249,000	237,618
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,971,486
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc
7.63%, 04/01/2020	918,000	977,670
6.75%, 02/01/2022	649,000	718,768
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/2019 (Acquired 11/21/2013, Cost $2,108,115) (b)	1,750,000	2,001,671
Halliburton Co
6.15%, 09/15/2019	77,000	90,597
3.50%, 08/01/2023	332,000	337,974
6.70%, 09/15/2038	350,000	463,146
7.45%, 09/15/2039	521,000	737,600
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $351,073) (b)	258,000	382,096
Hess Corp
7.88%, 10/01/2029	173,000	234,850
Husky Energy Inc
6.20%, 09/15/2017	3,630,000	4,080,839
6.15%, 06/15/2019	119,000	136,448

Kerr-McGee Corp
6.95%, 07/01/2024	127,000	159,815
7.88%, 09/15/2031	1,041,000	1,441,643
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	107,000	133,317
7.30%, 08/15/2033	1,650,000	1,968,830
6.95%, 01/15/2038	242,000	282,291
6.50%, 09/01/2039	107,000	119,317
Kinder Morgan Finance Co LLC
5.70%, 01/05/2016	97,000	100,031
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	242,044
5.15%, 10/15/2043	941,000	1,017,387
Marathon Oil Corp
6.00%, 10/01/2017	289,000	325,323
5.90%, 03/15/2018	291,000	329,023
Marathon Petroleum Corp
3.63%, 09/15/2024	1,241,000	1,214,764
Murphy Oil Corp
4.00%, 06/01/2022	537,000	541,879
Nabors Industries Inc
2.35%, 09/15/2016	5,000,000	5,109,135
6.15%, 02/15/2018	118,000	133,169
5.00%, 09/15/2020	1,190,000	1,303,097
4.63%, 09/15/2021	600,000	644,846
National Oilwell Varco Inc
6.13%, 08/15/2015	757,000	757,646
1.35%, 12/01/2017	162,000	161,283
Nexen Energy ULC
6.40%, 05/15/2037	408,000	497,185
7.50%, 07/30/2039	4,000,000	5,517,008
Noble Energy Inc
8.25%, 03/01/2019	323,000	399,373
5.25%, 11/15/2043	2,675,000	2,821,756
Noble Holding International Ltd
3.95%, 03/15/2022	90,000	87,657
5.25%, 03/15/2042	64,000	58,342
Occidental Petroleum Corp
1.75%, 02/15/2017	251,000	254,188
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $422,310) (b)	425,000	424,660
ONEOK Partners LP
6.15%, 10/01/2016	365,000	400,357
3.20%, 09/15/2018	1,300,000	1,347,358
8.63%, 03/01/2019	353,000	439,449
6.20%, 09/15/2043	2,500,000	2,886,767
PC Financial Partnership
5.00%, 11/15/2014	119,000	119,649
Petrobras Global Finance BV
2.00%, 05/20/2016	3,000,000	2,999,850
2.59%, 03/17/2017	1,050,000	1,061,718
3.25%, 03/17/2017	1,000,000	1,011,970
4.38%, 05/20/2023	788,000	738,380
6.25%, 03/17/2024	1,867,000	1,955,925
Petrobras International Finance Co SA
3.50%, 02/06/2017	537,000	546,333
5.88%, 03/01/2018	4,000,000	4,318,000
7.88%, 03/15/2019	206,000	236,196
5.75%, 01/20/2020	107,000	112,586
5.38%, 01/27/2021	743,000	751,039
6.75%, 01/27/2041	114,000	117,078
Petro-Canada
6.05%, 05/15/2018	263,000	299,900
6.80%, 05/15/2038	330,000	433,648
Petrofac Ltd
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,103,457) (b)	5,029,000	5,168,726

Petroleos Mexicanos
5.75%, 03/01/2018	301,000	333,358
5.50%, 01/21/2021	7,000,000	7,703,500
4.88%, 01/24/2022	4,000,000	4,250,000
4.88%, 01/18/2024 (Acquired 01/15/2014, Cost $361,015) (b)	363,000	380,787
6.63%, 06/15/2035	5,107,000	5,926,673
6.38%, 01/23/2045 (Acquired 01/15/2014, Cost $2,979,545) (b)	3,002,000	3,394,662
Phillips 66
2.95%, 05/01/2017	241,000	250,400
4.30%, 04/01/2022	5,736,000	6,089,515
Pioneer Natural Resources Co
5.88%, 07/15/2016	211,000	227,538
Plains All American Pipeline LP / PAA Finance Corp
3.60%, 11/01/2024	1,050,000	1,030,502
QEP Resources Inc
6.80%, 03/01/2020	107,000	113,153
Reliance Holding USA Inc
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $2,032,169) (b)	2,000,000	2,183,264
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $184,426) (b)	215,000	221,450
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $339,860) (b)	337,000	348,609
3.65%, 12/01/2023	3,754,000	3,884,752
Shell International Finance BV
3.10%, 06/28/2015	103,000	105,123
1.13%, 08/21/2017	504,000	501,456
4.30%, 09/22/2019	310,000	340,364
4.38%, 03/25/2020	885,000	976,082
6.38%, 12/15/2038	619,000	811,622
Sinopec Group Overseas Development 2013 Ltd
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $476,081) (b)	475,000	489,201
Sinopec Group Overseas Development 2014 Ltd
1.75%, 04/10/2017 (Acquired 04/02/2014, Cost $3,990,920) (b)	4,000,000	3,987,000
Southern Natural Gas Co LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $165,024) (b)	150,000	165,592
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	637,130
5.65%, 03/01/2020	253,000	282,645
3.30%, 03/15/2023	467,000	445,112
7.50%, 09/15/2038	257,000	328,867
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	315,433
5.95%, 09/25/2043	207,000	243,028
Statoil ASA
3.13%, 08/17/2017	304,000	319,121
1.20%, 01/17/2018	221,000	218,248
5.25%, 04/15/2019	382,000	430,312
3.15%, 01/23/2022	237,000	241,061
2.45%, 01/17/2023	280,000	267,220
2.65%, 01/15/2024	663,000	634,525
4.25%, 11/23/2041	193,000	192,863
Suncor Energy Inc
6.10%, 06/01/2018	196,000	224,019
5.95%, 12/01/2034	248,000	296,264
6.85%, 06/01/2039	93,000	123,093
Sunoco Logistics Partners Operations LP
4.95%, 01/15/2043	295,000	287,348
Talisman Energy Inc
7.75%, 06/01/2019	682,000	827,261
5.85%, 02/01/2037	171,000	181,954
6.25%, 02/01/2038	164,000	182,955
5.50%, 05/15/2042	860,000	875,427
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $662,217) (b)	714,000	678,882
Tosco Corp
7.80%, 01/01/2027	392,000	539,320

8.13%, 02/15/2030	361,000	527,563
Total Capital Canada Ltd
0.61%, 01/15/2016	174,000	174,762
Total Capital International SA
0.75%, 01/25/2016	256,000	256,759
1.50%, 02/17/2017	218,000	219,913
1.55%, 06/28/2017	581,000	585,142
2.10%, 06/19/2019	7,200,000	7,179,113
2.75%, 06/19/2021	900,000	895,502
2.88%, 02/17/2022	144,000	143,307
Total Capital SA
2.30%, 03/15/2016	1,032,000	1,057,550
4.13%, 01/28/2021	229,000	248,420
TransCanada PipeLines Ltd
6.50%, 08/15/2018	196,000	227,156
7.13%, 01/15/2019	273,000	327,935
6.20%, 10/15/2037	155,000	186,163
7.25%, 08/15/2038	217,000	293,784
Transocean Inc
6.50%, 11/15/2020	697,000	740,612
6.38%, 12/15/2021	395,000	420,158
3.80%, 10/15/2022	287,000	263,406
7.50%, 04/15/2031	52,000	54,369
7.35%, 12/15/2041	153,000	165,265
Valero Energy Corp
6.63%, 06/15/2037	5,000,000	5,969,340
Weatherford International Ltd/Bermuda
6.00%, 03/15/2018	2,000,000	2,249,786
4.50%, 04/15/2022	249,000	259,237
6.50%, 08/01/2036	114,000	131,493
9.88%, 03/01/2039	275,000	424,103
6.75%, 09/15/2040	40,000	46,840
5.95%, 04/15/2042	97,000	104,189
Williams Cos Inc/The
5.75%, 06/24/2044	2,500,000	2,456,355
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,549,888
6.30%, 04/15/2040	333,000	390,793
5.80%, 11/15/2043	3,550,000	3,916,420
		230,075,468
Financial - 12.59%
ABN AMRO Bank NV
2.50%, 10/30/2018 (Acquired 10/28/13 through 11/15/13, Cost $6,365,946) (b)	6,342,000	6,404,215
ACE INA Holdings Inc
5.60%, 05/15/2015	206,000	212,457
2.60%, 11/23/2015	375,000	382,882
African Development Bank
8.80%, 09/01/2019	2,720,000	3,431,348
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,185,252) (b)	955,000	1,267,521
Allstate Corp/The
3.15%, 06/15/2023	420,000	418,474
Ally Financial Inc
6.75%, 12/01/2014	16,000	16,120
2.75%, 01/30/2017	5,000,000	4,900,000
8.00%, 12/31/2018	43,000	48,805
3.50%, 01/27/2019	1,000,000	972,500
American Express Centurion Bank
6.00%, 09/13/2017	506,000	569,877
American Express Co
7.00%, 03/19/2018	284,000	330,654
American Express Credit Corp
2.80%, 09/19/2016	831,000	858,450
2.38%, 03/24/2017	287,000	293,686
2.13%, 03/18/2019	637,000	634,392
2.25%, 08/15/2019	1,500,000	1,489,506

American Honda Finance Corp
1.45%, 02/27/2015 (Acquired 10/28/2013, Cost $828,732) (b)	826,000	829,449
2.60%, 09/20/2016 (Acquired 10/28/2013, Cost $1,218,452) (b)	1,184,000	1,224,080
2.13%, 02/28/2017 (Acquired 10/28/2013, Cost $430,859) (b)	425,000	433,955
1.50%, 09/11/2017 (Acquired 10/28/2013, Cost $351,083) (b)	352,000	352,971
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $299,354) (b)	302,000	300,896
American International Group Inc
5.45%, 05/18/2017	611,000	673,319
8.25%, 08/15/2018	215,000	262,613
2.30%, 07/16/2019	257,000	255,116
6.40%, 12/15/2020	15,100,000	17,964,727
4.13%, 02/15/2024	622,000	646,101
8.18%, 05/15/2058	107,000	144,183
American Tower Corp
3.50%, 01/31/2023	341,000	324,182
American Tower Trust I
1.55%, 03/15/2018 (Acquired 10/28/2013, Cost $388,564) (b)	396,000	389,522
Ameriprise Financial Inc
7.30%, 06/28/2019	215,000	261,050
4.00%, 10/15/2023	650,000	679,707
Ameritech Capital Funding Corp
9.10%, 06/01/2016	109,641	120,005
6.45%, 01/15/2018	321,000	362,579
AmSouth Bancorp
6.75%, 11/01/2025	527,000	601,901
ANZ New Zealand Int'l Ltd/London
3.13%, 08/10/2015 (Acquired 10/28/2013, Cost $307,830) (b)	302,000	308,727
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,647,628) (b)	3,650,000	3,658,815
Aon Corp
3.50%, 09/30/2015	208,000	213,770
3.13%, 05/27/2016	256,000	264,656
6.25%, 09/30/2040	172,000	215,564
Aon PLC
4.00%, 11/27/2023	6,105,000	6,342,466
3.50%, 06/14/2024	3,850,000	3,769,774
Associates Corp of North America
6.95%, 11/01/2018	2,915,000	3,418,651
Australia & New Zealand Banking Group Ltd
3.25%, 03/01/2016 (Acquired 10/28/2013, Cost $658,791) (b)	640,000	662,886
2.40%, 11/23/2016 (Acquired 10/28/2013, Cost $1,056,817) (b)	1,028,000	1,057,859
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $324,644) (b)	296,000	331,251
AXIS Specialty Finance PLC
2.65%, 04/01/2019	2,890,000	2,899,537
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	44,908
Banc Amer Cmbs 2005-6
5.18%, 09/10/2047	3,976,515	4,094,069
Bank of America Corp
5.00%, 01/15/2015	72,000	72,932
3.63%, 03/17/2016	245,000	253,861
6.50%, 08/01/2016	515,000	562,096
5.63%, 10/14/2016	670,000	726,927
6.40%, 08/28/2017	2,293,000	2,579,384
5.75%, 12/01/2017	480,000	534,096
2.00%, 01/11/2018	733,000	729,812
6.88%, 04/25/2018	843,000	972,320
5.65%, 05/01/2018	825,000	917,646
6.88%, 11/15/2018	1,000,000	1,168,270
2.60%, 01/15/2019	800,000	798,442
2.65%, 04/01/2019	1,400,000	1,395,709
7.63%, 06/01/2019	360,000	434,900
5.63%, 07/01/2020	2,625,000	2,964,129
5.88%, 01/05/2021	15,340,000	17,594,689
5.00%, 05/13/2021	1,830,000	2,009,629
3.30%, 01/11/2023	4,343,000	4,235,819
4.10%, 07/24/2023	217,000	221,535

4.13%, 01/22/2024	1,600,000	1,630,570
4.00%, 04/01/2024	2,390,000	2,414,906
4.20%, 08/26/2024	5,765,000	5,715,150
6.11%, 01/29/2037	3,580,000	4,097,826
7.75%, 05/14/2038	137,000	185,124
Bank of America NA
5.30%, 03/15/2017	5,191,000	5,624,002
Bank of Montreal
1.40%, 09/11/2017	1,416,000	1,418,283
2.55%, 11/06/2022	878,000	847,467
Bank of New York Mellon Corp/The
3.10%, 01/15/2015	258,000	260,054
1.20%, 02/20/2015	295,000	295,797
2.95%, 06/18/2015	826,000	841,098
2.40%, 01/17/2017	1,010,000	1,037,363
4.60%, 01/15/2020	387,000	425,952
3.55%, 09/23/2021	355,000	368,759
3.65%, 02/04/2024	93,000	95,219
3.25%, 09/11/2024	650,000	638,175
Bank of Nova Scotia/The
3.40%, 01/22/2015	730,000	736,968
0.65%, 12/13/2016	5,650,000	5,673,476
2.55%, 01/12/2017	867,000	893,700
Bank of Tokyo-Mitsubishi UFJ Ltd/The
3.85%, 01/22/2015 (Acquired 10/28/2013, Cost $455,053) (b)	451,000	455,808
2.35%, 02/23/2017 (Acquired 10/28/2013, Cost $997,637) (b)	980,000	1,002,170
2.30%, 03/10/2019 (Acquired 03/04/2014, Cost $4,392,960) (b)	4,400,000	4,387,535
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,888) (b)	340,000	337,147
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $245,837) (b)	239,000	253,918
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,208,088) (b)	3,215,000	3,317,517
BanPonce Trust I
8.33%, 02/01/2027	234,000	186,908
Banque Federative du Credit Mutuel SA
1.70%, 01/20/2017 (Acquired 01/14/2014, Cost $1,648,234) (b)	1,650,000	1,656,950
Barclays Bank PLC
2.75%, 02/23/2015	1,193,000	1,203,700
2.50%, 09/21/2015 (Acquired 10/28/2013, Cost $879,109) (b)	864,000	881,007
5.00%, 09/22/2016	114,000	122,377
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $282,701) (b)	275,000	281,749
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $419,657) (b)	382,000	424,617
6.75%, 05/22/2019	430,000	511,077
5.13%, 01/08/2020	5,000,000	5,610,440
3.75%, 05/15/2024	647,000	642,962
BB&T Corp
3.95%, 04/29/2016	645,000	677,510
4.90%, 06/30/2017	284,000	308,781
1.60%, 08/15/2017	384,000	385,054
2.25%, 02/01/2019	150,000	150,170
6.85%, 04/30/2019	170,000	202,999
Bear Stearns Cos LLC/The
7.25%, 02/01/2018	4,306,000	5,009,523
Berkshire Hathaway Finance Corp
1.30%, 05/15/2018	100,000	98,560
5.40%, 05/15/2018	1,207,000	1,354,499
2.90%, 10/15/2020	605,000	614,973
3.00%, 05/15/2022	268,000	267,401
5.75%, 01/15/2040	134,000	162,024
4.40%, 05/15/2042	1,524,000	1,540,003
4.30%, 05/15/2043	322,000	318,629
Berkshire Hathaway Inc
3.75%, 08/15/2021	605,000	643,193
3.40%, 01/31/2022	1,193,000	1,227,483
BlackRock Inc
3.50%, 12/10/2014	335,000	336,984
5.00%, 12/10/2019	959,000	1,083,726
3.38%, 06/01/2022	493,000	505,632

3.50%, 03/18/2024	405,000	408,320
Blackstone Holdings Finance Co LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,614,020) (b)	1,445,000	1,671,569
BNP Paribas SA
3.25%, 03/03/2023	430,000	423,567
BNZ International Funding Ltd/London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,830) (b)	516,000	514,235
BPCE SA
1.08%, 02/10/2017	306,000	308,852
2.50%, 12/10/2018	2,500,000	2,506,100
2.50%, 07/15/2019	1,000,000	992,980
5.70%, 10/22/2023 (Acquired 10/28/2013 through 11/04/2013, Cost $3,746,616) (b)	3,645,000	3,877,223
Branch Banking & Trust Co
5.63%, 09/15/2016	480,000	519,815
0.53%, 05/23/2017	2,500,000	2,482,940
Caisse Centrale Desjardins
2.55%, 03/24/2016 (Acquired 10/28/2013, Cost $643,539) (b)	624,000	641,108
Canadian Imperial Bank of Commerce/Canada
2.60%, 07/02/2015 (Acquired 10/28/2013, Cost $1,284,037) (b)	1,264,000	1,284,856
0.90%, 10/01/2015	256,000	257,198
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,981,900
3.38%, 02/15/2023	2,164,000	2,120,170
Capital One Financial Corp
2.15%, 03/23/2015	262,000	264,090
1.00%, 11/06/2015	211,000	211,589
2.45%, 04/24/2019	353,000	351,519
4.75%, 07/15/2021	7,058,000	7,671,651
3.50%, 06/15/2023	942,000	933,052
3.75%, 04/24/2024	2,580,000	2,603,026
Capital One NA/Mclean VA
2.95%, 07/23/2021	4,120,000	4,051,909
CDP Financial Inc
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $341,743) (b)	310,000	340,650
Charles Schwab Corp/The
3.23%, 09/01/2022	165,000	165,423
Chubb Corp/The
5.75%, 05/15/2018	117,000	132,270
CIT Group Inc
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,439,161) (b)	1,300,000	1,394,250
Citigroup Inc
6.01%, 01/15/2015	523,000	531,245
4.75%, 05/19/2015	551,000	565,445
4.70%, 05/29/2015	155,000	159,226
4.59%, 12/15/2015	60,000	62,676
1.25%, 01/15/2016	71,000	71,366
4.45%, 01/10/2017	984,000	1,048,424
6.00%, 08/15/2017	1,393,000	1,560,127
6.13%, 11/21/2017	850,000	958,889
8.50%, 05/22/2019	1,484,000	1,854,951
5.38%, 08/09/2020	215,000	243,301
4.50%, 01/14/2022	10,972,000	11,764,025
3.38%, 03/01/2023	127,000	125,050
3.50%, 05/15/2023	5,000,000	4,793,465
3.75%, 06/16/2024	4,508,000	4,494,084
5.50%, 09/13/2025	494,000	537,971
6.63%, 01/15/2028	387,000	475,628
6.88%, 03/05/2038	23,000	30,357
8.13%, 07/15/2039	294,000	435,659
5.88%, 01/30/2042	212,000	255,507
6.68%, 09/13/2043	2,800,000	3,431,792
CME Group Inc/IL
3.00%, 09/15/2022	1,135,000	1,131,185
5.30%, 09/15/2043	115,000	131,616
CNA Financial Corp
5.85%, 12/15/2014	702,000	710,048

6.50%, 08/15/2016	537,000	589,763
7.35%, 11/15/2019	700,000	841,276
5.88%, 08/15/2020	523,000	596,432
7.25%, 11/15/2023	5,470,000	6,737,569
Comerica Inc
3.00%, 09/16/2015	202,000	206,505
3.80%, 07/22/2026	984,000	976,763
Commonwealth Bank of Australia
0.83%, 10/08/2015 (Acquired 12/05/2013, Cost $536,190) (b)	537,000	536,846
2.25%, 03/16/2017 (Acquired 10/28/2013, Cost $855,947) (b)	836,000	856,902
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.20%, 03/11/2015 (Acquired 10/28/2013, Cost $1,325,897) (b)	1,311,000	1,326,518
2.13%, 10/13/2015	241,000	245,074
3.38%, 01/19/2017	258,000	270,576
4.50%, 01/11/2021	712,000	776,543
3.88%, 02/08/2022	4,611,000	4,857,140
3.95%, 11/09/2022	400,000	401,703
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,770) (b)	361,000	392,323
Corp Andina de Fomento
3.75%, 01/15/2016	939,000	971,865
4.38%, 06/15/2022	2,735,000	2,922,988
Countrywide Financial Corp
6.25%, 05/15/2016	1,461,000	1,574,767
Credit Agricole SA
1.08%, 10/03/2016 (Acquired 10/28/2013, Cost $755,459) (b)	750,000	756,103
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,193) (b)	107,000	113,096
Credit Suisse/New York NY
2.30%, 05/28/2019	2,413,000	2,388,967
5.30%, 08/13/2019	169,000	189,887
3.63%, 09/09/2024	560,000	552,500
Deutsche Bank AG/London
3.25%, 01/11/2016	805,000	829,697
6.00%, 09/01/2017	341,000	381,603
2.50%, 02/13/2019	6,300,000	6,333,201
3.70%, 05/30/2024	3,610,000	3,578,665
Digital Realty Trust LP
4.50%, 07/15/2015	4,500,000	4,589,555
Discover Bank/Greenwood DE
3.20%, 08/09/2021	1,600,000	1,582,274
4.20%, 08/08/2023	6,711,000	6,947,690
DNB Boligkreditt AS
2.10%, 10/14/2015 (Acquired 10/28/2013, Cost $1,509,627) (b)	1,488,000	1,511,585
Dresdner Bank AG/New York NY
7.25%, 09/15/2015	3,759,000	3,930,215
Duke Realty LP
3.88%, 02/15/2021	344,000	354,389
Equity Commonwealth
6.65%, 01/15/2018	401,000	441,889
5.88%, 09/15/2020	723,000	779,602
ERP Operating LP
2.38%, 07/01/2019	646,000	641,881
4.63%, 12/15/2021	434,000	473,455
Export-Import Bank of Korea
4.00%, 01/11/2017	200,000	210,790
4.38%, 09/15/2021	250,000	269,500
Fifth Third Bancorp
5.45%, 01/15/2017	150,000	163,127
2.30%, 03/01/2019	382,000	380,853
Fifth Third Bank/Cincinnati OH
1.15%, 11/18/2016	5,000,000	5,001,790
2.38%, 04/25/2019	1,100,000	1,101,546
First Hawaiian Capital I
8.34%, 07/01/2027	403,000	408,497
First Tennessee Bank NA
5.05%, 01/15/2015	542,000	548,332
5.65%, 04/01/2016	680,000	716,478

FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,282) (b)	250,000	273,648
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $299,400) (b)	258,000	327,540
Ford Motor Credit Co LLC
4.21%, 04/15/2016	345,000	360,806
1.48%, 05/09/2016	332,000	336,557
3.98%, 06/15/2016	1,249,000	1,308,166
3.00%, 06/12/2017	905,000	934,029
6.63%, 08/15/2017	3,473,000	3,926,154
1.68%, 09/08/2017	944,000	939,845
1.72%, 12/06/2017	2,000,000	1,985,900
2.38%, 03/12/2019	2,672,000	2,644,933
4.25%, 09/20/2022	397,000	418,020
General Electric Capital Corp
1.63%, 07/02/2015	1,187,000	1,198,288
2.25%, 11/09/2015	426,000	433,498
1.00%, 12/11/2015	258,000	259,411
0.40%, 02/15/2017	361,000	360,914
5.40%, 02/15/2017	155,000	169,747
2.30%, 04/27/2017	790,000	811,722
5.63%, 09/15/2017	764,000	853,927
1.60%, 11/20/2017	328,000	328,609
5.63%, 05/01/2018	2,376,000	2,686,161
6.00%, 08/07/2019	547,000	637,953
2.10%, 12/11/2019	152,000	151,095
5.50%, 01/08/2020	2,028,000	2,324,045
5.55%, 05/04/2020	666,000	762,015
4.38%, 09/16/2020	1,486,000	1,624,482
4.63%, 01/07/2021	9,994,000	11,014,627
5.30%, 02/11/2021	184,000	207,376
4.65%, 10/17/2021	8,987,000	9,898,893
3.15%, 09/07/2022	1,935,000	1,927,198
6.75%, 03/15/2032	954,000	1,257,789
5.88%, 01/14/2038	196,000	236,408
6.88%, 01/10/2039	9,483,000	12,763,037
Genworth Holdings Inc
4.90%, 08/15/2023	161,000	165,921
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	144,369
Goldman Sachs Group Inc/The
3.30%, 05/03/2015	388,000	394,193
3.70%, 08/01/2015	415,000	425,437
1.60%, 11/23/2015	688,000	693,570
3.63%, 02/07/2016	667,000	689,292
5.95%, 01/18/2018	1,711,000	1,915,454
6.15%, 04/01/2018	2,084,000	2,349,835
2.90%, 07/19/2018	263,000	269,393
7.50%, 02/15/2019	3,617,000	4,312,990
5.38%, 03/15/2020	2,367,000	2,635,344
6.00%, 06/15/2020	1,514,000	1,739,329
5.25%, 07/27/2021	694,000	769,370
5.75%, 01/24/2022	17,547,000	19,954,010
3.63%, 01/22/2023	563,000	558,878
3.85%, 07/01/2024	723,000	718,732
6.75%, 10/01/2037	4,938,000	5,894,920
Great-West Life & Annuity Insurance Capital LP II
7.15%, 05/16/2046 (Acquired 10/28/2013, Cost $310,821) (b)	301,000	311,535
Hartford Financial Services Group Inc/The
4.00%, 10/15/2017	537,000	574,617
6.00%, 01/15/2019	3,000,000	3,423,885
5.13%, 04/15/2022	5,500,000	6,134,397
8.13%, 06/15/2038	236,000	276,710
HCP Inc
2.63%, 02/01/2020	474,000	467,070
5.38%, 02/01/2021	1,038,000	1,158,290
4.20%, 03/01/2024	241,000	243,234

3.88%, 08/15/2024	469,000	459,452
Health Care REIT Inc
5.25%, 01/15/2022	560,000	619,545
4.50%, 01/15/2024	461,000	474,300
Highmark Inc
4.75%, 05/15/2021 (Acquired 10/30/2013 through 11/20/2013, Cost $3,333,752) (b)	3,322,000	3,367,438
HSBC Bank PLC
3.50%, 06/28/2015 (Acquired 10/28/2013, Cost $486,786) (b)	477,000	487,728
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $930,676) (b)	944,000	930,950
4.13%, 08/12/2020 (Acquired 10/28/2013, Cost $652,176) (b)	615,000	661,558
4.75%, 01/19/2021 (Acquired 10/28/2013, Cost $1,120,537) (b)	1,032,000	1,144,353
HSBC Finance Corp
5.00%, 06/30/2015	671,000	693,106
0.66%, 06/01/2016	2,605,000	2,606,081
7.35%, 11/27/2032	32,000	40,071
HSBC Holdings PLC
5.10%, 04/05/2021	482,000	542,395
4.88%, 01/14/2022	743,000	826,397
4.00%, 03/30/2022	1,012,000	1,065,013
6.50%, 09/15/2037	5,996,000	7,376,411
6.10%, 01/14/2042	743,000	937,699
HSBC USA Capital Trust I
7.81%, 12/15/2026 (Acquired 10/28/13 through 11/25/13, Cost $1,109,486) (b)	1,100,000	1,113,962
HSBC USA Capital Trust II
8.38%, 05/15/2027 (Acquired 10/28/13 through 11/25/13, Cost $54,596) (b)	54,000	54,740
HSBC USA Capital Trust III
7.75%, 11/15/2026	107,000	108,298
HSBC USA Inc
2.38%, 02/13/2015	1,032,000	1,039,771
1.63%, 01/16/2018	769,000	766,232
9.13%, 05/15/2021	75,000	97,615
Hyundai Capital Services Inc
4.38%, 07/27/2016 (Acquired 10/28/2013, Cost $2,485,312) (b)	2,367,000	2,494,105
3.50%, 09/13/2017 (Acquired 10/28/2013, Cost $4,879,486) (b)	4,650,000	4,852,001
ING Bank NV
2.00%, 09/25/2015 (Acquired 10/28/2013, Cost $258,051) (b)	256,000	259,273
1.38%, 03/07/2016 (Acquired 10/28/2013, Cost $514,189) (b)	516,000	519,081
4.00%, 03/15/2016 (Acquired 10/28/2013, Cost $405,961) (b)	392,000	409,126
3.75%, 03/07/2017 (Acquired 10/28/2013, Cost $1,427,721) (b)	1,369,000	1,440,351
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,143,790) (b)	1,150,000	1,142,624
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $5,054,598) (b)	4,800,000	5,287,272
Intercontinental Exchange Inc
2.50%, 10/15/2018	243,000	246,725
4.00%, 10/15/2023	578,000	602,816
International Bank for Reconstruction & Development
0.00%, 02/15/2016	980,000	971,341
2.25%, 06/24/2021	11,190,000	11,122,054
Intesa Sanpaolo SpA
3.13%, 01/15/2016 (Acquired 11/21/2013, Cost $3,242,346) (b)	3,200,000	3,273,568
Invesco Finance PLC
3.13%, 11/30/2022	710,000	700,767
4.00%, 01/30/2024	2,400,000	2,502,883
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $326,718) (b)	310,000	338,080
Jefferies Group LLC
3.88%, 11/09/2015	317,000	326,177
5.13%, 04/13/2018	1,534,000	1,670,781
8.50%, 07/15/2019	600,000	741,366
6.88%, 04/15/2021	785,000	914,756
5.13%, 01/20/2023	2,600,000	2,763,530
6.45%, 06/08/2027	578,000	647,603
6.25%, 01/15/2036	155,000	163,153
John Deere Capital Corp
1.20%, 10/10/2017	560,000	557,606
2.25%, 04/17/2019	5,335,000	5,378,288
1.70%, 01/15/2020	123,000	119,031

3.15%, 10/15/2021	257,000	263,403
2.80%, 01/27/2023	373,000	366,246
John Hancock Life Insurance Co
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $883,809) (b)	731,000	900,356
JPMorgan Chase & Co
4.25%, 10/15/2020	64,000	68,283
4.35%, 08/15/2021	10,000,000	10,689,070
3.38%, 05/01/2023	3,800,000	3,640,164
5.60%, 07/15/2041	494,000	565,490
5.63%, 08/16/2043	5,230,000	5,795,588
JPMorgan Chase Bank NA
5.88%, 06/13/2016	322,000	347,748
Kemper Corp
6.00%, 05/15/2017	5,000,000	5,475,895
KeyCorp
2.30%, 12/13/2018	211,000	210,889
KFW
2.75%, 10/01/2020	8,095,000	8,365,033
Korea Development Bank/The
0.86%, 01/22/2017	5,125,000	5,137,300
LeasePlan Corp NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 12/27/2013, Cost $7,195,679) (b)	7,206,000	7,227,813
Liberty Mutual Group Inc
5.00%, 06/01/2021 (Acquired 10/28/2013, Cost $374,254) (b)	351,000	383,381
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,166) (b)	322,000	329,091
6.50%, 03/15/2035 (Acquired 11/19/2013, Cost $4,433,596) (b)	4,000,000	4,906,808
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $406,696) (b)	269,000	418,295
Liberty Mutual Insurance Co
8.50%, 05/15/2025 (Acquired 12/18/2002, Cost $232,860 $908,212) (b)	700,000	874,333
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,316) (b)	100,000	118,426
Lincoln National Corp
8.75%, 07/01/2019	5,000,000	6,369,275
4.85%, 06/24/2021	168,000	185,578
4.20%, 03/15/2022	265,000	279,420
7.00%, 06/15/2040	6,460,000	8,598,777
6.05%, 04/20/2067	121,000	123,723
Lloyds Bank PLC
2.30%, 11/27/2018	1,075,000	1,077,452
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $194,515) (b)	172,000	198,162
M&I Marshall & Ilsley Bank
4.85%, 06/16/2015	1,360,000	1,398,117
M&T Capital Trust I
8.23%, 02/01/2027	337,000	341,021
M&T Capital Trust II
8.28%, 06/01/2027	169,000	171,228
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,119,099
Macquarie Bank Ltd
5.00%, 02/22/2017 (Acquired 10/28/2013, Cost $2,906,357) (b)	2,719,000	2,930,122
2.60%, 06/24/2019 (Acquired 06/16/2014, Cost $582,644) (b)	583,000	582,527
Macquarie Group Ltd
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,976,000) (b)	6,000,000	6,124,698
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $517,201) (b)	475,000	532,967
6.25%, 01/14/2021 (Acquired 10/28/2013, Cost $1,219,158) (b)	1,111,000	1,256,586
Manufacturers & Traders Trust Co
6.63%, 12/04/2017	464,000	531,052
Manulife Financial Corp
4.90%, 09/17/2020	225,000	246,597
Markel Corp
7.13%, 09/30/2019	3,780,000	4,502,127
Marsh & McLennan Cos Inc
2.30%, 04/01/2017	269,000	273,478
9.25%, 04/15/2019	177,000	229,033
4.80%, 07/15/2021	5,000,000	5,506,090
3.50%, 03/10/2025	580,000	570,378
Massachusetts Mutual Life Insurance Co

8.88%, 06/01/2039 (Acquired 10/28/2013 through 12/02/2013, Cost $8,038,398) (b)	5,548,000	8,570,467
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $213,056) (b)	203,000	224,413
MassMutual Global Funding II
3.13%, 04/14/2016 (Acquired 10/28/2013, Cost $288,895) (b)	280,000	289,567
2.00%, 04/05/2017 (Acquired 10/28/2013, Cost $1,669,818) (b)	1,652,000	1,676,983
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $360,142) (b)	386,000	371,290
MBIA Insurance Corp
11.49%, 01/15/2033 (Acquired 10/28/2013, Cost $61,815) (b)	86,000	61,060
MetLife Inc
6.82%, 08/15/2018	84,000	98,509
7.72%, 02/15/2019	118,000	144,303
4.37%, 09/15/2023	7,200,000	7,696,822
6.50%, 12/15/2032	56,000	72,235
4.88%, 11/13/2043	3,000,000	3,191,970
Metropolitan Life Global Funding I
1.70%, 06/29/2015 (Acquired 10/28/2013, Cost $921,415) (b)	916,000	924,943
2.50%, 09/29/2015 (Acquired 10/28/2013, Cost $1,049,220) (b)	1,032,000	1,052,290
3.13%, 01/11/2016 (Acquired 10/28/2013, Cost $342,404) (b)	334,000	344,140
1.50%, 01/10/2018 (Acquired 10/28/2013, Cost $471,048) (b)	476,000	472,050
3.65%, 06/14/2018 (Acquired 10/28/2013, Cost $1,449,348) (b)	1,373,000	1,457,326
1.88%, 06/22/2018 (Acquired 10/28/2013, Cost $223,464) (b)	225,000	223,979
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,520,129) (b)	1,480,000	1,552,594
Metropolitan Life Insurance Co
7.70%, 11/01/2015 (Acquired 11/21/2013, Cost $3,207,158) (b)	3,000,000	3,212,241
Mizuho Bank Ltd
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $371,761) (b)	376,000	375,489
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,994,840) (b)	3,000,000	2,998,893
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,247,600) (b)	1,250,000	1,234,731
Morgan Stanley
4.20%, 11/20/2014	440,000	440,258
6.00%, 04/28/2015	340,000	350,476
4.00%, 07/24/2015	684,000	702,155
1.75%, 02/25/2016	170,000	171,813
5.45%, 01/09/2017	537,000	583,282
5.95%, 12/28/2017	110,000	123,201
6.63%, 04/01/2018	457,000	523,367
7.30%, 05/13/2019	2,257,000	2,692,057
2.38%, 07/23/2019	1,700,000	1,673,120
5.63%, 09/23/2019	1,702,000	1,915,899
5.50%, 07/24/2020	774,000	870,788
5.75%, 01/25/2021	11,635,000	13,219,664
5.50%, 07/28/2021	372,000	418,986
4.88%, 11/01/2022	1,895,000	2,002,033
4.10%, 05/22/2023	1,645,000	1,640,457
3.88%, 04/29/2024	1,350,000	1,348,600
5.00%, 11/24/2025	4,306,000	4,503,258
4.35%, 09/08/2026	280,000	275,189
6.38%, 07/24/2042	2,000,000	2,497,076
Murray Street Investment Trust I
4.65%, 03/09/2017	258,000	276,153
National Australia Bank Ltd
3.75%, 03/02/2015 (Acquired 10/28/2013, Cost $361,606) (b)	357,000	361,993
2.75%, 09/28/2015 (Acquired 10/28/2013, Cost $819,491) (b)	805,000	823,298
0.73%, 10/08/2015 (Acquired 10/28/2013, Cost $1,200,086) (b)	1,200,000	1,199,775
3.00%, 07/27/2016 (Acquired 10/28/2013, Cost $746,214) (b)	722,000	748,957
0.66%, 12/02/2016 (Acquired 11/21/2013, Cost $5,000,000) (b)	5,000,000	5,023,715
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,102,290) (b)	2,064,000	2,099,854
National City Bank/Cleveland OH
5.80%, 06/07/2017	1,013,000	1,125,083
National Rural Utilities Cooperative Finance Corp
10.38%, 11/01/2018	3,522,000	4,637,784
8.00%, 03/01/2032	791,000	1,141,634
Nationwide Mutual Insurance Co
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $383,605) (b)	300,000	409,114
9.38%, 08/15/2039 (Acquired 10/28/2013, Cost $1,788,076) (b)	1,283,000	1,975,234
Navient LLC

5.63%, 08/01/2033	54,000	45,495
New York Life Global Funding
1.30%, 01/12/2015 (Acquired 10/28/2013, Cost $641,303) (b)	640,000	641,931
3.00%, 05/04/2015 (Acquired 10/28/2013, Cost $1,028,662) (b)	1,014,000	1,030,155
0.75%, 07/24/2015 (Acquired 10/28/2013, Cost $582,436) (b)	582,000	584,027
0.80%, 02/12/2016 (Acquired 10/28/2013, Cost $155,195) (b)	155,000	155,324
2.10%, 01/02/2019 (Acquired 12/5/2013, Cost $8,140,627) (b)	8,150,000	8,142,698
2.15%, 06/18/2019 (Acquired 06/11/2014, Cost $731,173) (b)	732,000	730,430
Nomura Holdings Inc
5.00%, 03/04/2015	292,000	296,725
4.13%, 01/19/2016	864,000	896,815
2.00%, 09/13/2016	6,972,000	7,040,848
6.70%, 03/04/2020	5,300,000	6,307,922
Nordea Bank AB
3.13%, 03/20/2017 (Acquired 10/28/2013, Cost $1,644,063) (b)	1,584,000	1,651,816
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $254,643) (b)	258,000	255,192
4.88%, 05/13/2021 (Acquired 10/28/2013, Cost $670,266) (b)	640,000	687,225
Northern Trust Corp
3.95%, 10/30/2025	6,915,000	7,158,118
Oversea-Chinese Banking Corp Ltd
1.63%, 03/13/2015 (Acquired 10/28/2013, Cost $680,634) (b)	678,000	681,110
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $430,684) (b)	413,000	442,556
Pacific Life Insurance Co
9.25%, 06/15/2039 (Acquired 10/28/2013, Cost $737,058) (b)	526,000	814,843
Pemex Finance Ltd
10.61%, 08/15/2017	241,500	270,097
People's United Bank
4.00%, 07/15/2024	1,220,000	1,211,345
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,308,698
4.20%, 11/01/2025	322,000	337,092
PNC Financial Services Group Inc/The
3.90%, 04/29/2024	2,090,000	2,080,405
PNC Funding Corp
5.25%, 11/15/2015	124,000	130,186
2.70%, 09/19/2016	133,000	137,239
5.63%, 02/01/2017	127,000	138,447
6.70%, 06/10/2019	423,000	503,222
5.13%, 02/08/2020	588,000	662,971
4.38%, 08/11/2020	468,000	510,195
3.30%, 03/08/2022	575,000	578,069
Portigon AG/New York
4.80%, 07/15/2015	300,000	306,518
Principal Financial Group Inc
1.85%, 11/15/2017	149,000	149,049
Principal Life Global Funding I
5.05%, 03/15/2015 (Acquired 10/28/2013, Cost $168,067) (b)	165,000	168,382
Principal Life Global Funding II
1.00%, 12/11/2015 (Acquired 10/28/2013, Cost $183,201) (b)	183,000	183,783
1.50%, 09/11/2017 (Acquired 09/04/2014, Cost $1,379,351) (b)	1,380,000	1,379,266
Private Export Funding Corp
4.38%, 03/15/2019	970,000	1,071,677
2.80%, 05/15/2022	1,200,000	1,206,373
3.55%, 01/15/2024	2,489,000	2,601,697
Prologis LP
4.25%, 08/15/2023	295,000	304,506
Protective Life Corp
7.38%, 10/15/2019	854,000	1,044,327
Prudential Covered Trust 2012-1
3.00%, 09/30/2015 (Acquired 10/28/2013, Cost $732,314) (b)	719,250	734,205
Prudential Financial Inc
2.35%, 08/15/2019	650,000	645,021
Prudential Holdings LLC
8.70%, 12/18/2023 (Acquired 10/28/2013, Cost $5,729,035) (b)	4,494,743	5,683,032
Prudential Insurance Co of America/The

8.30%, 07/01/2025 (Acquired 10/28/2013, Cost $1,536,288) (b)	1,191,000	1,617,365
Realty Income Corp
2.00%, 01/31/2018	4,700,000	4,697,843
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	3,249,299
Regions Financial Corp
7.75%, 11/10/2014	30,000	30,216
5.75%, 06/15/2015	215,000	221,852
Royal Bank of Canada
2.30%, 07/20/2016	867,000	890,263
1.20%, 09/19/2017	727,000	723,135
2.20%, 07/27/2018	155,000	156,829
2.00%, 10/01/2018	1,231,000	1,240,843
2.20%, 09/23/2019	7,985,000	7,969,342
Royal Bank of Scotland PLC/The
6.13%, 01/11/2021	338,000	394,644
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,895,775
Simon Property Group LP
4.20%, 02/01/2015	46,000	46,135
2.15%, 09/15/2017	946,000	965,909
6.13%, 05/30/2018	379,000	434,845
7.38%, 06/15/2018	3,000,000	3,558,534
5.65%, 02/01/2020	114,000	131,199
4.38%, 03/01/2021	6,818,000	7,426,806
4.13%, 12/01/2021	442,000	474,033
3.38%, 10/01/2024	910,000	899,855
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $296,176) (b)	299,000	297,709
2.38%, 11/20/2018 (Acquired 11/13/2013, Cost $4,995,550) (b)	5,000,000	5,020,000
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,081) (b)	1,225,000	1,225,049
SouthTrust Bank
7.69%, 05/15/2025	253,000	312,345
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $1,704,689) (b)	1,757,000	1,711,495
Springleaf Finance Corp
6.90%, 12/15/2017	100,000	106,250
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $672,237) (b)	683,000	671,622
Standard Chartered PLC
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,636,765) (b)	7,650,000	7,695,701
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $630,711) (b)	609,000	638,373
State Street Corp
3.10%, 05/15/2023	321,000	311,331
3.70%, 11/20/2023	1,385,000	1,431,889
Sumitomo Mitsui Banking Corp
2.45%, 01/10/2019	5,000,000	5,053,060
3.95%, 07/19/2023	250,000	262,838
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,857,904
SunTrust Banks Inc
6.00%, 09/11/2017	103,000	115,678
2.50%, 05/01/2019	8,810,000	8,842,914
Susa Partnership LP
8.20%, 06/01/2017	111,000	128,088
Svenska Handelsbanken AB
3.13%, 07/12/2016	691,000	718,219
2.50%, 01/25/2019	2,000,000	2,035,136
Swedbank AB
2.13%, 09/29/2017 (Acquired 10/28/2013, Cost $217,028) (b)	215,000	217,126
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,989,860) (b)	6,000,000	6,004,200
Symetra Financial Corp
6.13%, 04/01/2016 (Acquired 10/28/2013, Cost $111,875) (b)	107,000	113,797
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,623,613
3.00%, 08/15/2019	4,775,000	4,788,088

3.75%, 08/15/2021	6,000,000	6,054,198
TD Ameritrade Holding Corp
5.60%, 12/01/2019	355,000	410,564
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,206,283) (b)	2,580,000	3,323,824
Toronto-Dominion Bank/The
2.20%, 07/29/2015 (Acquired 10/28/2013, Cost $946,193) (b)	933,000	946,400
2.50%, 07/14/2016	556,000	573,548
1.50%, 03/13/2017 (Acquired 10/28/2013, Cost $1,460,617) (b)	1,445,000	1,458,069
Travelers Cos Inc/The
5.80%, 05/15/2018	110,000	124,849
UBS AG/Stamford CT
3.88%, 01/15/2015	783,000	791,172
5.75%, 04/25/2018	511,000	576,207
Wachovia Corp
5.75%, 06/15/2017	315,000	350,874
5.75%, 02/01/2018	1,865,000	2,102,262
Wells Fargo & Co
3.68%, 06/15/2016	1,723,000	1,801,353
2.63%, 12/15/2016	1,583,000	1,637,826
5.63%, 12/11/2017	948,000	1,061,307
3.00%, 01/22/2021	1,000,000	1,009,668
4.60%, 04/01/2021	877,000	960,447
3.50%, 03/08/2022	929,000	949,586
3.30%, 09/09/2024	1,900,000	1,863,966
5.61%, 01/15/2044	317,000	357,248
Wells Fargo Bank NA
4.75%, 02/09/2015	503,000	510,667
5.00%, 08/15/2015	485,000	504,102
0.56%, 03/15/2016	457,000	458,084
6.00%, 11/15/2017	2,224,000	2,509,159
Westpac Banking Corp
4.20%, 02/27/2015	495,000	502,279
2.45%, 11/28/2016 (Acquired 10/28/2013, Cost $695,793) (b)	676,000	696,546
1.60%, 01/12/2018	846,000	843,501
0.98%, 07/30/2018	3,060,000	3,097,014
4.88%, 11/19/2019	1,105,000	1,232,630
Weyerhaeuser Co
7.38%, 03/15/2032	500,000	662,751
Willis North America Inc
5.63%, 07/15/2015	81,000	83,911
7.00%, 09/29/2019	537,000	626,358
WR Berkley Corp
4.75%, 08/01/2044	3,445,000	3,401,951
XLIT Ltd
2.30%, 12/15/2018	4,375,000	4,371,128
5.25%, 12/15/2043	2,700,000	2,969,052
		927,247,714
Industrial - 0.80%
ABB Finance USA Inc
1.63%, 05/08/2017	173,000	173,994
2.88%, 05/08/2022	241,000	238,191
4.38%, 05/08/2042	107,000	109,436
Acuity Brands Lighting Inc
6.00%, 12/15/2019	451,000	501,568
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $354,995) (b)	376,000	361,425
BAE Systems Holdings Inc
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $275,718) (b)	243,000	282,898
BAE Systems PLC
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $579,609) (b)	550,000	654,445
BAE System Holdings, Inc.
3.80%, 10/07/2024	350,000	348,961
Boeing Co/The
3.50%, 02/15/2015	26,000	26,305
4.88%, 02/15/2020	52,000	58,609

7.95%, 08/15/2024	124,000	172,115
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	419,101
5.75%, 03/15/2018	173,000	195,578
3.60%, 09/01/2020	146,000	153,407
3.45%, 09/15/2021	215,000	221,731
3.05%, 03/15/2022	440,000	438,316
3.00%, 03/15/2023	206,000	200,911
6.70%, 08/01/2028	62,000	77,401
7.29%, 06/01/2036	134,000	182,533
5.75%, 05/01/2040	373,000	442,500
5.40%, 06/01/2041	542,000	609,613
4.38%, 09/01/2042	462,000	448,980
5.15%, 09/01/2043	389,000	427,038
Canadian Pacific Railway Co
7.13%, 10/15/2031	155,000	211,511
Caterpillar Financial Services Corp
5.50%, 03/15/2016	93,000	99,433
5.45%, 04/15/2018	103,000	115,784
7.05%, 10/01/2018	361,000	430,136
7.15%, 02/15/2019	62,000	74,557
2.75%, 08/20/2021	420,000	416,813
2.85%, 06/01/2022	446,000	442,212
3.75%, 11/24/2023	2,825,000	2,938,624
Caterpillar Inc
1.50%, 06/26/2017	193,000	194,193
2.60%, 06/26/2022	220,000	214,889
CRH America Inc
6.00%, 09/30/2016	172,000	188,131
CSX Corp
6.25%, 04/01/2015	58,000	59,654
7.90%, 05/01/2017	413,000	477,545
7.38%, 02/01/2019	72,000	86,941
4.25%, 06/01/2021	205,000	222,452
3.40%, 08/01/2024	600,000	601,073
5.50%, 04/15/2041	402,000	464,984
4.10%, 03/15/2044	175,000	164,474
Danaher Corp
3.90%, 06/23/2021	387,000	415,768
Deere & Co
2.60%, 06/08/2022	619,000	600,961
3.90%, 06/09/2042	275,000	261,380
Eaton Corp
1.50%, 11/02/2017	163,000	162,298
5.60%, 05/15/2018	273,000	306,922
7.63%, 04/01/2024	206,000	262,489
4.00%, 11/02/2032	143,000	141,468
Federal Express Corp 1998 Pass Through Trust
6.85%, 01/15/2019	1,680,478	1,865,330
6.72%, 01/15/2022	219,804	254,972
Fluor Corp
3.38%, 09/15/2021	565,000	580,847
General Electric Co
2.70%, 10/09/2022	350,000	340,668
3.38%, 03/11/2024	655,000	661,718
Hanson Ltd
6.13%, 08/15/2016	625,000	668,750
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $166,717) (b)	148,000	170,093
Honeywell International Inc
5.30%, 03/01/2018	155,000	173,583
Illinois Tool Works Inc
1.95%, 03/01/2019	167,000	165,970
3.90%, 09/01/2042	1,754,000	1,670,036
Ingersoll-Rand Co
6.39%, 11/15/2027	80,000	95,363
Ingersoll-Rand Global Holding Co Ltd
4.25%, 06/15/2023	329,000	345,018

Koninklijke Philips NV
5.75%, 03/11/2018	172,000	193,824
3.75%, 03/15/2022	864,000	894,815
7.20%, 06/01/2026	57,000	71,505
Lafarge SA
6.50%, 07/15/2016	1,650,000	1,769,625
7.13%, 07/15/2036	107,000	120,375
Lockheed Martin Corp
2.13%, 09/15/2016	318,000	325,302
4.25%, 11/15/2019	103,000	112,376
4.85%, 09/15/2041	181,000	196,665
4.07%, 12/15/2042	462,000	438,256
Martin Marietta Materials Inc
4.25%, 07/02/2024 (Acquired 06/23/2014, Cost $1,695,247) (b)	1,705,000	1,729,243
6.25%, 05/01/2037	107,000	115,785
Masco Corp
6.13%, 10/03/2016	175,000	186,725
Norfolk Southern Corp
7.70%, 05/15/2017	14,000	16,245
3.25%, 12/01/2021	570,000	581,057
2.90%, 02/15/2023	294,000	284,311
5.59%, 05/17/2025	6,000	7,024
3.95%, 10/01/2042	332,000	313,491
4.80%, 08/15/2043	3,400,000	3,645,381
6.00%, 03/15/2105	351,000	424,200
6.00%, 05/23/2111	1,274,000	1,531,335
Northrop Grumman Systems Corp
7.75%, 02/15/2031	206,000	284,291
Odebrecht Finance Ltd
5.25%, 06/27/2029 (Acquired 06/19/2014, Cost $1,375,000) (b)	1,375,000	1,330,312
Pactiv LLC
7.95%, 12/15/2025	34,000	35,870
Parker-Hannifin Corp
5.50%, 05/15/2018	80,000	89,886
Penske Truck Leasing Co Lp / PTL Finance Corp
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $433,241) (b)	431,000	441,017
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,948) (b)	184,000	182,962
Precision Castparts Corp
0.70%, 12/20/2015	244,000	244,427
Republic Services Inc
5.25%, 11/15/2021	2,795,000	3,166,919
3.55%, 06/01/2022	496,000	504,056
Ryder System Inc
3.60%, 03/01/2016	278,000	288,579
2.50%, 03/01/2017	330,000	338,789
Siemens Financieringsmaatschappij NV
5.75%, 10/17/2016 (Acquired 10/28/2013, Cost $152,121) (b)	139,000	152,318
Timken Co/The
3.88%, 09/01/2024 (Acquired 08/13/2014, Cost $989,010) (b)	1,000,000	984,356
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	856,294
2.38%, 12/17/2018	7,025,000	7,041,165
Union Pacific Corp
4.88%, 01/15/2015	18,000	18,236
4.16%, 07/15/2022	453,000	492,176
2.95%, 01/15/2023	149,000	148,369
3.65%, 02/15/2024	142,000	146,771
3.25%, 01/15/2025	200,000	198,739
4.30%, 06/15/2042	165,000	167,137
4.82%, 02/01/2044	106,000	114,993
4.15%, 01/15/2045	300,000	294,202
Union Pacific Railroad Co 2003 Pass Through Trust
4.70%, 01/02/2024	25,750	28,364
United Parcel Service Inc

2.45%, 10/01/2022	186,000	179,706
United Parcel Service of America Inc
8.38%, 04/01/2020	243,000	314,860
8.38%, 04/01/2030	83,000	121,067
United Technologies Corp
1.80%, 06/01/2017	205,000	208,028
6.13%, 02/01/2019	867,000	1,009,460
3.10%, 06/01/2022	524,000	523,710
4.50%, 06/01/2042	693,000	725,140
Vulcan Materials Co
7.00%, 06/15/2018	215,000	238,650
7.15%, 11/30/2037	54,000	55,350
Wabtec Corp/DE
4.38%, 08/15/2023	322,000	335,309
Waste Management Inc
7.38%, 03/11/2019	1,275,000	1,538,805
4.75%, 06/30/2020	195,000	215,054
		59,265,003
Technology - 0.93%
Apple Inc
0.49%, 05/03/2018	790,000	791,146
2.85%, 05/06/2021	1,509,000	1,511,961
2.40%, 05/03/2023	2,081,000	1,967,735
Dell Inc
7.10%, 04/15/2028	196,000	202,370
EMC Corp/MA
1.88%, 06/01/2018	640,000	636,222
3.38%, 06/01/2023	764,000	749,730
Fidelity National Information Services Inc
1.45%, 06/05/2017	665,000	661,122
3.50%, 04/15/2023	430,000	423,821
3.88%, 06/05/2024	2,150,000	2,147,708
Fiserv Inc
4.63%, 10/01/2020	215,000	232,165
Hewlett-Packard Co
2.75%, 01/14/2019	6,625,000	6,728,694
4.30%, 06/01/2021	372,000	395,034
4.38%, 09/15/2021	293,000	312,804
4.65%, 12/09/2021	326,000	353,109
6.00%, 09/15/2041	731,000	833,317
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	309,425
Intel Corp
3.30%, 10/01/2021	504,000	518,361
4.00%, 12/15/2032	595,000	588,585
International Business Machines Corp
1.95%, 07/22/2016	532,000	542,996
1.25%, 02/06/2017	571,000	572,923
5.70%, 09/14/2017	408,000	457,171
7.63%, 10/15/2018	464,000	563,083
1.63%, 05/15/2020	2,670,000	2,557,371
6.22%, 08/01/2027	68,000	85,630
4.00%, 06/20/2042	79,000	75,622
Intuit Inc
5.75%, 03/15/2017	7,359,000	8,119,715
Maxim Integrated Products Inc
2.50%, 11/15/2018	4,200,000	4,224,242
Microsoft Corp
0.88%, 11/15/2017	238,000	235,108
2.13%, 11/15/2022	350,000	333,987
2.38%, 05/01/2023	655,000	626,980
3.63%, 12/15/2023	5,470,000	5,715,658
4.50%, 10/01/2040	125,000	130,006
National Semiconductor Corp
6.60%, 06/15/2017	855,000	975,135
Oracle Corp

5.25%, 01/15/2016	239,000	253,261
5.75%, 04/15/2018	351,000	398,023
5.00%, 07/08/2019	547,000	613,842
2.80%, 07/01/2021	1,266,000	1,256,556
3.63%, 07/15/2023	149,000	152,915
3.40%, 07/01/2024	2,000,000	1,993,704
4.30%, 07/01/2034	3,714,000	3,740,897
6.50%, 04/15/2038	201,000	258,492
6.13%, 07/08/2039	265,000	327,778
Pitney Bowes Inc
5.60%, 03/15/2018	175,000	192,368
Seagate HDD Cayman
6.88%, 05/01/2020	5,679,000	6,019,740
Texas Instruments Inc
1.65%, 08/03/2019	434,000	422,091
Xerox Corp
6.40%, 03/15/2016	1,379,000	1,485,924
6.75%, 02/01/2017	2,170,000	2,428,573
2.95%, 03/15/2017	202,000	209,074
2.75%, 03/15/2019	3,200,000	3,224,333
5.63%, 12/15/2019	521,000	588,763
4.50%, 05/15/2021	183,000	195,696
		68,340,966
Utilities - 1.67%
AGL Capital Corp
4.95%, 01/15/2015	1,600,000	1,619,322
6.38%, 07/15/2016	691,000	752,500
3.50%, 09/15/2021	530,000	545,796
5.88%, 03/15/2041	1,210,000	1,488,579
4.40%, 06/01/2043	160,000	161,305
Alabama Power Co
6.13%, 05/15/2038	219,000	281,852
6.00%, 03/01/2039	89,000	113,244
4.15%, 08/15/2044	205,000	203,462
American Electric Power Co Inc
1.65%, 12/15/2017	246,000	245,893
American Water Capital Corp
3.85%, 03/01/2024	500,000	519,674
3.40%, 03/01/2025	318,000	316,666
6.59%, 10/15/2037	386,000	510,876
Appalachian Power Co
6.70%, 08/15/2037	430,000	560,223
Arizona Public Service Co
4.65%, 05/15/2015	115,000	117,830
8.75%, 03/01/2019	91,000	115,600
3.35%, 06/15/2024	676,000	679,458
5.05%, 09/01/2041	349,000	395,065
4.50%, 04/01/2042	221,000	229,757
Atmos Energy Corp
8.50%, 03/15/2019	71,000	89,045
4.15%, 01/15/2043	830,000	825,963
Baltimore Gas & Electric Co
2.80%, 08/15/2022	509,000	501,636
Beaver Valley II Funding Corp
9.00%, 06/01/2017	27,000	28,615
Berkshire Hathaway Energy Co
5.75%, 04/01/2018	168,000	189,720
Boston Gas Co
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,240) (b)	253,000	260,385
CenterPoint Energy Inc
6.50%, 05/01/2018	390,000	449,682
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,975,200) (b)	5,000,000	5,069,525
Cleveland Electric Illuminating Co/The
7.88%, 11/01/2017	356,000	420,236
Comision Federal de Electricidad

4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $570,543) (b)	551,000	584,335
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,115) (b)	1,822,000	1,914,922
Connecticut Light & Power Co/The
5.65%, 05/01/2018	95,000	107,493
Consolidated Edison Co of New York Inc
5.70%, 06/15/2040	318,000	386,021
Consumers Energy Co
5.65%, 04/15/2020	144,000	166,676
2.85%, 05/15/2022	155,000	154,494
4.35%, 08/31/2064	191,000	189,671
Delmarva Power & Light Co
4.00%, 06/01/2042	170,000	164,890
Dominion Resources Inc/VA
6.00%, 11/30/2017	61,000	69,212
8.88%, 01/15/2019	165,000	207,630
5.25%, 08/01/2033	583,000	659,284
7.00%, 06/15/2038	124,000	166,137
4.90%, 08/01/2041	212,000	224,978
DTE Electric Co
2.65%, 06/15/2022	194,000	190,702
DTE Energy Co
3.85%, 12/01/2023	292,000	302,077
3.50%, 06/01/2024	692,000	694,353
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	160,618
4.30%, 06/15/2020	205,000	224,855
6.00%, 01/15/2038	161,000	205,061
4.25%, 12/15/2041	141,000	142,952
Duke Energy Corp
2.15%, 11/15/2016	439,000	448,497
6.25%, 06/15/2018	1,781,000	2,042,453
3.55%, 09/15/2021	306,000	317,132
3.75%, 04/15/2024	231,000	236,818
Duke Energy Florida Inc
5.65%, 06/15/2018	116,000	131,738
6.40%, 06/15/2038	72,000	95,965
Duke Energy Indiana Inc
3.75%, 07/15/2020	398,000	422,939
6.35%, 08/15/2038	320,000	429,082
Duke Energy Progress Inc
5.30%, 01/15/2019	206,000	232,903
3.00%, 09/15/2021	372,000	377,226
2.80%, 05/15/2022	335,000	332,543
4.10%, 05/15/2042	217,000	215,778
4.10%, 03/15/2043	181,000	179,668
4.38%, 03/30/2044	132,000	136,701
Electricite de France SA
1.15%, 01/20/2017 (Acquired 01/13/2014, Cost $4,978,050) (b)	5,000,000	4,987,135
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,517,154) (b)	3,558,000	3,548,088
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,464) (b)	1,035,000	1,173,908
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $942,168) (b)	888,000	979,190
6.80%, 09/15/2037 (Acquired 10/28/2013, Cost $211,041) (b)	204,000	249,819
6.00%, 10/07/2039 (Acquired 10/28/2013, Cost $98,540) (b)	103,000	117,302
Exelon Generation Co LLC
6.20%, 10/01/2017	3,436,000	3,863,689
4.00%, 10/01/2020	619,000	651,985
5.75%, 10/01/2041	192,000	210,062
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014, Cost $960,754) (b)	965,000	977,044
Florida Power & Light Co
5.95%, 10/01/2033	402,000	505,355
5.63%, 04/01/2034	57,000	69,420
5.95%, 02/01/2038	103,000	129,918
Georgia Power Co
5.95%, 02/01/2039	41,000	50,754

Great Plains Energy Inc
4.85%, 06/01/2021	156,000	171,839
Hydro-Quebec
9.40%, 02/01/2021	186,000	252,081
8.40%, 01/15/2022	826,000	1,080,150
8.05%, 07/07/2024	638,000	880,072
Indiana Michigan Power Co
7.00%, 03/15/2019	112,000	133,859
3.20%, 03/15/2023	991,000	986,788
Jersey Central Power & Light Co
7.35%, 02/01/2019	31,000	36,927
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	470,916	511,375
Kansas City Power & Light Co
3.15%, 03/15/2023	375,000	373,821
5.30%, 10/01/2041	1,032,000	1,164,791
Korea Electric Power Corp
6.75%, 08/01/2027	233,000	288,611
Korea Gas Corp
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $292,205) (b)	279,000	297,801
Korea Hydro & Nuclear Power Co Ltd
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,036,540) (b)	4,000,000	4,059,168
Mega Advance Investments Ltd
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $618,301) (b)	591,000	634,675
MidAmerican Energy Co
5.30%, 03/15/2018	72,000	80,193
Nevada Power Co
6.50%, 08/01/2018	232,000	270,764
7.13%, 03/15/2019	188,000	226,686
5.38%, 09/15/2040	38,000	45,575
5.45%, 05/15/2041	386,000	467,497
NextEra Energy Capital Holdings Inc
1.20%, 06/01/2015	168,000	168,700
7.88%, 12/15/2015	165,000	178,879
6.00%, 03/01/2019	124,000	142,140
2.40%, 09/15/2019	487,000	483,892
7.30%, 09/01/2067	295,000	322,878
Niagara Mohawk Power Corp
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $185,578) (b)	168,000	186,235
3.51%, 10/01/2024 (Acquired 9/22/2014, Cost $257,996) (b)	258,000	259,518
NiSource Finance Corp
4.45%, 12/01/2021	186,000	199,623
3.85%, 02/15/2023	283,000	290,192
5.80%, 02/01/2042	774,000	895,936
Northern States Power Co/MN
6.25%, 06/01/2036	258,000	336,925
4.13%, 05/15/2044	1,480,000	1,487,735
Ohio Power Co
6.05%, 05/01/2018	160,000	182,067
5.38%, 10/01/2021	65,000	75,307
Oncor Electric Delivery Co LLC
6.80%, 09/01/2018	635,000	744,425
7.00%, 09/01/2022	124,000	156,523
Pacific Gas & Electric Co
5.63%, 11/30/2017	204,000	228,512
8.25%, 10/15/2018	4,484,000	5,512,168
3.25%, 09/15/2021	146,000	148,494
2.45%, 08/15/2022	581,000	551,371
3.25%, 06/15/2023	206,000	203,946
3.40%, 08/15/2024	11,150,000	11,068,605
6.05%, 03/01/2034	46,000	56,700
4.50%, 12/15/2041	749,000	760,272
4.45%, 04/15/2042	194,000	193,870
PacifiCorp
5.65%, 07/15/2018	294,000	334,434
5.50%, 01/15/2019	26,000	29,468

3.85%, 06/15/2021	103,000	110,424
PECO Energy Co
5.35%, 03/01/2018	93,000	103,877
2.38%, 09/15/2022	578,000	554,684
4.15%, 10/01/2044	353,000	353,338
Pennsylvania Electric Co
6.05%, 09/01/2017	93,000	104,075
Potomac Electric Power Co
6.50%, 11/15/2037	136,000	182,119
PPL Electric Utilities Corp
2.50%, 09/01/2022	178,000	173,766
4.13%, 06/15/2044	208,000	209,683
PPL Energy Supply LLC
5.70%, 10/15/2015	221,000	229,316
Progress Energy Inc
4.40%, 01/15/2021	390,000	425,527
3.15%, 04/01/2022	389,000	390,349
7.75%, 03/01/2031	153,000	215,033
PSEG Power LLC
5.50%, 12/01/2015	226,000	237,917
5.32%, 09/15/2016	346,000	374,211
5.13%, 04/15/2020	679,000	752,155
4.15%, 09/15/2021	83,000	87,586
8.63%, 04/15/2031	130,000	186,789
Public Service Co of Colorado
5.80%, 08/01/2018	28,000	31,772
3.20%, 11/15/2020	120,000	124,621
2.25%, 09/15/2022	210,000	199,824
Public Service Co of New Hampshire
3.50%, 11/01/2023	101,000	104,193
Public Service Co of Oklahoma
5.15%, 12/01/2019	143,000	159,547
4.40%, 02/01/2021	203,000	221,613
6.63%, 11/15/2037	449,000	591,106
Public Service Electric & Gas Co
5.30%, 05/01/2018	85,000	95,280
3.15%, 08/15/2024	1,000,000	997,635
5.38%, 11/01/2039	117,000	140,352
RGS I&M Funding Corp
9.82%, 06/07/2022	98,132	116,075
San Diego Gas & Electric Co
6.00%, 06/01/2026	213,000	264,592
3.95%, 11/15/2041	310,000	306,051
Sempra Energy
6.50%, 06/01/2016	93,000	101,474
6.15%, 06/15/2018	237,000	270,736
9.80%, 02/15/2019	841,000	1,095,946
2.88%, 10/01/2022	361,000	352,089
4.05%, 12/01/2023	10,325,000	10,838,493
3.55%, 06/15/2024	709,000	714,322
6.00%, 10/15/2039	155,000	192,560
South Carolina Electric & Gas Co
4.50%, 06/01/2064	161,000	162,462
Southern California Edison Co
5.50%, 08/15/2018	144,000	162,938
3.88%, 06/01/2021	102,000	109,919
3.50%, 10/01/2023	328,000	337,507
5.95%, 02/01/2038	67,000	83,699
6.05%, 03/15/2039	253,000	323,908
3.90%, 12/01/2041	392,000	377,707
Southern Co/The
1.95%, 09/01/2016	307,000	313,041
2.15%, 09/01/2019	555,000	549,441
Southern Power Co
5.15%, 09/15/2041	146,000	159,903
Southwestern Public Service Co

8.75%, 12/01/2018	351,000	441,416
State Grid Overseas Investment 2013 Ltd
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $238,067) (b)	241,000	236,031
State Grid Overseas Investment 2014 Ltd
2.75%, 05/07/2019 (Acquired 04/28/2014, Cost $4,224,995) (b)	4,240,000	4,248,815
Talent Yield Investments Ltd
4.50%, 04/25/2022 (Acquired 10/28/2013, Cost $712,424) (b)	715,000	737,809
Virginia Electric and Power Co
5.95%, 09/15/2017	83,000	93,815
5.40%, 04/30/2018	475,000	533,341
2.95%, 01/15/2022	80,000	80,690
3.45%, 02/15/2024	191,000	194,093
4.65%, 08/15/2043	3,500,000	3,759,322
Westar Energy Inc
4.13%, 03/01/2042	4,175,000	4,144,919
Wisconsin Electric Power Co
6.25%, 12/01/2015	134,000	142,468
2.95%, 09/15/2021	27,000	27,347
Xcel Energy Inc
0.75%, 05/09/2016	28,000	27,959
4.70%, 05/15/2020	62,000	68,735
6.50%, 07/01/2036	351,000	458,510
4.80%, 09/15/2041	95,000	104,318
		123,372,113
Total Corporate Bonds (Cost $1,911,900,156)		$1,954,773,583

Government Related - 23.14%
American Municipal Power Inc
7.50%, 02/15/2050	$1,350,000	$1,902,406
Atlanta Independent School System
5.56%, 03/01/2026	535,000	608,322
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,210,323
Brazilian Government International Bond
4.25%, 01/07/2025	3,150,000	3,118,500
5.00%, 01/27/2045	408,000	383,520
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	896,545
California School Finance Authority
5.04%, 07/01/2020	270,000	293,285
5.04%, 01/01/2021	215,000	218,659
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,926,183
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,085,171
County of Contra Costa CA
5.14%, 06/01/2017	640,000	681,510
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	98,301
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,515,641
4.81%, 10/01/2114	875,000	914,270
Eaton Community City School District
5.39%, 08/25/2027	275,000	290,265
Elgin Local School District
5.50%, 08/31/2027	535,000	557,438
Fannie Mae Interest Strip
0.00%, 11/15/2021 IO	887,000	736,614
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	529,267
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	392,321
Federal Home Loan Banks
0.50%, 09/28/2016	18,390,000	18,336,136
5.50%, 07/15/2036	1,135,000	1,471,169
Federal Home Loan Mortgage Corp

5.50%, 08/23/2017	996,000	1,120,234
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,646,140
1.88%, 02/19/2019	1,505,000	1,509,348
1.75%, 06/20/2019	2,285,000	2,266,581
1.75%, 09/12/2019	17,805,000	17,647,835
2.63%, 09/06/2024	5,810,000	5,715,146
Financing Corp Fico
0.00%, 11/30/2017 PO	404,000	385,568
0.00%, 04/06/2018 PO	194,000	183,202
0.00%, 05/11/2018 PO	6,860,000	6,460,631
0.00%, 08/03/2018 PO	276,000	258,201
0.00%, 03/07/2019 PO	205,000	188,200
0.00%, 04/05/2019 PO	2,766,000	2,532,209
0.00%, 09/26/2019 PO	3,174,000	2,856,930
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,246,300
Hashemite Kingdom of Jordan Government AID Bond
2.50%, 10/30/2020	3,439,000	3,464,328
Indonesia Government International Bond
5.88%, 03/13/2020	5,000,000	5,481,250
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	620,000	623,354
Israel Government AID Bond
0.00%, 03/15/2018	1,032,000	974,035
0.00%, 11/01/2019 IO	345,000	308,456
0.00%, 08/15/2020 IO	827,000	717,756
0.00%, 02/15/2022	464,000	379,592
0.00%, 08/15/2022	7,201,000	5,765,639
5.50%, 09/18/2023	8,856,000	10,701,537
0.00%, 11/01/2023 IO	413,000	314,264
5.50%, 04/26/2024	3,784,000	4,597,764
0.00%, 11/01/2024 PO	2,549,000	1,859,419
0.00%, 11/15/2026	258,000	171,299
5.50%, 09/18/2033	619,000	788,071
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,201,895) (b)	995,000	1,198,975
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400,000	3,371,856
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,809,943
3.63%, 03/15/2022	2,000,000	2,033,000
4.00%, 10/02/2023	842,000	870,207
4.75%, 03/08/2044	450,000	446,625
5.55%, 01/21/2045	1,494,000	1,659,834
5.75%, 10/12/2110	588,000	607,110
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	130,000	132,715
3.75%, 07/01/2034	365,000	381,527
New Jersey State Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,141,162
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	320,468
Ohio State University/The
4.80%, 06/01/2111	1,102,000	1,144,714
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,223,000
4.00%, 09/22/2024	3,133,000	3,125,167
Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,175,000
4.00%, 01/22/2024	1,040,000	1,068,600
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,520,177
4.46%, 10/01/2062	2,500,000	2,492,350
Province of British Columbia
2.00%, 10/23/2022	6,270,000	5,996,195

Province of Ontario Canada
2.95%, 02/05/2015	1,264,000	1,275,641
1.65%, 09/27/2019	1,315,000	1,286,587
Province of Quebec Canada
7.37%, 03/06/2026	58,000	78,860
Residual Funding Corp Principal Strip
0.00%, 07/15/2020 PO	24,949,000	21,870,742
0.00%, 10/15/2020 PO	5,841,000	5,067,891
0.00%, 01/15/2021 PO	2,270,000	1,952,359
Rhode Island Housing & Mortgage Finance Corp/RI
4.00%, 10/01/2023	4,000,000	4,108,520
Romanian Government International Bond
4.88%, 01/22/2024 (Acquired 01/14/2014, Cost $434,997) (b)	440,000	466,400
Russian Foreign Bond - Eurobond
7.50%, 03/31/2030 (Acquired 11/21/2013, Cost $2,451,282) (b)	2,096,000	2,348,002
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	772,653
South Africa Government International Bond
5.88%, 09/16/2025	403,000	443,300
5.38%, 07/24/2044	1,077,000	1,068,922
State of California
7.50%, 04/01/2034	5,540,000	7,903,807
7.30%, 10/01/2039	275,000	384,354
State of Illinois
5.10%, 06/01/2033	560,000	543,788
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,692,887
Tennessee Valley Authority
5.88%, 04/01/2036	882,000	1,150,078
5.50%, 06/15/2038	57,000	71,694
5.25%, 09/15/2039	949,000	1,152,444
4.63%, 09/15/2060	303,000	326,927
Tennessee Valley Authority Generic Strip
0.00%, 01/15/2019 IO	775,000	709,964
0.00%, 05/01/2019 IO	1,238,000	1,122,700
0.00%, 07/15/2028 IO	2,000,000	1,190,208
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	401,084
0.00%, 11/01/2025 PO	1,847,000	1,268,985
0.00%, 06/15/2035 PO	258,000	113,257
Three Rivers Local School District
5.21%, 09/15/2027	285,000	299,298
Tunisia Government AID Bonds
1.69%, 07/16/2019	1,032,000	1,026,840
Turkey Government International Bond
7.00%, 06/05/2020	1,910,000	2,165,596
5.75%, 03/22/2024	494,000	524,480
6.63%, 02/17/2045	214,000	239,413
Ukraine Government AID Bonds
1.84%, 05/16/2019	1,895,000	1,888,368
United States Treasury Inflation Indexed Bonds
0.50%, 04/15/2015 (g)	2,836,400	2,838,394
0.13%, 04/15/2016 (g)	445,780	450,934
0.13%, 04/15/2019 (g)	24,631,253	24,690,910
1.13%, 01/15/2021 (g)	533,674	559,774
3.63%, 04/15/2028 (g)	1,536,381	2,086,357
2.50%, 01/15/2029 (g)	458,302	559,379
United States Treasury Note/Bond
11.25%, 02/15/2015	1,032,000	1,074,731
0.50%, 09/30/2016	4,730,000	4,722,238
3.13%, 10/31/2016	3,400,000	3,573,189
7.50%, 11/15/2016	5,820,000	6,652,987
2.75%, 11/30/2016	258,000	269,368
3.25%, 12/31/2016	20,315,000	21,446,606
3.13%, 01/31/2017	206,000	217,137
4.63%, 02/15/2017	980,000	1,067,894

3.25%, 03/31/2017	6,295,000	6,664,831
3.13%, 04/30/2017	13,814,000	14,594,270
4.50%, 05/15/2017	4,932,000	5,386,671
2.75%, 05/31/2017	5,000,000	5,235,545
4.75%, 08/15/2017	7,303,000	8,066,390
8.88%, 08/15/2017	8,230,000	10,056,031
4.25%, 11/15/2017	3,353,000	3,670,489
2.25%, 11/30/2017	206,000	212,679
2.75%, 12/31/2017	1,459,000	1,528,758
0.88%, 01/31/2018	245,000	241,765
2.63%, 01/31/2018	2,683,000	2,801,218
3.50%, 02/15/2018	100,768,000	108,081,540
2.88%, 03/31/2018	3,159,000	3,324,601
2.38%, 05/31/2018	16,950,000	17,531,334
1.38%, 06/30/2018	36,170,000	36,065,433
1.50%, 08/31/2018	21,561,000	21,550,888
1.25%, 10/31/2018	1,930,000	1,905,875
1.25%, 11/30/2018	92,265,000	90,996,356
1.38%, 11/30/2018	17,239,000	17,093,537
1.38%, 12/31/2018	722,000	714,611
1.50%, 12/31/2018	16,415,000	16,332,925
2.75%, 02/15/2019	4,000,000	4,186,248
1.25%, 04/30/2019	63,475,600	62,206,088
1.63%, 04/30/2019	30,910,000	30,794,088
3.13%, 05/15/2019	20,774,000	22,073,995
1.50%, 05/31/2019	10,590,000	10,479,959
1.00%, 06/30/2019	1,500,000	1,448,087
1.75%, 09/30/2019	5,280,000	5,272,988
1.00%, 11/30/2019	2,392,000	2,291,835
8.50%, 02/15/2020	4,750,000	6,369,455
3.50%, 05/15/2020	1,300,000	1,408,875
8.75%, 05/15/2020	2,000,000	2,732,032
2.63%, 08/15/2020	49,409,000	51,076,554
8.75%, 08/15/2020	6,304,000	8,678,837
2.13%, 08/31/2020	7,032,000	7,069,354
2.63%, 11/15/2020	4,596,000	4,739,625
2.00%, 11/30/2020	1,500,000	1,491,914
2.13%, 01/31/2021	2,000,000	1,999,844
3.63%, 02/15/2021	1,961,000	2,139,329
7.88%, 02/15/2021	900,000	1,213,594
2.00%, 02/28/2021	2,500,000	2,478,710
2.25%, 03/31/2021	13,550,000	13,629,389
3.13%, 05/15/2021	4,602,000	4,876,684
8.13%, 05/15/2021	1,718,000	2,359,029
2.13%, 08/15/2021	5,805,000	5,775,975
8.00%, 11/15/2021	2,826,000	3,910,477
2.00%, 02/15/2022	1,250,000	1,227,735
1.75%, 05/15/2022	1,000,000	961,406
7.25%, 08/15/2022	1,444,000	1,964,178
7.13%, 02/15/2023	683,000	932,082
6.25%, 08/15/2023	15,650,000	20,481,938
2.38%, 08/15/2024	23,360,000	23,089,912
6.75%, 08/15/2026	205,000	291,164
6.63%, 02/15/2027	753,000	1,066,789
6.38%, 08/15/2027	290,000	405,683
6.13%, 11/15/2027	470,000	645,809
5.50%, 08/15/2028	1,481,000	1,943,813
5.25%, 11/15/2028	49,665,500	63,897,745
5.25%, 02/15/2029	1,113,000	1,432,988
6.13%, 08/15/2029	603,000	844,860
6.25%, 05/15/2030	789,000	1,127,038
5.38%, 02/15/2031	5,312,000	7,030,931
4.50%, 02/15/2036	7,389,000	9,119,644
4.75%, 02/15/2037	3,955,000	5,052,513
5.00%, 05/15/2037	6,294,000	8,305,128
4.38%, 02/15/2038	18,912,600	22,958,119

4.50%, 05/15/2038	789,000	975,524
3.50%, 02/15/2039	74,519,100	79,281,318
4.25%, 05/15/2039	200,000	239,250
4.50%, 08/15/2039	206,000	255,665
3.38%, 05/15/2044	9,015,000	9,307,988
3.13%, 08/15/2044	330,000	324,740
United States Treasury Strip Coupon
0.00%, 08/15/2015	3,000	2,997
0.00%, 02/15/2016	7,205,000	7,172,671
0.00%, 08/15/2016	3,966,000	3,921,616
0.00%, 11/15/2016	5,261,000	5,183,064
0.00%, 02/15/2017	10,719,000	10,502,122
0.00%, 08/15/2017	4,176,000	4,048,841
0.00%, 11/15/2017	9,529,000	9,173,197
0.00%, 02/15/2018	3,658,000	3,495,384
0.00%, 05/15/2018	3,044,000	2,889,989
0.00%, 08/15/2018	23,739,000	22,368,999
0.00%, 11/15/2018	500,000	467,682
0.00%, 05/15/2019	18,038,000	16,598,423
0.00%, 08/15/2019	22,357,000	20,428,060
0.00%, 11/15/2019	4,000,000	3,626,392
0.00%, 02/15/2020	8,858,000	7,965,344
0.00%, 05/15/2020	35,615,000	31,751,164
0.00%, 08/15/2020	25,243,000	22,304,740
0.00%, 02/15/2021	14,550,000	12,652,447
0.00%, 05/15/2021	11,063,000	9,524,480
0.00%, 08/15/2021	6,139,000	5,238,353
0.00%, 11/15/2021	16,779,000	14,196,443
0.00%, 02/15/2022	33,917,000	28,447,816
0.00%, 05/15/2022	8,519,000	7,082,518
0.00%, 08/15/2022	12,500,000	10,302,200
0.00%, 11/15/2022	15,400,000	12,574,192
0.00%, 02/15/2023	65,197,000	52,732,312
0.00%, 05/15/2023	33,170,000	26,583,035
0.00%, 08/15/2023	5,000,000	3,973,615
0.00%, 11/15/2023	2,000,000	1,576,346
0.00%, 02/15/2024	124,000	96,927
0.00%, 05/15/2024	722,000	559,343
0.00%, 08/15/2024	1,334,000	1,023,690
0.00%, 11/15/2024	5,105,000	3,880,836
0.00%, 02/15/2025	1,299,000	978,083
0.00%, 05/15/2025	279,000	208,063
0.00%, 02/15/2026	1,000,000	725,030
0.00%, 05/15/2026	2,301,000	1,651,522
0.00%, 08/15/2026	1,681,000	1,194,655
0.00%, 11/15/2026	10,222,000	7,199,181
0.00%, 02/15/2027	17,916,000	12,494,242
0.00%, 05/15/2027	1,866,000	1,288,335
0.00%, 08/15/2027	4,314,000	2,950,543
0.00%, 11/15/2027	8,107,000	5,485,877
0.00%, 02/15/2028	7,769,000	5,206,170
0.00%, 05/15/2028	1,166,000	773,819
0.00%, 08/15/2028	1,918,000	1,260,932
0.00%, 11/15/2028	7,540,000	4,909,023
0.00%, 02/15/2029	6,887,000	4,437,990
0.00%, 05/15/2029	330,000	210,623
0.00%, 08/15/2029	4,738,000	2,995,643
0.00%, 11/15/2029	5,164,000	3,232,690
0.00%, 02/15/2030	15,187,000	9,419,539
0.00%, 05/15/2030	8,464,000	5,206,266
0.00%, 08/15/2030	11,062,000	6,736,847
0.00%, 11/15/2030	7,064,000	4,268,217
0.00%, 02/15/2031	9,298,000	5,560,418
0.00%, 05/15/2031	5,925,000	3,511,558
0.00%, 08/15/2031	8,762,000	5,143,285
0.00%, 11/15/2031	7,099,000	4,130,163

0.00%, 02/15/2032	10,309,000	5,940,819
0.00%, 05/15/2032	17,853,000	10,191,028
0.00%, 08/15/2032	2,475,000	1,399,763
0.00%, 11/15/2032	7,212,000	4,041,749
0.00%, 02/15/2033	2,000,000	1,110,616
0.00%, 05/15/2033	5,145,000	2,832,209
0.00%, 08/15/2033	2,412,000	1,315,319
0.00%, 11/15/2033	5,966,000	3,224,945
0.00%, 02/15/2034	3,959,000	2,120,888
0.00%, 05/15/2034	1,450,000	770,031
0.00%, 08/15/2034	2,895,000	1,523,720
0.00%, 11/15/2034	2,487,000	1,297,164
0.00%, 02/15/2035	1,824,000	942,658
0.00%, 05/15/2035	1,920,000	983,267
0.00%, 08/15/2035	175,000	88,961
0.00%, 05/15/2036	121,000	59,899
United States Treasury Strip Principal
0.00%, 05/15/2044	22,335,000	8,310,429
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	254,076
Westlake City School District
5.23%, 12/01/2026	430,000	446,177
Total Government Related (Cost $1,683,516,602)		$1,704,474,049

Mortgage Backed Obligations - 38.33%
A10 Securitization 2013-1 LLC
2.40%, 11/15/2025 (Acquired 10/28/2013, Cost $906,825) (b)	$909,348	$912,053
A10 Securitization LLC
3.49%, 04/15/2024 (Acquired 10/28/2013, Cost $833,281) (b)	828,361	830,433
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,868) (b)	425,000	430,669
A10 Term Asset Financing 2014-1 LLC
1.72%, 04/15/2033 (Acquired 06/04/2014, Cost $1,546,896) (b)	1,547,000	1,545,459
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,806,749) (b)	1,807,000	1,805,278
AAM ACE 2007-HE3 Resecuritization Trust 2011-1
0.39%, 02/02/2037	68,132	67,572
ACRE Commercial Mortgage Trust 2014-FL2
2.21%, 08/15/2031 (Acquired 08/01/2014, Cost $472,000) (b)	472,000	472,202
2.66%, 08/15/2031 (Acquired 08/01/2014, Cost $472,000) (b)	472,000	472,182
Ajax Mortgage Loan Trust 2013-C
4.50%, 03/25/2035 (a)	1,408,020	1,412,949
Ajaxm 2014-a A
4.00%, 10/25/2057	1,500,000	1,496,917
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	6,858	7,010
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	19,767	16,355
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	715,713	766,859
Alternative Loan Trust 2003-6T2
5.50%, 06/25/2033	33,350	33,362
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	7,573,467	7,610,578
5.75%, 03/25/2034	1,351,874	1,384,213
Alternative Loan Trust 2005-1CB
6.95%, 03/25/2035 IO	427,300	90,455
Alternative Loan Trust 2005-20CB
4.60%, 07/25/2035 IO	1,324,200	160,110
Alternative Loan Trust 2005-22T1
4.92%, 06/25/2035 IO	1,195,706	160,815
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	579,383	553,986
6.00%, 08/25/2035	16,542	13,835
Alternative Loan Trust 2005-37T1
4.90%, 09/25/2035 IO	4,277,388	593,483
Alternative Loan Trust 2005-50CB

5.00%, 11/25/2020	91,893	92,250
Alternative Loan Trust 2005-54CB
4.70%, 11/25/2035 IO	2,610,757	305,762
5.50%, 11/25/2035	661,512	607,424
5.50%, 11/25/2035	8,247	8,384
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	240,756	225,870
Alternative Loan Trust 2005-J1
4.95%, 02/25/2035 IO	747,201	69,683
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	135,765	114,307
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022 (d)	46,367	48,940
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	223,103	204,337
Alternative Loan Trust 2006-J5
5.16%, 07/25/2021	74,941	74,215
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $145,017) (b)	140,286	144,934
American General Mortgage Loan Trust 2010-1
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $450,674) (b)	440,265	443,146
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $1,012,124) (b)	980,000	1,004,957
5.65%, 03/25/2058 (Acquired 10/28/2013, Cost $479,774) (b)	464,000	481,207
ASG Resecuritization Trust 2009-1
2.06%, 06/26/2037	640,964	632,472
ASG Resecuritization Trust 2009-2
4.67%, 05/24/2036 (Acquired 10/28/2013, Cost $566,542) (b)	547,000	554,163
4.67%, 05/24/2036 (Acquired 10/28/2013, Cost $144,578) (b)	142,392	142,686
ASG Resecuritization Trust 2009-3
2.07%, 03/26/2037 (Acquired 10/28/2013, Cost $1,909,028) (b)	1,905,726	1,901,720
ASG Resecuritization Trust 2009-4
6.00%, 06/28/2037 (Acquired 10/28/2013, Cost $515,867) (b)	507,332	515,268
ASG Resecuritization Trust 2009-5
3.39%, 02/28/2037 (Acquired 10/28/2013, Cost $203,217) (b)	201,475	202,913
ASG Resecuritization Trust 2010-1
0.55%, 02/27/2036 (Acquired 10/28/2013, Cost $197,422) (b)	202,483	197,422
ASG Resecuritization Trust 2010-2
1.83%, 01/28/2037	707,984	696,599
ASG Resecuritization Trust 2011-1
4.00%, 09/28/2020 (Acquired 10/28/2013, Cost $164,157) (b)	162,702	163,758
2.59%, 11/28/2035 (Acquired 10/28/2013, Cost $717,718) (b)	730,983	717,747
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $716,355) (b)	692,125	712,889
ASG Resecuritization Trust 2011-2
23.68%, 02/28/2036 (Acquired 10/28/2013, Cost $65,767) (b)	54,293	65,694
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013, Cost $778,135) (b)	809,000	795,973
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (Acquired 08/01/2014, Cost $1,143,524) (b)	1,200,000	1,134,240
Banc of America Alternative Loan Trust 2003-1
0.00%, 02/25/2033 PO	22,826	18,991
Banc of America Alternative Loan Trust 2003-11
4.75%, 01/25/2019	21,388	21,609
0.00%, 01/25/2034 PO	59,326	51,317
6.00%, 01/25/2034	508,090	529,293
6.00%, 01/25/2034	513,878	541,372
Banc of America Alternative Loan Trust 2003-4
5.00%, 06/25/2018	448,942	461,000
Banc of America Alternative Loan Trust 2003-5
5.00%, 07/25/2018	145,296	148,935
Banc of America Alternative Loan Trust 2003-7
5.00%, 09/25/2018	236,367	239,306
5.50%, 09/25/2033	530,157	551,949
Banc of America Alternative Loan Trust 2003-9
5.50%, 11/25/2033	120,043	121,761
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	87,250	89,531

6.00%, 02/25/2034	150,248	159,891
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	17,003	17,522
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	21,577	20,754
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	314,074	323,892
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	166,829	174,034
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	72,387	73,952
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	30,671	27,837
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	26,265	27,274
5.50%, 03/25/2035	19,675	18,416
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	164,218	168,461
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	96,463	91,128
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	46,077	42,143
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	105,255	89,463
Banc of America Alternative Loan Trust 2007-1
5.83%, 04/25/2022	122,578	124,034
Banc of America Commercial Mortgage Trust 2006-1
5.37%, 09/10/2045	1,602,000	1,666,764
5.38%, 09/10/2045	15,450,730	16,170,564
Banc of America Commercial Mortgage Trust 2006-3
5.89%, 07/10/2044	1,778,276	1,894,545
Banc of America Commercial Mortgage Trust 2006-4
5.63%, 07/10/2046	1,108,416	1,172,215
Banc of America Commercial Mortgage Trust 2006-5
0.82%, 09/10/2047 IO (Acquired 10/28/2013, Cost $307,400) (b)	23,256,105	239,236
5.41%, 09/10/2047	1,715,000	1,821,582
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	9,108,909	9,947,530
5.49%, 02/10/2051	3,500,000	3,767,998
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	67,265	53,587
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	5,081,810	5,480,935
Banc of America Funding 2004-C Trust
5.05%, 12/20/2034	123,340	122,126
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	94,348	94,448
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	76,946	57,765
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	32,582	25,036
Banc of America Funding 2005-C Trust
0.39%, 05/20/2035	8,076,410	7,514,623
Banc of America Funding 2005-E Trust
2.68%, 03/20/2035	196,965	197,194
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	75,217	58,716
Banc of America Funding 2010-R11 Trust
5.20%, 08/26/2035 (Acquired 10/28/2013, Cost $646,213) (b)	636,437	649,000
Banc of America Funding 2010-R5 Trust
5.50%, 10/26/2037 (Acquired 10/28/2013, Cost $148,022) (b)	145,381	146,712
Banc of America Merrill Lynch Commercial Mortgage Inc
5.47%, 11/10/2042	516,000	523,170
4.67%, 07/10/2043	516,000	522,067
4.73%, 07/10/2043	1,097,000	1,118,306
0.21%, 10/10/2045 IO (Acquired 10/28/2013, Cost $101,603) (b)	53,013,772	55,028

5.12%, 10/10/2045	11,559,182	11,838,603
Banc of America Mortgage 2003-3 Trust
0.70%, 05/25/2018	120,667	116,696
5.50%, 05/25/2033	327,580	345,547
Banc of America Mortgage 2003-5 Trust
7.50%, 02/25/2031	47,758	49,288
Banc of America Mortgage 2003-6 Trust
0.60%, 08/25/2018	37,222	36,722
Banc of America Mortgage 2003-7 Trust
4.75%, 09/25/2018	6,317	6,486
Banc of America Mortgage 2003-8 Trust
0.00%, 11/25/2033 PO	28,479	22,907
Banc of America Mortgage 2003-C Trust
2.62%, 04/25/2033	47,446	48,522
Banc of America Mortgage 2003-E Trust
2.69%, 06/25/2033	240,610	243,121
Banc of America Mortgage 2004-J Trust
2.91%, 11/25/2034	166,325	166,578
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	5,741	5,245
Banc of America Mortgage Trust 2004-3
5.50%, 04/25/2034	446,385	458,017
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	8,751	7,616
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	38,667	39,124
5.50%, 06/25/2034	110,891	113,034
Banc of America Mortgage Trust 2004-6
5.50%, 05/25/2034	768,559	807,749
0.00%, 07/25/2034 PO	48,530	42,817
5.50%, 07/25/2034	23,206	23,158
Banc of America Mortgage Trust 2004-8
0.00%, 05/25/2032 PO	4,145	3,668
0.00%, 10/25/2034 PO	19,715	17,348
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	1,962	1,660
6.50%, 09/25/2032	63,279	66,302
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	136,489	140,608
Banc of America Re-REMIC Trust 2009-UBER1
5.68%, 06/24/2050 (Acquired 10/28/2013, Cost $1,018,780) (b)	929,353	998,125
Battalion CLO V Ltd
1.72%, 04/17/2026	9,650,000	9,631,646
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $2,823,801) (b)	2,941,000	2,846,162
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,463,089) (b)	2,602,000	2,566,673
BCAP LLC 2009-RR10 Trust
5.75%, 06/26/2037 (Acquired 10/28/2013, Cost $217,139) (b)	217,415	221,242
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $580,816) (b)	560,378	580,105
BCAP LLC 2009-RR14 Trust
2.39%, 08/26/2035 (Acquired 10/28/2013, Cost $666,191) (b)	712,954	711,520
2.54%, 03/26/2036 (Acquired 10/28/2013, Cost $17,429) (b)	17,442	17,424
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $394,252) (b)	387,342	400,476
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013, Cost $150,293) (b)	148,150	149,470
2.49%, 10/26/2036 (Acquired 10/28/2013, Cost $451,297) (b)	446,998	445,502
BCAP LLC 2010-RR4-I Trust
4.00%, 07/26/2036 (Acquired 10/28/2013, Cost $63,899) (b)	63,692	64,492
BCAP LLC 2010-RR5-I Trust
5.41%, 04/26/2037 (Acquired 10/28/2013, Cost $614,210) (b)	615,170	629,202
BCAP LLC 2010-RR7 Trust
4.90%, 04/26/2035 (Acquired 10/28/2013, Cost $273,545) (b)	278,971	276,747
2.07%, 07/26/2045 (Acquired 10/28/2013, Cost $1,806,341) (b)	1,863,333	1,876,061

0.82%, 02/26/2047 (Acquired 10/28/2013, Cost $326,787) (b)	335,595	332,784
BCAP LLC 2010-RR8 Trust
5.07%, 05/26/2035 (Acquired 10/28/2013, Cost $186,008) (b)	182,236	183,847
5.07%, 05/26/2035 (Acquired 10/28/2013, Cost $989,321) (b)	1,032,000	975,136
BCAP LLC 2011-RR10 Trust
1.01%, 09/26/2037 (Acquired 10/28/2013, Cost $1,382,476) (b)	1,511,662	1,388,656
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $354,159) (b)	348,782	353,325
3.00%, 08/26/2022 (Acquired 10/28/2013, Cost $247,918) (b)	246,873	247,691
BCAP LLC 2011-RR2 Trust
2.66%, 11/21/2035 (Acquired 10/28/2013, Cost $28,008) (b)	27,996	27,963
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $1,300,755) (b)	1,293,342	1,312,235
BCAP LLC 2011-RR5-I Trust
0.31%, 05/28/2036 (Acquired 10/28/2013, Cost $966,456) (b)	1,027,634	1,010,029
2.51%, 07/26/2036 (Acquired 10/28/2013, Cost $208,492) (b)	209,102	208,341
BCAP LLC 2012-RR1 Trust
3.58%, 07/26/2037 (Acquired 10/28/2013, Cost $636,699) (b)	618,868	654,610
BCAP LLC 2012-RR10-I Trust
0.35%, 05/26/2036 (Acquired 10/28/2013, Cost $1,688,016) (b)	1,782,960	1,690,831
0.39%, 02/26/2037 (Acquired 10/28/2013, Cost $614,061) (b)	647,105	623,966
BCAP LLC 2012-RR2 Trust
0.32%, 08/26/2036 (Acquired 10/28/2013, Cost $916,019) (b)	947,624	925,244
BCAP LLC 2012-RR3 Trust
1.98%, 05/26/2037 (Acquired 10/28/2013, Cost $1,730,989) (b)	1,750,911	1,753,884
BCAP LLC 2012-RR4 Trust
0.38%, 06/26/2047 (Acquired 10/28/2013, Cost $915,296) (b)	965,415	917,157
BCAP LLC Trust
4.34%, 06/26/2036 (Acquired 10/28/2013, Cost $297,277) (b)	287,567	291,934
Bear Stearns ALT-A Trust 2005-2
0.65%, 03/25/2035	432,075	420,544
Bear Stearns ARM Trust 2003-2
2.50%, 01/25/2033 (Acquired 10/28/2013, Cost $263,529) (b)	276,474	278,419
Bear Stearns ARM Trust 2003-7
2.41%, 10/25/2033	25,914	26,101
Bear Stearns ARM Trust 2004-2
3.05%, 05/25/2034	177,862	178,244
Bear Stearns ARM Trust 2005-5
2.15%, 08/25/2035	842,113	856,335
Bear Stearns ARM Trust 2006-1
2.37%, 02/25/2036	753,492	758,369
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	130,753	131,638
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4
5.47%, 06/11/2041	25,782	25,781
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9
4.87%, 09/11/2042	5,853,611	6,003,264
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR11
5.60%, 03/11/2039	878,268	918,469
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.83%, 12/11/2038 IO (Acquired 10/28/2013, Cost $315,698) (b)	23,072,538	298,928
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.54%, 10/12/2041	267,451	286,458
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.30%, 01/12/2045 IO (Acquired 10/28/2013, Cost $346,444) (b)	65,603,542	301,120
CAM Mortgage Trust 2014-1
3.35%, 12/15/2053 (Acquired 01/28/2014, Cost $93,856) (b)	93,856	93,892
CAM Mortgage Trust 2014-2
2.60%, 05/15/2048 (Acquired 06/19/2014, Cost $1,517,887) (b)	1,517,988	1,517,918
CD 2005-CD1 Commercial Mortgage Trust
5.40%, 07/15/2044	7,974,522	8,190,631
5.40%, 07/15/2044	619,000	640,189
CD 2006-CD3 Mortgage Trust
0.70%, 10/15/2048 IO (Acquired 10/28/2013, Cost $211,786) (b)	13,078,362	164,447
CD 2007-CD4 Commercial Mortgage Trust
0.55%, 12/11/2049 IO	22,116,156	167,287

5.32%, 12/11/2049	7,250,000	7,745,044
CGBAM Commercial Mortgage Trust 2014-HD
0.95%, 02/15/2031 (Acquired 05/13/2014, Cost $900,000) (b)	900,000	900,000
Chase Mortgage Finance Trust Series 2006-A1
2.51%, 09/25/2036	365,938	325,214
Chase Mortgage Finance Trust Series 2007-A1
2.43%, 02/25/2037	45,304	45,574
2.47%, 02/25/2037	309,677	310,777
2.52%, 02/25/2037	154,242	153,790
2.56%, 02/25/2037	155,255	154,049
Chase Mortgage Finance Trust Series 2007-A2
2.54%, 07/25/2037	186,572	189,353
2.59%, 07/25/2037	121,455	121,545
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	21,776	18,643
CHL Mortgage Pass-Through Trust 2003-29
5.50%, 08/25/2033	67,406	70,871
CHL Mortgage Pass-Through Trust 2003-39
5.00%, 10/25/2033	428,533	447,424
CHL Mortgage Pass-Through Trust 2003-J13
0.00%, 01/25/2034 PO	5,000	4,602
5.25%, 01/25/2034	385,168	405,769
CHL Mortgage Pass-Through Trust 2003-J7
9.57%, 08/25/2018	37,222	38,867
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	85,129	89,415
5.75%, 04/25/2034	58,000	60,404
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	389,335	418,736
CHL Mortgage Pass-Through Trust 2004-7
2.47%, 06/25/2034	25,287	24,965
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	190,412	196,523
CHL Mortgage Pass-Through Trust 2004-HYB1
2.56%, 05/20/2034	43,612	41,781
CHL Mortgage Pass-Through Trust 2004-HYB3
2.33%, 06/20/2034	183,213	176,174
CHL Mortgage Pass-Through Trust 2004-HYB6
2.45%, 11/20/2034	118,102	113,905
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	20,476	21,023
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	62,391	64,147
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	34,805	32,498
CHL Mortgage Pass-Through Trust 2005-22
2.53%, 11/25/2035	457,849	390,770
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	34,934	36,233
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	178,461	182,562
Citigroup Commercial Mortgage Trust 2005-C3
4.83%, 05/15/2043	743,000	755,959
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	6,999,725
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,214,072
Citigroup Mortgage Loan Trust 2008-AR4
2.73%, 11/25/2038 (Acquired 10/28/2013, Cost $1,292,316) (b)	1,279,320	1,283,601
Citigroup Mortgage Loan Trust 2009-10
2.41%, 09/25/2033 (Acquired 10/28/2013, Cost $793,187) (b)	781,528	793,002
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $593,808) (b)	574,843	599,113
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $649,816) (b)	634,076	658,969
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $304,212) (b)	299,085	310,596

Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $255,151) (b)	247,062	261,049
Citigroup Mortgage Loan Trust 2010-10
2.44%, 02/25/2036 (Acquired 10/28/2013, Cost $352,626) (b)	350,123	353,105
Citigroup Mortgage Loan Trust 2010-3
2.38%, 02/25/2036 (Acquired 10/28/2013, Cost $160,521) (b)	160,006	159,966
Citigroup Mortgage Loan Trust 2010-7
2.61%, 02/25/2035 (Acquired 10/28/2013, Cost $221,101) (b)	218,344	219,348
Citigroup Mortgage Loan Trust 2010-8
4.00%, 11/25/2036 (Acquired 10/28/2013, Cost $3,093,051) (b)	3,072,010	3,131,481
4.50%, 12/25/2036 (Acquired 10/28/2013, Cost $3,151,132) (b)	3,083,611	3,169,897
Citigroup Mortgage Loan Trust Inc
0.00%, 06/25/2016 PO	61	61
0.00%, 12/25/2018 PO	6,060	5,744
0.00%, 12/25/2018 PO	6,568	6,480
5.50%, 12/25/2018	36,359	37,235
0.00%, 09/25/2033 PO	17,024	15,064
7.00%, 09/25/2033	29,485	30,523
0.00%, 10/25/2033 PO	15,517	14,021
5.25%, 10/25/2033	125,037	127,509
0.53%, 12/25/2033	89,794	86,004
2.62%, 08/25/2034	75,938	73,939
2.71%, 04/25/2035	50,552	38,920
5.50%, 05/25/2035	257,943	269,799
3.17%, 08/25/2035	141,141	104,214
5.50%, 11/25/2035 (d)	40,467	40,190
6.00%, 11/25/2035 (d)	6,449,635	6,170,295
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.98%, 08/15/2048 IO	15,994,024	248,259
5.22%, 08/15/2048	561,177	596,587
5.25%, 08/15/2048	578,000	592,599
COMM 2005-C6 Mortgage Trust
5.12%, 06/10/2044	8,018,418	8,162,052
COMM 2005-LP5 Mortgage Trust
4.98%, 05/10/2043	650,000	658,025
COMM 2012-9W57 Mortgage Trust
2.36%, 02/10/2029 (Acquired 10/28/2013, Cost $1,055,568) (b)	1,032,000	1,055,320
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	2,685,538	2,744,464
COMM 2012-CCRE2 Mortgage Trust
2.08%, 08/15/2045 IO	3,401,953	348,687
3.15%, 08/15/2045	9,614,464	9,632,683
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 10/28/2013, Cost $535,402) (b)	516,000	555,414
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	7,953,476
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035 (Acquired 10/28/2013, Cost $674,064) (b)	708,000	695,864
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,246,016
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	5,000,000	5,108,595
COMM 2014-KYO Mortgage Trust
1.05%, 06/11/2027 (Acquired 06/20/2014, Cost $4,232,000) (b)	4,232,000	4,236,135
COMM 2014-PAT Mortgage Trust
0.95%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (b)	1,649,000	1,647,010
COMM 2014-TWC Mortgage Trust
1.01%, 02/13/2032 (Acquired 01/30/2014, Cost $3,251,677) (b)	3,250,000	3,239,805
1.76%, 02/13/2032 (Acquired 08/12/2014, Cost $1,003,022) (b)	1,000,000	1,001,882
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,250,800
Commercial Mortgage Asset Trust
7.30%, 01/17/2032	27,154	27,126
Commercial Mortgage Pass Through Certificates
2.09%, 11/17/2026 (Acquired 10/28/2013, Cost $524,529) (b)	524,230	526,051
Commercial Mortgage Trust 2005-GG3

4.86%, 08/10/2042	361,000	363,056
Commercial Mortgage Trust 2006-GG7
6.01%, 07/10/2038	310,000	331,104
COOF Securitization Trust 2014-1 Ltd
2.89%, 06/15/2040 IO (Acquired 05/16/2014, Cost $486,006) (b)	3,437,537	498,443
Credit Suisse Commercial Mortgage Trust Series 2006-C2
5.86%, 03/15/2039	738,000	775,415
5.86%, 03/15/2039	11,964,428	12,585,286
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.22%, 01/15/2049 IO (Acquired 10/28/2013, Cost $81,181) (b)	23,559,077	62,808
Credit Suisse First Boston Mortgage Securities Corp
4.50%, 10/25/2018	15,978	16,373
5.00%, 10/25/2018	60,157	60,724
0.00%, 08/25/2019 PO	3,020	2,963
5.25%, 08/25/2019	129,631	133,045
6.69%, 02/25/2033	161,696	163,705
2.78%, 06/25/2033	76,866	76,913
5.25%, 09/25/2033	196,410	203,062
0.00%, 10/25/2033 PO	147,268	126,786
5.25%, 11/25/2033	112,276	114,654
5.25%, 11/25/2033	315,135	322,704
5.50%, 09/25/2034	192,985	210,832
5.50%, 12/25/2034	322,292	348,754
0.00%, 10/25/2035 PO	41,421	26,640
5.50%, 10/25/2035 IO	514,079	92,300
0.00%, 11/25/2035 PO	30,403	19,015
4.83%, 04/15/2037	10,500,000	10,627,397
4.73%, 07/15/2037	175,000	178,683
5.10%, 08/15/2038	8,387,728	8,560,238
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $429,991) (b)	420,857	436,402
CSMC Series 2010-11R
1.16%, 06/28/2047	6,627,665	6,352,187
CSMC Series 2010-17R
2.31%, 06/26/2036 (Acquired 10/28/2013, Cost $409,420) (b)	398,878	406,480
CSMC Series 2010-1R
4.90%, 01/27/2036 (Acquired 10/28/2013, Cost $138,231) (b)	134,651	137,143
CSMC Series 2011-16R
3.50%, 12/27/2036 (Acquired 10/28/2013, Cost $1,191,217) (b)	1,175,234	1,186,991
CSMC Series 2011-1R
1.16%, 02/27/2047 (Acquired 10/28/2013, Cost $307,768) (b)	308,971	308,893
CSMC Series 2011-6R
2.64%, 07/28/2036 (Acquired 10/28/2013, Cost $390,242) (b)	394,537	396,432
CSMC Series 2011-9R
2.16%, 03/27/2046 (Acquired 10/28/2013, Cost $1,479,135) (b)	1,476,930	1,482,129
CSMC Series 2012-2R
2.53%, 03/27/2047	438,832	433,505
CSMC Series 2012-3R
2.36%, 07/27/2037	1,074,387	1,070,250
CSMC Series 2014-ICE
0.95%, 04/15/2027 (Acquired 05/30/2014, Cost $2,690,000) (b)	2,690,000	2,691,754
CSMC Trust 2010-16
3.64%, 06/25/2050 (Acquired 10/28/2013, Cost $766,858) (b)	774,000	788,101
3.64%, 06/25/2050 (Acquired 10/28/2013, Cost $314,704) (b)	325,000	334,052
DBRR 2013-EZ2 Trust
0.85%, 02/25/2045 (Acquired 10/28/2013, Cost $550,572) (b)	552,549	551,533
DBUBS 2011-LC2 Mortgage Trust
1.60%, 07/10/2044 IO (Acquired 10/28/2013, Cost $248,062) (b)	4,439,952	215,879
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-1
5.75%, 02/25/2020	129,479	133,922
Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-3
5.30%, 06/25/2020	151,324	152,671
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR5
6.00%, 10/25/2021	131,480	115,068
Deutsche Mortgage Sec Inc Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	5,900	5,762

Deutsche Mortgage Securities Inc Mortgage Loan Resecurit Trust Ser 2009-RS2
0.29%, 04/26/2037 (Acquired 10/28/2013, Cost $10,311) (b)	10,467	10,436
Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	6,234	6,386
Fannie Mae
3.00%, 10/15/2026 (f)	47,000,000	48,410,000
2.50%, 11/15/2027 (f)	5,500,000	5,517,832
3.50%, 10/01/2040 (f)	17,500,000	17,886,914
3.50%, 11/15/2040 (f)	28,000,000	28,535,938
4.00%, 10/15/2041 (f)	13,000,000	13,699,563
4.50%, 10/15/2041 (f)	500,000	539,453
5.00%, 10/15/2041 (f)	3,000,000	3,310,031
5.50%, 10/15/2041 (f)	13,000,000	14,477,229
3.00%, 10/15/2042 (f)	5,500,000	5,421,797
4.00%, 11/15/2043 (f)	23,000,000	24,165,813
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	166,270	185,601
Fannie Mae Grantor Trust 2001-T10
7.50%, 12/25/2041	187,856	216,011
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	210,820	245,104
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	220,033	251,564
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	65,498	74,243
Fannie Mae Grantor Trust 2004-T2
3.34%, 07/25/2043	287,405	299,597
7.50%, 11/25/2043	456,904	536,305
Fannie Mae Grantor Trust 2004-T3
8.84%, 01/25/2044	63,823	73,435
6.50%, 02/25/2044	656,499	735,136
7.00%, 02/25/2044	254,504	288,046
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	179	20
4.50%, 07/25/2018 IO	82,369	4,966
4.50%, 08/25/2018 IO	113,997	6,078
5.50%, 08/25/2018 IO	65,407	4,342
10.50%, 03/25/2019 IO	174	32
4.50%, 11/25/2020 IO	16,786	1,173
7.50%, 04/25/2023 IO	2,732	626
9.00%, 03/25/2024	1,905	2,220
0.00%, 09/25/2024 PO	211,429	200,918
0.00%, 01/25/2033 PO	28,185	25,894
5.00%, 12/25/2033 IO	35,503	6,666
5.50%, 05/25/2036 IO	159,133	27,374
5.50%, 08/25/2036 IO	105,830	18,343
5.50%, 04/25/2037 IO	39,948	7,412
6.00%, 01/25/2038 IO	115,909	22,333
0.65%, 08/25/2042	1,355,522	1,368,687
0.70%, 08/25/2042	4,036,336	4,087,477
Fannie Mae Pool
8.00%, 11/01/2015	86	86
12.50%, 01/01/2016	78	79
6.00%, 06/01/2016	1,807	1,850
3.98%, 11/01/2016	1,032,000	1,040,072
1.94%, 01/01/2017	976,047	981,698
1.99%, 01/01/2017	1,032,000	1,030,898
5.50%, 03/01/2017	8,525	8,829
6.50%, 03/01/2017	4,902	5,078
7.00%, 03/01/2017	5,033	5,241
7.00%, 03/01/2017	2,880	3,014
7.50%, 03/01/2017	411	415
5.24%, 05/01/2017	901,711	964,966
7.00%, 05/01/2017	4,180	4,371
3.82%, 06/01/2017	1,442,640	1,531,957
7.00%, 06/01/2017	1,933	2,026

7.00%, 06/01/2017	2,640	2,769
3.39%, 08/01/2017	274,000	288,162
6.00%, 08/01/2017	2,271	2,355
6.50%, 08/01/2017	5,060	5,293
5.50%, 09/01/2017	11,534	11,981
7.00%, 09/01/2017	3,824	4,012
2.49%, 10/01/2017	468,309	481,523
2.62%, 10/01/2017	599,000	618,023
2.69%, 10/01/2017	399,191	412,252
5.91%, 10/01/2017	2,662,393	2,943,983
6.50%, 10/01/2017	3,901	4,053
6.00%, 11/01/2017	56,765	58,999
6.00%, 11/01/2017	5,329	5,534
6.50%, 11/01/2017	4,794	5,024
7.00%, 11/01/2017	7,846	8,056
3.38%, 01/01/2018	1,032,000	1,087,154
3.52%, 01/01/2018	644,977	682,062
3.54%, 01/01/2018	974,613	1,029,685
3.63%, 01/01/2018	310,000	328,505
5.50%, 02/01/2018	64,833	68,642
5.50%, 02/01/2018	35,570	37,670
3.80%, 03/01/2018	587,145	625,545
6.00%, 03/01/2018	20,514	21,325
6.50%, 03/01/2018	1,964	1,970
5.00%, 04/01/2018	22,604	23,870
4.50%, 05/01/2018	11,784	12,452
5.00%, 05/01/2018	33,341	35,258
5.00%, 05/01/2018	70,064	74,064
6.00%, 05/01/2018	8,669	9,082
9.00%, 05/01/2018	1,309	1,393
3.64%, 06/01/2018	708,800	752,283
3.74%, 06/01/2018	1,966,725	2,093,535
4.50%, 06/01/2018	2,894	3,054
4.50%, 06/01/2018	15,270	16,130
5.00%, 06/01/2018	14,332	15,165
5.00%, 06/01/2018	69,502	73,450
5.00%, 06/01/2018	56,764	60,060
4.50%, 07/01/2018	21,714	22,936
5.00%, 07/01/2018	80,592	85,328
4.50%, 08/01/2018	15,597	16,476
4.50%, 08/01/2018	29,887	31,574
5.00%, 08/01/2018	43,877	46,412
5.00%, 09/01/2018	57,908	61,303
4.50%, 10/01/2018	36,126	38,151
5.00%, 10/01/2018	35,153	37,234
5.00%, 10/01/2018	35,702	37,790
2.97%, 11/01/2018	1,445,115	1,496,172
4.50%, 11/01/2018	60,028	63,688
5.00%, 11/01/2018	8,193	8,683
5.00%, 11/01/2018	69,278	73,441
5.00%, 11/01/2018	35,513	37,667
6.07%, 11/01/2018	596,659	640,567
3.04%, 12/01/2018	1,238,000	1,287,364
4.50%, 12/01/2018	155,811	164,679
5.00%, 12/01/2018	184,749	195,086
5.00%, 12/01/2018	497	525
9.50%, 12/01/2018	2,053	2,227
1.97%, 01/01/2019	646	656
6.00%, 01/01/2019	26,050	27,195
1.88%, 03/01/2019	2,089	2,125
4.50%, 03/01/2019	42,869	45,631
6.00%, 03/01/2019	63,745	66,711
2.14%, 04/01/2019	2,047,317	2,062,921
3.50%, 04/01/2019	42,891	45,136
5.00%, 04/01/2019	2,273	2,400
5.00%, 04/01/2019	144,574	154,089

10.55%, 04/15/2019	7,293	8,170
2.19%, 05/01/2019	989,986	998,738
4.50%, 05/01/2019	11,928	12,751
2.10%, 06/01/2019	718,747	720,995
2.45%, 06/01/2019	1,644,152	1,674,818
2.48%, 06/01/2019	2,967,211	3,009,021
4.50%, 06/01/2019	88,612	94,322
1.94%, 07/01/2019	1,338,262	1,341,378
2.20%, 07/01/2019	747,166	752,864
2.37%, 07/01/2019	1,548,000	1,567,898
5.50%, 07/01/2019	108,025	115,482
6.00%, 07/01/2019	17,043	17,774
2.03%, 08/01/2019	4,923,000	4,899,624
2.38%, 08/01/2019	183	184
5.50%, 08/01/2019	102,876	110,225
5.00%, 09/01/2019	3,652	3,893
5.50%, 09/01/2019	77,231	83,079
9.00%, 09/01/2019	674	677
5.00%, 10/01/2019	28,952	30,855
6.00%, 10/01/2019	48,344	50,872
4.13%, 11/01/2019	877,000	951,685
4.24%, 11/01/2019	355,896	387,450
4.50%, 11/01/2019	39,568	41,869
4.50%, 11/01/2019	19,657	20,816
4.50%, 11/01/2019	79,764	84,398
1.47%, 12/01/2019	839,662	814,459
1.69%, 12/01/2019	1,032,000	1,002,125
1.80%, 12/01/2019	788,660	776,609
4.18%, 12/01/2019	479,767	521,126
4.26%, 12/01/2019	962,691	1,049,275
4.50%, 12/01/2019	62,566	66,825
4.51%, 12/01/2019	2,061,933	2,275,443
5.00%, 12/01/2019	41,887	44,238
1.50%, 01/01/2020	833,194	808,028
1.58%, 01/01/2020	1,493,224	1,454,091
4.28%, 01/01/2020	1,913,822	2,064,536
4.54%, 01/01/2020	338,553	371,345
5.50%, 01/01/2020	263,271	281,392
4.37%, 02/01/2020	1,167,867	1,279,426
4.40%, 02/01/2020	6,347,000	6,966,547
4.40%, 02/01/2020	289,000	317,348
4.36%, 03/01/2020	283,657	310,606
5.50%, 03/01/2020	50,346	53,314
6.00%, 03/01/2020	20,619	21,728
4.00%, 04/01/2020	22,755	23,659
4.35%, 04/01/2020	1,502,373	1,647,196
4.37%, 04/01/2020	2,317,691	2,549,898
2.01%, 06/01/2020	9,288,000	9,296,770
5.50%, 06/01/2020	361,843	383,197
5.50%, 06/01/2020	77,566	82,921
3.74%, 07/01/2020	580,716	620,451
3.93%, 07/01/2020	1,501,771	1,618,575
3.95%, 07/01/2020	720,487	777,236
3.95%, 07/01/2020	826,000	895,595
4.07%, 07/01/2020	3,199,335	3,465,956
4.13%, 07/01/2020	706,030	767,181
5.50%, 07/01/2020	88,159	93,358
3.74%, 08/01/2020	1,300,438	1,389,476
3.89%, 08/01/2020	1,245,363	1,339,985
3.96%, 08/01/2020	1,002,518	1,082,525
4.30%, 08/01/2020	485,582	530,148
6.50%, 08/01/2020	10,950	11,651
3.43%, 09/01/2020	968,582	1,019,462
3.50%, 09/01/2020	822,811	874,620
3.51%, 09/01/2020	2,893,164	3,060,553
3.60%, 09/01/2020	194,487	206,411

3.68%, 09/01/2020	364,883	388,763
3.85%, 09/01/2020	1,748,342	1,878,170
3.29%, 10/01/2020	813,980	850,471
3.36%, 10/01/2020	826,000	866,724
3.50%, 10/01/2020	1,169,433	1,234,965
3.54%, 10/01/2020	484,581	512,748
3.54%, 10/01/2020	991,000	1,048,176
3.59%, 10/01/2020	1,541,260	1,634,882
3.92%, 10/01/2020	708,155	763,036
3.23%, 11/01/2020	600,436	625,329
3.27%, 11/01/2020	796,013	831,750
3.35%, 11/01/2020	657,597	689,511
0.78%, 12/01/2020	1,640,000	1,640,052
2.00%, 12/01/2020	1,548,000	1,505,880
3.48%, 12/01/2020	877,000	924,954
3.52%, 12/01/2020	962,553	1,019,804
3.70%, 12/01/2020	387,528	413,278
3.83%, 12/01/2020	923,195	990,960
3.56%, 01/01/2021	2,262,870	2,401,357
3.77%, 01/01/2021	1,216,585	1,306,034
3.87%, 01/01/2021	1,176,000	1,264,899
3.93%, 01/01/2021	409,332	441,501
4.05%, 01/01/2021	482,000	520,780
4.30%, 01/01/2021	832,516	913,939
4.38%, 01/01/2021	2,455,642	2,700,455
4.45%, 01/01/2021	432,415	477,180
4.64%, 01/01/2021	1,286,760	1,431,752
4.33%, 02/01/2021	505,439	557,844
4.16%, 03/01/2021	1,762,382	1,924,839
6.00%, 03/01/2021	78,346	84,702
8.00%, 03/01/2021	101	103
4.25%, 04/01/2021	1,032,000	1,132,906
4.25%, 04/01/2021	784,000	863,294
4.30%, 04/01/2021	304,311	334,269
4.33%, 04/01/2021	740,132	814,317
6.00%, 04/01/2021	309,301	324,549
6.00%, 04/01/2021	30,207	32,397
4.36%, 05/01/2021	1,541,574	1,699,123
4.39%, 05/01/2021	775,637	854,646
3.97%, 06/01/2021	645,297	697,360
4.02%, 06/01/2021	691,000	745,197
4.10%, 06/01/2021	696,599	758,787
4.19%, 06/01/2021	558,359	610,196
4.24%, 06/01/2021	1,743,660	1,910,719
4.27%, 06/01/2021	875,025	949,952
4.34%, 06/01/2021	1,858,000	2,037,033
4.48%, 06/01/2021	929,000	1,031,329
3.86%, 07/01/2021	983,618	1,057,200
3.89%, 07/01/2021	913,000	983,516
3.94%, 07/01/2021	1,032,000	1,106,768
3.99%, 07/01/2021	548,836	595,743
4.06%, 07/01/2021	998,000	1,084,138
4.26%, 07/01/2021	2,252,000	2,470,817
4.32%, 07/01/2021	988,689	1,087,443
6.00%, 07/01/2021	15,371	16,274
4.05%, 08/01/2021	186,041	202,193
4.13%, 08/01/2021	800,309	875,975
4.50%, 08/01/2021	2,838,000	3,139,772
6.00%, 08/01/2021	252,158	267,634
3.77%, 09/01/2021	2,776,000	2,964,813
3.78%, 09/01/2021	748,664	802,033
3.85%, 09/01/2021	885,687	952,501
3.88%, 09/01/2021	1,772,008	1,909,324
3.89%, 09/01/2021	1,445,000	1,556,858
3.92%, 09/01/2021	672,530	725,869
3.31%, 10/01/2021	1,730,307	1,806,276

3.40%, 10/01/2021	359,649	377,390
3.59%, 10/01/2021	1,032,000	1,092,445
4.07%, 10/01/2021	1,834,422	1,996,408
0.54%, 11/01/2021	609,000	614,704
3.43%, 11/01/2021	1,018,696	1,069,954
5.00%, 11/01/2021	358,435	382,060
3.03%, 12/01/2021	983,740	1,011,222
3.31%, 12/01/2021	395,631	412,784
3.42%, 12/01/2021	5,210,797	5,456,869
3.83%, 12/01/2021	1,548,000	1,643,896
6.00%, 12/01/2021	90,949	97,645
2.97%, 01/01/2022	788,171	806,951
3.03%, 01/01/2022	921,353	947,880
3.09%, 01/01/2022	1,376,795	1,419,624
3.12%, 01/01/2022	1,238,000	1,278,826
3.20%, 01/01/2022	826,000	854,082
2.99%, 02/01/2022	295,333	301,445
3.00%, 02/01/2022	515,360	526,356
3.06%, 02/01/2022	863,000	881,706
3.09%, 02/01/2022	1,132,901	1,163,546
3.14%, 02/01/2022	2,064,000	2,119,693
3.14%, 02/01/2022	493,385	508,174
0.76%, 03/01/2022	722,000	723,104
0.96%, 03/01/2022	980,492	980,528
2.75%, 03/01/2022	988,526	983,544
2.97%, 03/01/2022	619,000	628,360
2.97%, 03/01/2022	547,866	558,200
3.08%, 03/01/2022	433,835	445,121
3.14%, 03/01/2022	306,865	315,922
3.21%, 03/01/2022	310,000	319,673
0.93%, 04/01/2022	940,000	946,586
0.93%, 04/01/2022	918,000	924,432
2.70%, 04/01/2022	1,699,303	1,709,800
3.08%, 04/01/2022	1,008,262	1,032,441
3.73%, 04/01/2022	2,480,213	2,630,111
6.50%, 04/01/2022	60,314	65,139
2.74%, 05/01/2022	1,181,661	1,188,393
2.77%, 05/01/2022	1,651,000	1,663,070
2.86%, 05/01/2022	1,488,570	1,507,315
2.90%, 05/01/2022	992,650	1,006,058
2.94%, 05/01/2022	1,091,347	1,108,882
3.02%, 05/01/2022	687,089	701,441
3.10%, 05/01/2022	804,000	824,919
3.12%, 05/01/2022	993,498	1,020,688
3.32%, 05/01/2022	2,415,473	2,506,554
6.50%, 05/01/2022	11,536	13,059
2.60%, 06/01/2022	886,992	884,007
2.76%, 06/01/2022	1,605,000	1,607,255
2.67%, 07/01/2022	624,000	621,576
2.67%, 07/01/2022	1,238,555	1,238,360
2.69%, 07/01/2022	1,032,000	1,032,790
2.82%, 07/01/2022	1,137,941	1,148,822
2.98%, 07/01/2022	2,270,000	2,310,743
2.65%, 08/01/2022	1,032,000	1,018,690
0.60%, 09/01/2022	1,238,000	1,245,990
2.47%, 09/01/2022	397,567	391,944
4.03%, 09/01/2022	1,240,714	1,333,604
0.59%, 10/01/2022	1,485,464	1,487,044
2.39%, 10/01/2022	677,300	663,702
2.52%, 10/01/2022	1,014,952	1,003,277
2.57%, 10/01/2022	619,000	613,655
2.64%, 10/01/2022	684,000	680,964
2.37%, 11/01/2022	498,956	487,782
2.37%, 11/01/2022	1,032,000	1,009,085
2.38%, 11/01/2022	901,139	881,142
2.41%, 11/01/2022	624,850	612,382

2.44%, 11/01/2022	859,589	844,270
2.45%, 11/01/2022	1,401,000	1,378,086
2.47%, 11/01/2022	516,000	500,912
2.55%, 11/01/2022	416,839	412,272
2.55%, 11/01/2022	1,304,928	1,290,632
7.50%, 11/01/2022	3,215	3,509
2.24%, 12/01/2022	671,000	650,204
2.28%, 12/01/2022	1,070,080	1,038,761
2.32%, 12/01/2022	399,138	388,775
2.34%, 12/01/2022	2,458,968	2,395,120
2.38%, 12/01/2022	516,000	504,524
2.39%, 12/01/2022	1,102,015	1,077,517
2.40%, 12/01/2022	1,632,000	1,595,216
2.42%, 12/01/2022	1,222,073	1,197,762
6.50%, 12/01/2022	56,883	64,389
0.50%, 01/01/2023	1,527,000	1,527,036
0.51%, 01/01/2023	4,543,293	4,536,917
0.52%, 01/01/2023	2,404,308	2,425,769
0.55%, 01/01/2023	807,335	814,198
2.15%, 01/01/2023	509,598	490,440
2.33%, 01/01/2023	1,776,000	1,729,214
2.34%, 01/01/2023	1,428,131	1,391,039
2.37%, 01/01/2023	1,151,206	1,123,521
2.40%, 01/01/2023	1,545,016	1,510,856
2.44%, 01/01/2023	1,029,289	1,008,916
2.45%, 01/01/2023	761,757	746,987
2.51%, 01/01/2023	949,000	919,862
2.60%, 01/01/2023	803,836	796,591
5.50%, 01/01/2023	4,480,646	4,985,844
0.54%, 02/01/2023	1,135,000	1,134,425
2.40%, 02/01/2023	1,465,000	1,420,118
2.45%, 02/01/2023	1,290,000	1,251,519
6.00%, 02/01/2023	596,564	659,673
2.49%, 03/01/2023	826,000	811,541
2.50%, 04/01/2023	1,445,000	1,404,511
2.64%, 04/01/2023	366,630	361,758
2.70%, 04/01/2023	656,700	652,159
2.52%, 05/01/2023	3,302,000	3,199,805
2.54%, 05/01/2023	310,000	303,864
5.00%, 05/01/2023	53,469	57,332
2.42%, 06/01/2023	939,285	912,086
2.66%, 06/01/2023	707,223	698,361
2.76%, 06/01/2023	1,970,410	1,972,155
2.77%, 06/01/2023	929,000	924,526
2.64%, 07/01/2023	413,000	404,775
3.67%, 07/01/2023	4,850,000	5,133,072
3.74%, 07/01/2023	568,000	603,470
5.50%, 07/01/2023	45,821	50,990
3.59%, 08/01/2023	1,135,000	1,205,035
4.18%, 09/01/2023	1,448,120	1,580,900
3.76%, 10/01/2023	1,000,000	1,063,646
5.00%, 11/01/2023	109,869	121,179
0.63%, 12/01/2023	3,000,000	3,022,012
3.50%, 12/01/2023	2,234,000	2,332,866
6.00%, 01/01/2024	446,345	489,289
6.00%, 01/01/2024	161,143	177,407
7.00%, 01/01/2024	934	1,071
6.50%, 02/01/2024	251,549	276,924
10.00%, 02/01/2024	1,129	1,154
6.00%, 04/01/2024	30,253	34,157
0.53%, 05/01/2024	1,987,215	1,988,001
3.32%, 05/01/2024	2,500,000	2,545,572
8.00%, 05/01/2024	1,107	1,283
6.00%, 07/01/2024	108,497	120,156
6.50%, 07/01/2024	114,679	129,810
8.50%, 07/01/2024	2,321	2,726

5.00%, 08/01/2024	165,531	179,861
0.64%, 09/01/2024	3,881,000	3,880,647
7.50%, 10/01/2024	1,108	1,260
3.64%, 01/01/2025	581,522	606,396
6.50%, 04/01/2025	17,434	19,735
8.50%, 05/01/2025	90	90
8.50%, 06/01/2025	295	296
5.50%, 07/01/2025	182,845	203,628
5.00%, 10/01/2025	48,683	53,695
9.00%, 12/01/2025	482	484
6.00%, 03/01/2026	44,355	50,449
7.00%, 04/01/2026	7,197	7,708
9.00%, 04/01/2026	182	182
6.00%, 05/01/2026	95,374	108,479
6.00%, 07/01/2026	100,793	114,565
4.55%, 08/01/2026	1,125,679	1,220,596
4.76%, 08/01/2026	1,088,244	1,214,947
4.77%, 08/01/2026	692,278	773,119
6.50%, 08/01/2026	159,011	180,554
4.66%, 12/01/2026	1,183,280	1,283,777
8.00%, 03/01/2027	8,923	10,146
3.00%, 04/01/2027	1,446,254	1,494,727
3.00%, 05/01/2027	8,647,608	8,937,452
8.00%, 06/01/2027	10,938	12,376
6.00%, 07/01/2027	127,659	144,615
2.50%, 09/01/2027	1,026,228	1,038,208
2.65%, 09/01/2027	15,031	16,065
6.00%, 09/01/2027	380,399	430,927
7.00%, 09/01/2027	1,847	2,126
6.00%, 11/01/2027	57,235	64,965
2.50%, 12/01/2027	2,479,281	2,508,225
6.00%, 12/01/2027	182,830	207,639
6.00%, 01/01/2028	274,715	314,170
2.50%, 03/01/2028	8,074,893	8,169,189
2.50%, 04/01/2028	9,558,905	9,670,532
5.00%, 05/01/2028	64,451	71,086
8.00%, 06/01/2028	7,301	8,287
9.50%, 07/01/2028	1,911	2,134
3.00%, 09/01/2028	4,640,266	4,789,067
8.00%, 09/01/2028	16,580	19,222
2.50%, 10/01/2028	1,030,866	1,038,027
6.00%, 10/01/2028	228,999	259,249
8.00%, 11/01/2028	59,915	72,789
3.00%, 12/01/2028	2,010,266	2,073,382
6.00%, 12/01/2028	5,271	5,955
6.00%, 01/01/2029	10,682	12,213
7.00%, 01/01/2029	10,284	11,496
3.72%, 03/01/2029	10,640	11,321
6.50%, 03/01/2029	31,824	37,000
4.50%, 08/01/2029	513,678	554,529
4.50%, 09/01/2029	569,137	614,397
6.00%, 09/01/2029	164,367	186,153
6.50%, 11/01/2029	1,316,820	1,502,367
8.50%, 02/01/2030	2,273	2,313
9.00%, 12/01/2030	2,331	2,374
5.00%, 04/01/2031	276,159	308,734
6.50%, 08/01/2031	30,676	35,991
6.50%, 02/01/2032	134,915	156,312
7.00%, 06/01/2032	6,136	6,670
3.50%, 07/01/2032	237,896	248,251
3.50%, 08/01/2032	1,919,735	2,003,264
7.00%, 08/01/2032	2,885	3,106
5.50%, 11/01/2032	91,318	102,550
3.50%, 12/01/2032	715,707	751,070
5.00%, 12/01/2032	10,072	10,811
6.00%, 12/01/2032	348,214	398,402

6.00%, 12/01/2032	41,376	47,818
3.50%, 02/01/2033	1,149,452	1,206,259
5.50%, 02/01/2033	6,822	7,660
7.00%, 02/01/2033	2,606	2,848
5.50%, 03/01/2033	192,894	218,498
6.00%, 03/01/2033	9,410	10,704
6.00%, 03/01/2033	4,919	5,578
6.00%, 03/01/2033	13,394	15,286
6.00%, 03/01/2033	12,965	14,642
6.00%, 03/01/2033	4,630	5,254
5.50%, 04/01/2033	148,013	166,215
6.00%, 05/01/2033	44,201	51,165
3.50%, 06/01/2033	384,035	402,978
5.00%, 06/01/2033	35,960	40,029
7.00%, 06/01/2033	229,231	266,011
5.00%, 07/01/2033	37,947	42,024
5.00%, 07/01/2033	54,411	60,568
5.50%, 07/01/2033	39,567	44,401
2.22%, 08/01/2033	79,508	84,659
6.00%, 08/01/2033	19,253	22,278
1.79%, 09/01/2033	82,683	88,057
2.48%, 09/01/2033	35,741	38,024
5.50%, 09/01/2033	652,558	732,569
6.00%, 09/01/2033	17,642	19,383
6.00%, 09/01/2033	31,563	36,520
2.13%, 11/01/2033	81,551	86,376
4.50%, 11/01/2033	49,890	53,967
5.00%, 11/01/2033	14,137	15,635
5.00%, 11/01/2033	124,412	137,635
5.00%, 11/01/2033	9,310,398	10,300,208
5.50%, 11/01/2033	8,195	9,204
4.00%, 12/01/2033	130,263	137,761
5.50%, 12/01/2033	185,619	210,879
1.91%, 01/01/2034	3,777	3,935
2.30%, 01/01/2034	25,233	26,872
5.50%, 01/01/2034	17,954	20,383
5.50%, 03/01/2034	20,779	23,593
2.15%, 04/01/2034	38,420	39,424
5.00%, 04/01/2034	251,242	281,759
5.50%, 04/01/2034	2,654,487	2,979,112
5.00%, 05/01/2034	77,235	86,287
2.42%, 06/01/2034	114,807	122,273
2.17%, 07/01/2034	10,815	11,551
1.57%, 08/01/2034	55,974	57,929
2.14%, 08/01/2034	40,432	43,621
2.44%, 08/01/2034	33,411	35,962
2.15%, 09/01/2034	15,394	16,466
4.50%, 09/01/2034	69,198	74,984
5.50%, 09/01/2034	53,759	60,303
2.09%, 10/01/2034	47,534	50,126
2.51%, 10/01/2034	86,641	93,027
5.50%, 10/01/2034	59,914	63,371
2.12%, 11/01/2034	33,958	36,228
2.21%, 11/01/2034	44,927	47,964
6.00%, 11/01/2034	14,031	15,966
5.00%, 12/01/2034	73,373	81,159
1.90%, 01/01/2035	796,457	838,202
2.12%, 01/01/2035	30,857	33,108
5.00%, 01/01/2035	70,638	79,175
7.50%, 01/01/2035	100,603	117,813
1.92%, 02/01/2035	54,313	57,794
5.50%, 02/01/2035	189,490	212,292
2.18%, 03/01/2035	111,530	118,760
7.50%, 03/01/2035	102,671	113,135
2.35%, 04/01/2035	125,263	134,309
6.00%, 04/01/2035	257,156	292,767

1.83%, 05/01/2035	78,111	83,402
2.22%, 05/01/2035	14,541	15,411
5.00%, 06/01/2035	1,600,100	1,769,555
2.17%, 07/01/2035	120,953	129,105
5.00%, 07/01/2035	7,456,436	8,247,943
5.00%, 07/01/2035	58,792	65,041
5.00%, 07/01/2035	8,573,017	9,480,000
1.89%, 08/01/2035	18,324	19,271
2.14%, 09/01/2035	56,517	60,466
5.00%, 09/01/2035	137,094	153,806
2.59%, 10/01/2035	136,530	146,831
5.00%, 10/01/2035	851,160	941,179
5.00%, 11/01/2035	337,000	372,375
5.50%, 12/01/2035	206,929	223,999
2.14%, 01/01/2036	272,760	289,847
2.36%, 01/01/2036	129,690	138,627
2.88%, 01/01/2036	7,424	7,447
5.00%, 01/01/2036	160,734	177,678
6.50%, 01/01/2036	751,998	874,374
2.84%, 02/01/2036	56,386	60,151
5.00%, 02/01/2036	124,044	137,152
6.00%, 02/01/2036	15,377	17,243
7.00%, 02/01/2036	70,558	83,866
2.88%, 03/01/2036	1,455,461	1,547,037
7.00%, 03/01/2036	3,857	4,156
5.50%, 04/01/2036	229,663	256,191
6.50%, 04/01/2036	6,690	7,479
2.37%, 05/01/2036	53,706	57,972
5.50%, 05/01/2036	196,302	219,749
5.50%, 05/01/2036	279,864	313,286
2.25%, 06/01/2036	66,182	70,611
2.35%, 06/01/2036	363,582	393,092
2.44%, 06/01/2036	98,868	106,929
2.52%, 07/01/2036	149,873	160,541
6.50%, 07/01/2036	26,098	29,541
2.24%, 08/01/2036	96,754	105,360
2.24%, 08/01/2036	311,540	337,660
2.63%, 08/01/2036	41,623	44,141
6.25%, 08/01/2036	168,081	181,049
6.50%, 08/01/2036	432,016	500,358
1.80%, 09/01/2036	426,145	456,891
1.98%, 09/01/2036	100,544	106,590
2.26%, 09/01/2036	100,752	109,182
2.28%, 09/01/2036	278,044	303,183
2.57%, 09/01/2036	108,317	115,803
6.00%, 09/01/2036	1,112,904	1,266,112
2.27%, 10/01/2036	186,331	202,730
2.68%, 10/01/2036	212,698	229,464
2.69%, 10/01/2036	501,357	540,320
6.50%, 10/01/2036	136,406	154,403
2.52%, 11/01/2036	132,225	143,039
2.79%, 11/01/2036	149,387	159,727
5.50%, 11/01/2036	80,974	90,431
6.00%, 11/01/2036	134,075	152,098
2.45%, 12/01/2036	422,067	453,977
2.56%, 12/01/2036	210,840	226,716
7.00%, 12/01/2036	11,359	12,660
1.82%, 01/01/2037	129,283	137,978
2.46%, 01/01/2037	75,788	81,464
6.50%, 01/01/2037	316,720	366,422
7.50%, 01/01/2037	15,692	17,297
1.80%, 02/01/2037	164,719	173,146
2.41%, 02/01/2037	205,982	220,237
5.50%, 03/01/2037	1,480,782	1,649,245
6.00%, 03/01/2037	342,565	382,424
7.00%, 03/01/2037	28,852	31,672

2.35%, 04/01/2037	360,991	388,945
5.50%, 04/01/2037	424,419	476,438
6.00%, 04/01/2037	40,761	45,837
7.00%, 04/01/2037	233,721	261,140
7.00%, 04/01/2037	60,230	67,611
5.50%, 05/01/2037	978,118	1,092,181
6.50%, 05/01/2037	16,923	17,752
7.50%, 05/01/2037	104,962	120,893
1.71%, 07/01/2037	162,761	169,670
2.16%, 07/01/2037	17,456	17,720
2.28%, 07/01/2037	596,626	639,121
2.33%, 07/01/2037	157,778	168,872
5.00%, 07/01/2037	2,042,293	2,259,202
2.87%, 08/01/2037	372,328	398,102
6.00%, 08/01/2037	16,198	17,693
6.50%, 08/01/2037	101,111	116,125
6.50%, 08/01/2037	63,702	73,319
2.28%, 09/01/2037	11,866	11,979
2.31%, 09/01/2037	128,036	137,660
2.50%, 09/01/2037	14,669	14,856
2.84%, 09/01/2037	86,605	92,768
5.95%, 09/01/2037	60,421	62,623
6.00%, 09/01/2037	217,930	248,281
7.00%, 09/01/2037	170,541	203,843
6.50%, 10/01/2037	253,596	287,056
7.50%, 10/01/2037	6,930	7,587
7.50%, 10/01/2037	484,224	549,708
2.02%, 11/01/2037	357,922	378,257
2.26%, 11/01/2037	126,276	134,784
7.50%, 11/01/2037	172,481	194,602
8.00%, 11/01/2037	33,532	37,757
2.36%, 12/01/2037	633,539	681,213
2.43%, 01/01/2038	105,756	113,211
5.50%, 01/01/2038	479,951	538,602
7.00%, 01/01/2038	30,949	34,511
8.00%, 01/01/2038	10,866	13,099
6.00%, 04/01/2038	57,841	65,819
5.50%, 05/01/2038	104,802	113,394
6.00%, 05/01/2038	863,212	976,344
5.50%, 06/01/2038	3,880,249	4,317,525
5.50%, 06/01/2038	487,609	542,760
5.50%, 09/01/2038	2,491,634	2,788,979
7.00%, 09/01/2038	123,401	145,317
6.50%, 10/01/2038	290,892	329,272
6.50%, 10/01/2038	1,125,693	1,274,218
7.00%, 10/01/2038	217,400	238,494
6.00%, 11/01/2038	146,408	168,304
7.00%, 11/01/2038	189,385	227,867
7.50%, 11/01/2038	113,139	126,233
7.00%, 12/01/2038	496,350	547,825
5.00%, 01/01/2039	7,778,074	8,578,815
7.00%, 01/01/2039	722,687	842,388
7.50%, 04/01/2039	386,133	463,802
5.50%, 06/01/2039	62,309	67,481
5.00%, 09/01/2039	424,198	469,512
5.50%, 09/01/2039	161,997	180,616
4.50%, 11/01/2039	78,730	85,100
5.50%, 12/01/2039	188,093	209,573
6.00%, 12/01/2039	4,513,303	5,095,644
4.00%, 07/01/2040	13,001,849	13,720,564
4.00%, 08/01/2040	507,813	535,883
4.50%, 08/01/2040	14,314,219	15,481,317
5.00%, 08/01/2040	2,134,712	2,363,771
5.00%, 08/01/2040	983,666	1,093,876
4.00%, 09/01/2040	3,561,765	3,758,652
6.00%, 10/01/2040	5,692,459	6,436,938

4.00%, 11/01/2040	2,511,422	2,650,248
3.50%, 12/01/2040	251,131	257,059
4.00%, 12/01/2040	3,301,164	3,483,646
4.00%, 12/01/2040	521,415	550,238
4.50%, 12/01/2040	16,183,056	17,514,026
4.50%, 12/01/2040	3,875,779	4,192,397
4.00%, 01/01/2041	1,341,507	1,415,663
4.00%, 01/01/2041	4,276,840	4,513,254
4.00%, 01/01/2041	3,772,310	3,980,835
4.00%, 01/01/2041	2,797,984	2,952,650
4.00%, 01/01/2041	2,644,620	2,790,809
4.00%, 01/01/2041	1,287,676	1,358,856
4.00%, 01/01/2041	687,449	725,450
3.50%, 02/01/2041	20,964,286	21,458,836
4.00%, 02/01/2041	176,205	185,945
4.00%, 02/01/2041	2,603,769	2,747,700
4.50%, 03/01/2041	3,114,425	3,368,000
4.50%, 04/01/2041	2,990,091	3,231,922
4.00%, 09/01/2041	807,175	851,794
4.00%, 10/01/2041	2,531,975	2,671,938
4.00%, 10/01/2041	2,262,073	2,387,115
3.50%, 11/01/2041	888,384	909,677
3.50%, 12/01/2041	1,139,385	1,166,752
4.00%, 12/01/2041	5,928,520	6,256,236
4.00%, 03/01/2042	396,709	414,448
3.00%, 05/01/2042	1,059,594	1,047,533
3.50%, 07/01/2042	2,364,456	2,421,342
4.00%, 07/01/2042	1,591,087	1,682,062
4.00%, 07/01/2042	931,619	984,891
4.00%, 07/01/2042	712,691	753,444
4.00%, 07/01/2042	837,180	885,052
3.50%, 09/01/2042	1,800,140	1,837,897
3.50%, 10/01/2042	883,091	904,306
3.00%, 11/01/2042	3,397,075	3,356,476
3.50%, 11/01/2042	5,791,984	5,931,419
3.50%, 11/01/2042	14,057,387	14,395,812
3.00%, 12/01/2042	218,569	215,994
3.00%, 12/01/2042	2,208,636	2,182,468
3.00%, 01/01/2043	1,814,502	1,792,659
3.00%, 01/01/2043	2,914,576	2,879,743
3.00%, 01/01/2043	2,585,506	2,548,454
3.50%, 01/01/2043	2,500,762	2,560,921
3.50%, 01/01/2043	1,391,089	1,420,268
3.00%, 02/01/2043	1,453,284	1,432,457
3.50%, 02/01/2043	149,752	153,358
3.50%, 02/01/2043	146,675	150,207
3.50%, 03/01/2043	962,597	982,790
3.50%, 03/01/2043	2,979,518	3,052,140
3.00%, 04/01/2043	4,264,437	4,211,706
3.00%, 04/01/2043	2,318,104	2,289,438
3.50%, 04/01/2043	3,940,136	4,033,781
3.00%, 05/01/2043	241,194	238,136
3.00%, 05/01/2043	20,192,489	19,940,699
3.50%, 05/01/2043	1,345,366	1,373,591
3.50%, 05/01/2043	2,825,659	2,884,939
3.50%, 05/01/2043	185,930	190,683
3.50%, 05/01/2043	3,503,825	3,577,329
3.00%, 06/01/2043	1,422,765	1,404,877
3.00%, 06/01/2043	967,906	955,537
3.00%, 06/01/2043	12,092,769	11,939,482
3.00%, 06/01/2043	202,116	199,575
3.00%, 06/01/2043	492,467	486,385
3.00%, 06/01/2043	156,765	154,778
3.50%, 06/01/2043	3,150,046	3,216,130
3.00%, 07/01/2043	149,293	147,401
3.00%, 07/01/2043	168,177	166,021

3.00%, 07/01/2043	755,826	746,167
3.00%, 07/01/2043	183,990	181,631
3.00%, 07/01/2043	232,456	229,485
3.00%, 07/01/2043	903,047	891,694
3.00%, 07/01/2043	5,779,336	5,705,479
3.00%, 07/01/2043	609,113	601,455
3.50%, 07/01/2043	17,861,112	18,296,687
4.00%, 07/01/2043	1,903,298	2,012,008
3.00%, 08/01/2043	6,684,651	6,607,195
3.00%, 08/01/2043	1,695,213	1,674,777
3.00%, 08/01/2043	2,507,363	2,475,579
3.00%, 09/01/2043	130,608	128,933
3.00%, 09/01/2043	3,164,244	3,123,675
3.00%, 09/01/2043	191,352	188,899
5.00%, 09/01/2043	4,533,717	5,024,874
3.00%, 10/01/2043	164,786	162,673
3.00%, 10/01/2043	136,294	134,604
3.00%, 10/01/2043	179,709	177,405
3.00%, 11/01/2043	1,877,271	1,853,280
3.00%, 11/01/2043	604,154	596,433
4.00%, 11/01/2043	13,716,055	14,505,944
4.00%, 12/01/2043	5,381,290	5,693,676
4.00%, 12/01/2043	555,812	587,580
3.00%, 01/01/2044	370,799	366,045
3.00%, 04/01/2044	126,809	125,183
6.00%, 11/01/2048	119,079	130,710
Fannie Mae REMIC Trust 2003-W1
5.88%, 12/25/2042	198,528	222,395
6.58%, 12/25/2042	49,569	57,871
Fannie Mae REMIC Trust 2003-W4
6.37%, 10/25/2042	34,810	38,606
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	781,354
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	156,326	181,805
Fannie Mae REMIC Trust 2004-W6
5.50%, 07/25/2034	29,069	29,337
5.50%, 07/25/2034	141,227	146,039
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	291,908	340,529
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	340,245	381,982
Fannie Mae REMIC Trust 2007-W1
6.29%, 08/25/2047	49,352	55,401
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	132,508	146,248
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	97,009	88,485
Fannie Mae REMIC Trust 2007-W7
38.25%, 07/25/2037	92,155	138,149
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	1,707,275	1,910,592
Fannie Mae REMICS
6.50%, 11/25/2015	9,254	9,471
6.00%, 03/25/2016	45	45
0.64%, 10/25/2016 IO	874,824	8,496
6.00%, 12/25/2016	113,740	118,276
6.00%, 12/25/2016	20,086	20,895
6.00%, 12/25/2016	552	573
6.00%, 12/25/2016	29,745	30,827
6.00%, 02/25/2017	31,325	32,671
6.00%, 02/25/2017	68,706	71,167
0.65%, 03/25/2017	2,041	2,050
6.00%, 03/25/2017	12,693	13,158
6.00%, 03/25/2017	34,682	35,862
6.00%, 04/25/2017	58,870	61,721

6.00%, 04/25/2017	72,581	75,222
6.00%, 04/25/2017	11,547	11,962
18.95%, 05/25/2017	29,916	35,356
6.00%, 06/25/2017	134,604	139,199
5.50%, 09/25/2017	65,212	68,060
5.00%, 10/25/2017	14,773	15,483
5.00%, 05/25/2018	45,768	47,952
4.75%, 09/25/2018	219,931	231,518
4.00%, 04/25/2019	50,678	52,831
8.00%, 07/25/2019	12,403	13,549
8.00%, 10/25/2019	3,605	3,955
4.00%, 11/25/2019	58,865	61,401
8.50%, 11/25/2019	2,149	2,398
9.00%, 11/25/2019	1,627	1,812
9.40%, 11/25/2019	1,605	1,795
7.50%, 12/25/2019	3,913	4,268
8.50%, 01/25/2020	417	466
8.80%, 01/25/2020	1,059	1,186
7.00%, 05/25/2020	538	588
5.50%, 06/25/2020	500	537
9.50%, 06/25/2020	730	822
7.00%, 07/25/2020	4,311	4,724
5.50%, 08/25/2020	560	598
6.50%, 08/25/2020	5,153	5,542
505.00%, 08/25/2020	10	84
1118.04%, 08/25/2020 IO	11	167
6.50%, 09/25/2020	2,422	2,603
7.00%, 09/25/2020	840	924
9.00%, 10/25/2020	3,429	3,863
21.37%, 11/25/2020	486	729
652.15%, 12/25/2020 IO	29	273
7.00%, 01/25/2021	1,110	1,225
908.50%, 02/25/2021 IO	1	15
5.00%, 03/25/2021	1,011	1,059
7.00%, 03/25/2021	39,331	43,191
5.00%, 05/25/2021	204,745	209,821
17.40%, 05/25/2021	850	1,085
8.50%, 06/25/2021	945	1,079
8.75%, 06/25/2021	4,236	4,823
1064.98%, 06/25/2021	46	742
6.50%, 07/25/2021	1,917	2,078
6.50%, 09/25/2021	218,655	241,381
14.95%, 09/25/2021	2,839	3,492
8.75%, 10/25/2021	7,218	8,064
24.21%, 12/25/2021	1,225	1,738
6.00%, 02/25/2022	212,102	232,840
6.50%, 02/25/2022	31,311	34,603
0.00%, 03/25/2022 PO	84,248	81,813
7.50%, 06/25/2022	174	195
7.00%, 07/25/2022	2,837	3,134
7.50%, 07/25/2022	32,922	36,714
8.00%, 07/25/2022	31,712	35,742
8.00%, 07/25/2022	52,286	56,213
1184.78%, 07/25/2022 IO	12	215
6.00%, 08/25/2022	5,863	6,325
6.00%, 08/25/2022	23,652	24,676
6.50%, 08/25/2022	7,272	7,912
0.18%, 09/25/2022	3,033	3,029
5.50%, 09/25/2022	5,177	5,578
6.00%, 09/25/2022	249,172	272,814
7.50%, 09/25/2022	34,521	38,065
7.75%, 09/25/2022	13,724	15,457
8.00%, 09/25/2022	39,365	44,329
0.00%, 10/25/2022 PO	3,923	3,733
1.38%, 10/25/2022	2,853	2,899
7.00%, 10/25/2022	5,918	6,765

7.50%, 10/25/2022	19,177	21,959
7.90%, 01/25/2023	19,863	22,721
6.50%, 02/25/2023	7,691	8,631
7.00%, 02/25/2023	81,057	91,035
15.50%, 02/25/2023	3,460	4,682
5.50%, 03/25/2023	437,494	478,289
6.50%, 03/25/2023	5,893	6,547
7.00%, 03/25/2023	53,850	60,154
7.50%, 03/25/2023	19,192	21,518
7.70%, 03/25/2023	8,856	9,989
0.00%, 04/25/2023 PO	2,510	2,381
5.50%, 04/25/2023	792,233	869,102
5.50%, 04/25/2023	24,086	26,456
6.00%, 04/25/2023	13,768	15,185
7.00%, 04/25/2023	19,472	21,771
17.45%, 04/25/2023 IO	15,117	5,220
18.96%, 04/25/2023	9,342	13,583
5.50%, 05/25/2023	180,058	196,334
7.00%, 05/25/2023	202,343	227,834
5.00%, 06/25/2023	223,587	235,710
6.35%, 06/25/2023 IO	151,114	16,899
7.50%, 06/25/2023 IO	151,391	12,431
4.50%, 07/25/2023	287,000	309,020
5.00%, 07/25/2023	390,000	422,257
6.50%, 07/25/2023	5,032	5,609
6.79%, 07/25/2023	98,448	108,995
7.00%, 07/25/2023	99,992	110,308
7.00%, 07/25/2023	66,203	74,397
1.03%, 08/25/2023	12,579	12,853
6.88%, 08/25/2023	88,689	99,011
7.00%, 08/25/2023	163,792	182,433
7.90%, 08/25/2023 IO	16,036	1,797
8.21%, 08/25/2023 IO	80,539	18,428
0.00%, 09/25/2023 PO	3,054	2,908
0.00%, 09/25/2023 PO	7,492	7,113
0.80%, 09/25/2023	203,360	204,896
6.50%, 09/25/2023	8,342	9,374
12.50%, 09/25/2023	5,756	6,598
13.42%, 09/25/2023	4,637	5,958
0.70%, 10/25/2023	5,902	5,930
6.50%, 10/25/2023	139,853	153,208
6.50%, 10/25/2023	59,656	66,938
10.50%, 10/25/2023	2,674	3,228
22.95%, 10/25/2023	7,455	11,323
26.79%, 10/25/2023	4,012	6,473
0.00%, 11/25/2023 PO	877	834
6.50%, 11/25/2023	38,608	43,957
0.75%, 12/25/2023	3,472	3,524
1.15%, 12/25/2023	10,481	10,740
6.50%, 12/25/2023	11,869	13,281
7.00%, 12/25/2023	15,346	15,603
12.27%, 12/25/2023	4,877	6,312
23.96%, 12/25/2023	10,481	15,544
28.02%, 12/25/2023	12,883	21,249
5.00%, 02/25/2024 IO	248,536	23,171
5.00%, 03/25/2024 IO	116,502	9,260
5.00%, 03/25/2024 IO	257,090	18,099
6.50%, 03/25/2024	42,743	47,779
6.50%, 03/25/2024	211,978	231,970
7.00%, 04/25/2024	328,647	368,460
7.00%, 04/25/2024	152,994	174,949
5.50%, 07/25/2024	45,846	50,106
5.50%, 08/25/2024	394,333	428,524
5.00%, 11/25/2024	652,162	713,389
8.50%, 01/25/2025	7,865	9,117
8.80%, 01/25/2025	9,703	11,065

0.45%, 07/25/2025	154,950	155,551
5.50%, 08/25/2025	370,499	408,098
5.50%, 01/25/2026	253,133	277,918
32.48%, 10/25/2026	50,230	81,203
7.00%, 11/25/2026	74,152	82,811
1.84%, 03/25/2027 IO	60,750	2,728
1.84%, 03/25/2027 IO	17,487	824
7.50%, 04/18/2027	10,998	12,123
7.50%, 04/20/2027	17,847	20,751
6.50%, 04/25/2027	45,755	50,594
7.50%, 05/20/2027	70,174	81,611
0.55%, 05/25/2027	6,757,899	6,784,383
6.50%, 07/18/2027	3,938	4,325
7.00%, 12/18/2027 IO	20,272	3,913
6.00%, 07/18/2028	29,176	32,491
7.45%, 07/25/2028 IO	796,278	136,873
3.00%, 12/25/2028	1,237,521	1,171,481
6.00%, 12/25/2028	14,711	15,860
8.00%, 12/25/2028 IO	30,001	6,097
5.00%, 03/25/2029	727,675	794,362
5.50%, 04/18/2029	64,882	70,201
6.35%, 04/25/2029	14,500	16,158
7.50%, 12/18/2029	21,213	24,258
7.50%, 02/25/2030	110,513	126,419
8.95%, 07/25/2030 IO	39,474	10,976
8.50%, 01/25/2031 IO	5,041	1,231
7.00%, 03/25/2031	14,100	16,113
3.50%, 04/25/2031	1,084,000	1,101,011
6.00%, 07/25/2031 IO	78,383	15,119
7.00%, 07/25/2031	44,706	50,796
7.00%, 08/25/2031	82,762	94,560
6.50%, 09/25/2031	19,981	22,123
7.00%, 09/25/2031	16,481	18,841
7.00%, 09/25/2031	22,870	25,769
7.00%, 09/25/2031	99,745	113,968
13.89%, 09/25/2031	60,503	66,165
23.96%, 09/25/2031	57,263	91,902
6.50%, 10/25/2031	12,793	14,341
22.49%, 10/25/2031	37,824	58,143
6.00%, 11/25/2031	157,799	175,005
7.00%, 11/25/2031	144,197	162,548
15.19%, 11/25/2031	42,773	58,780
17.11%, 12/25/2031	6,177	7,550
0.00%, 01/25/2032 PO	6,368	5,853
24.69%, 02/25/2032	26,244	42,318
1.60%, 03/25/2032 IO	154,131	9,604
10.00%, 03/25/2032	2,367	2,880
0.00%, 04/25/2032 PO	4,559	4,160
6.00%, 04/25/2032	367,230	404,953
6.50%, 04/25/2032	68,499	76,994
6.50%, 05/25/2032	137,395	153,924
6.50%, 06/25/2032	52,322	57,977
6.50%, 07/25/2032 IO	280,449	49,088
6.50%, 08/25/2032	158,570	177,774
19.38%, 08/25/2032	167,843	209,777
0.95%, 11/25/2032	667,248	683,617
5.00%, 11/25/2032	34,789	37,718
6.00%, 11/25/2032	1,063,282	1,190,558
8.50%, 11/25/2032	43,565	50,080
0.00%, 12/25/2032 PO	32,523	29,405
5.50%, 12/25/2032	429,102	463,800
14.20%, 12/25/2032	26,700	34,358
0.00%, 01/25/2033 PO	99,435	97,526
6.50%, 02/25/2033	52,725	57,876
5.00%, 03/25/2033 IO	77,195	13,200
6.00%, 03/25/2033	66,000	72,660

4.00%, 04/25/2033	470,000	491,893
0.00%, 05/25/2033 PO	18,650	16,658
4.00%, 05/25/2033	41,740	44,693
5.50%, 05/25/2033 IO	2,215	9
6.00%, 05/25/2033	124,000	143,213
6.00%, 05/25/2033 IO	25,159	5,728
6.00%, 05/25/2033	110,218	121,221
6.00%, 05/25/2033	233,000	263,885
6.50%, 05/25/2033 IO	245,343	45,142
7.00%, 05/25/2033 IO	378,744	73,779
5.75%, 06/25/2033	158,370	174,668
6.95%, 06/25/2033 IO	218,750	31,926
13.89%, 06/25/2033	162,720	198,103
5.50%, 07/25/2033	261,691	270,001
13.36%, 07/25/2033	62,247	75,250
13.89%, 07/25/2033	66,680	78,029
0.00%, 08/25/2033	20,270	18,572
5.50%, 08/25/2033	308,527	341,470
5.50%, 08/25/2033	155,692	163,932
5.50%, 08/25/2033 IO	630,543	121,256
7.26%, 08/25/2033	136,539	142,849
9.89%, 08/25/2033	13,075	14,393
17.69%, 08/25/2033	104,506	138,466
3.50%, 09/25/2033	1,500,000	1,425,637
12.24%, 09/25/2033	49,039	58,690
3.00%, 10/25/2033	908,000	863,229
5.50%, 10/25/2033	1,886,914	2,031,123
7.45%, 11/25/2033 IO	307,818	74,027
0.00%, 12/25/2033 PO	244,109	223,630
13.79%, 12/25/2033	90,592	105,967
0.90%, 01/25/2034	379,343	386,768
11.29%, 01/25/2034	25,112	29,889
12.94%, 01/25/2034	11,144	11,870
15.89%, 01/25/2034	42,248	55,058
5.50%, 02/25/2034	119,722	127,191
27.98%, 02/25/2034	128,348	172,293
0.00%, 03/25/2034 PO	332,465	314,972
0.55%, 03/25/2034	304,933	306,633
5.50%, 04/25/2034	436,937	468,138
6.00%, 04/25/2034	33,869	35,184
19.10%, 04/25/2034	194,420	270,076
0.55%, 05/25/2034	611,172	614,856
16.08%, 05/25/2034	47,013	60,840
19.10%, 05/25/2034	261,307	357,286
23.38%, 05/25/2034	56,736	79,617
5.50%, 07/25/2034	1,086,338	1,181,130
13.93%, 07/25/2034	42,899	54,665
0.40%, 08/25/2034	269,093	269,604
5.50%, 08/25/2034	1,007,624	1,065,086
19.38%, 11/25/2034	103,400	139,360
0.00%, 12/25/2034 PO	200	200
21.27%, 12/25/2034	9,725	11,633
6.00%, 01/25/2035	25,523	25,598
24.55%, 01/25/2035	47,650	63,436
0.00%, 04/25/2035 PO	247,613	239,273
0.50%, 04/25/2035	279,061	279,962
16.61%, 05/25/2035	35,521	45,650
19.60%, 05/25/2035	370,135	508,880
19.71%, 05/25/2035	254,454	350,650
24.18%, 05/25/2035	84,967	122,255
5.00%, 06/25/2035	117,967	125,896
6.50%, 06/25/2035	7,676	8,189
24.73%, 06/25/2035	102,469	143,065
5.75%, 07/25/2035	2,651,808	2,963,923
6.56%, 07/25/2035 IO	201,931	35,806
16.99%, 07/25/2035	71,314	95,180

5.50%, 08/25/2035	1,165,733	1,274,497
5.50%, 08/25/2035	324,536	357,940
16.31%, 08/25/2035	100,691	129,752
16.49%, 08/25/2035	183,566	237,780
0.00%, 09/25/2035 PO	57,352	54,855
23.58%, 09/25/2035	44,105	62,721
0.00%, 10/25/2035 PO	68,606	63,048
5.75%, 10/25/2035	345,689	374,315
16.49%, 10/25/2035	124,835	158,813
5.50%, 11/25/2035	145,475	150,536
24.00%, 11/25/2035	658,697	962,427
5.50%, 12/25/2035	162,923	178,348
5.50%, 12/25/2035	584,000	658,624
6.00%, 12/25/2035	74,792	82,043
6.00%, 12/25/2035	1,000,000	1,096,327
0.00%, 01/25/2036 PO	50,445	48,827
5.50%, 01/25/2036	135,251	147,852
0.00%, 03/25/2036 PO	52,066	47,507
0.00%, 03/25/2036 PO	445,726	401,478
5.50%, 03/25/2036	414,571	459,572
5.50%, 03/25/2036	697,868	751,278
5.50%, 03/25/2036	770,922	855,254
6.55%, 03/25/2036 IO	1,634,329	285,561
24.00%, 03/25/2036	44,476	66,895
0.00%, 04/25/2036 PO	148,195	129,158
0.00%, 04/25/2036 PO	89,161	83,538
0.00%, 04/25/2036 PO	218,954	207,570
0.40%, 04/25/2036	227,081	227,367
29.45%, 05/25/2036	51,276	86,429
0.00%, 06/25/2036 PO	48,210	44,301
0.00%, 06/25/2036 PO	95,080	89,523
0.00%, 06/25/2036 PO	148,939	138,906
0.00%, 06/25/2036 PO	314,666	290,139
0.00%, 06/25/2036 PO	396,864	365,139
0.55%, 06/25/2036	113,460	113,909
0.55%, 06/25/2036	492,219	495,481
0.60%, 06/25/2036	67,503	68,032
6.00%, 06/25/2036 IO	6,523	238
6.43%, 06/25/2036 IO	394,490	64,547
23.63%, 06/25/2036	18,118	25,537
0.40%, 06/27/2036	3,020,452	3,017,755
0.00%, 07/25/2036 PO	109,718	103,292
0.00%, 07/25/2036 PO	120,563	117,008
0.00%, 07/25/2036 PO	32,205	29,909
0.00%, 07/25/2036 PO	59,077	54,573
0.44%, 07/25/2036	840,835	844,782
0.50%, 07/25/2036	303,960	306,208
0.61%, 07/25/2036	95,372	96,157
6.00%, 07/25/2036	1,369,142	1,507,929
6.37%, 07/25/2036 IO	180,239	30,100
6.50%, 07/25/2036	653,825	730,972
6.50%, 07/25/2036	866,589	960,067
28.18%, 07/25/2036	49,907	80,974
38.97%, 07/25/2036	43,153	81,351
0.00%, 08/25/2036 PO	83,228	78,365
0.00%, 08/25/2036 PO	48,345	45,021
0.00%, 08/25/2036 PO	97,979	89,456
0.00%, 08/25/2036 PO	197,839	175,086
0.50%, 08/25/2036	351,129	352,830
0.50%, 08/25/2036	8,563	8,573
6.35%, 08/25/2036 IO	93,197	18,292
6.50%, 08/25/2036	508,287	577,402
6.50%, 08/25/2036	133,268	148,074
0.00%, 09/25/2036 PO	99,053	89,731
0.00%, 09/25/2036 PO	108,565	97,856
0.00%, 09/25/2036 PO	82,170	78,220

6.50%, 09/25/2036	94,607	105,772
4.50%, 10/25/2036	413,000	442,215
25.58%, 10/25/2036	69,342	99,494
0.00%, 11/25/2036 PO	195,311	179,822
0.00%, 11/25/2036 PO	70,774	64,739
0.00%, 11/25/2036 PO	26,686	24,866
0.00%, 12/25/2036 PO	49,738	45,797
0.00%, 12/25/2036 PO	86,896	79,752
0.21%, 12/25/2036	240,069	234,468
0.22%, 12/25/2036	917,352	900,128
6.00%, 12/25/2036	123,936	129,516
6.50%, 12/25/2036 IO	402,939	58,857
25.94%, 12/25/2036	23,520	34,911
0.00%, 01/25/2037 PO	82,498	75,062
0.00%, 01/25/2037 PO	275,192	244,984
5.50%, 01/25/2037	134,000	146,042
0.35%, 02/25/2037	2,099	2,100
0.40%, 02/25/2037	377,920	378,748
38.07%, 02/25/2037	8,374	9,692
0.00%, 03/25/2037 PO	80,480	73,953
0.65%, 03/25/2037	221,637	223,608
0.90%, 03/25/2037	354,545	360,235
5.00%, 03/25/2037	26,302	28,399
5.93%, 03/25/2037 IO	49,395	7,551
6.00%, 03/25/2037	1,426,395	1,585,090
6.29%, 03/25/2037 IO	794,888	110,742
0.00%, 04/25/2037 PO	237,762	215,468
5.95%, 04/25/2037 IO	437,096	57,515
22.15%, 04/25/2037	172,918	235,772
0.00%, 05/25/2037 PO	71,463	68,924
0.45%, 05/25/2037	152,751	153,051
6.00%, 05/25/2037	1,054,027	1,171,567
0.55%, 06/25/2037	918,159	923,977
0.60%, 06/25/2037	74,558	73,566
5.63%, 06/25/2037 IO	164,714	19,352
5.95%, 06/25/2037 IO	176,946	23,216
5.95%, 06/25/2037 IO	639,777	83,920
6.50%, 06/25/2037	98,797	109,661
0.00%, 07/25/2037 PO	209,717	193,685
0.52%, 07/25/2037	154,414	155,259
0.65%, 07/25/2037	113,101	114,107
5.50%, 07/25/2037	412,770	443,500
6.25%, 07/25/2037 IO	1,258,896	173,419
6.47%, 07/25/2037 IO	769,487	104,209
7.00%, 07/25/2037 IO	1,756,317	270,431
16.11%, 07/25/2037	115,706	148,248
0.60%, 08/25/2037	806,130	813,952
5.50%, 08/25/2037	279,150	301,762
6.00%, 08/25/2037	73,563	81,787
6.00%, 08/25/2037	410,669	456,481
6.00%, 08/25/2037	418,957	457,252
6.00%, 08/25/2037	413,000	470,694
23.45%, 08/25/2037	159,321	228,299
0.60%, 09/25/2037	2,674,296	2,686,173
6.39%, 09/25/2037 IO	546,583	83,586
15.76%, 09/25/2037	46,626	58,438
0.00%, 10/25/2037 PO	1,498,761	1,368,296
6.12%, 10/25/2037	228,234	252,253
6.30%, 10/25/2037 IO	574,008	80,028
6.31%, 10/25/2037 IO	540,559	76,841
0.35%, 10/27/2037	4,541,000	4,531,700
8.28%, 11/25/2037	491,429	601,582
6.21%, 12/25/2037 IO	57,497	7,671
6.25%, 12/25/2037 IO	821,359	119,843
6.30%, 12/25/2037 IO	546,415	75,295
6.50%, 12/25/2037	518,739	576,321

1.49%, 01/25/2038 IO	1,218,467	93,390
5.76%, 02/25/2038 IO	675,308	72,225
5.85%, 02/25/2038 IO	1,090,220	143,113
1.05%, 03/25/2038	185,109	187,912
6.05%, 03/25/2038 IO	228,826	35,153
6.08%, 03/25/2038 IO	194,312	23,095
6.84%, 03/25/2038 IO	299,278	45,330
13.69%, 03/25/2038	74,138	89,931
5.50%, 04/25/2038	2,578,619	2,745,213
6.50%, 04/25/2038	176,255	198,288
6.70%, 04/25/2038 IO	254,855	38,849
6.75%, 04/25/2038 IO	264,887	39,544
20.24%, 04/25/2038	99,146	137,029
0.00%, 05/25/2038 PO	9,125	7,749
5.50%, 05/25/2038	2,548,401	2,787,133
1.74%, 06/25/2038 IO	467,130	47,449
5.00%, 07/25/2038	155,000	170,834
5.00%, 07/25/2038	152,695	164,555
5.50%, 07/25/2038	1,234,632	1,327,339
7.05%, 07/25/2038 IO	172,544	29,032
5.70%, 09/25/2038 IO	322,522	42,063
5.70%, 09/25/2038 IO	655,559	75,710
4.50%, 11/25/2038	138,625	143,514
0.55%, 12/25/2038	429,649	431,836
4.00%, 02/25/2039	765,771	803,429
4.50%, 02/25/2039	41,757	44,389
6.40%, 02/25/2039 IO	396,045	54,104
6.50%, 03/25/2039 IO	385,214	58,160
0.60%, 04/25/2039	782,317	789,160
5.00%, 07/25/2039 IO	278,373	47,753
7.00%, 07/25/2039	25,537	29,544
5.00%, 08/25/2039	935,195	1,023,155
6.00%, 08/25/2039	1,184,075	1,324,760
5.00%, 09/25/2039	1,249,655	1,321,036
6.01%, 09/25/2039	465,705	508,710
5.50%, 10/25/2039 IO	730,430	133,015
5.75%, 10/25/2039 IO	338,647	44,589
2.33%, 12/25/2039	863,588	875,199
6.03%, 12/25/2039 IO	390,572	56,328
6.30%, 12/25/2039	631,536	698,242
0.00%, 01/25/2040 PO	142,011	134,060
6.10%, 01/25/2040 IO	501,104	67,485
6.19%, 02/25/2040	172,404	186,855
0.75%, 03/25/2040	409,047	414,680
6.24%, 03/25/2040	471,058	541,960
6.44%, 03/25/2040	506,546	566,149
12.35%, 03/25/2040	960,349	1,130,540
0.75%, 04/25/2040	357,075	359,703
6.27%, 04/25/2040 IO	477,762	61,814
17.15%, 04/25/2040	310,000	399,755
0.75%, 05/25/2040	305,396	309,521
6.25%, 05/25/2040 IO	324,948	55,078
0.00%, 06/25/2040 PO	240,580	222,776
5.00%, 06/25/2040	2,515,699	2,749,827
5.50%, 06/25/2040	1,007,000	1,109,535
5.50%, 07/25/2040	1,103,565	1,234,669
4.00%, 08/25/2040	3,000,000	3,182,286
5.00%, 09/25/2040	206,000	231,123
5.50%, 10/25/2040	2,012,000	2,286,855
4.29%, 11/25/2040 IO	2,433,666	214,053
0.70%, 01/25/2041	680,957	687,739
6.38%, 01/25/2041 IO	1,588,289	360,676
0.55%, 02/25/2041	1,382,942	1,390,848
0.45%, 03/25/2041	834,901	840,151
1.94%, 04/25/2041 IO	3,512,734	273,102
0.65%, 07/25/2041	209,095	211,156

0.45%, 08/25/2041	2,638,364	2,623,304
0.70%, 08/25/2041	612,740	621,796
0.65%, 11/25/2041	740,638	748,473
7.00%, 11/25/2041	4,098,621	4,750,146
7.00%, 11/25/2041	3,306,234	3,777,547
7.00%, 11/25/2041	4,495,183	5,161,473
3.50%, 03/25/2042	1,000,000	939,209
6.50%, 06/25/2042	106,531	121,680
0.60%, 09/25/2042	890,404	889,667
0.65%, 09/25/2042	3,299,558	3,323,014
0.65%, 09/25/2042	448,824	452,554
0.65%, 10/25/2042	1,461,376	1,473,863
0.65%, 10/25/2042	3,381,228	3,411,203
3.00%, 02/25/2043	1,000,000	930,099
3.50%, 02/25/2043	835,239	847,203
0.50%, 03/25/2043	1,328,148	1,323,334
0.00%, 09/25/2043 PO	2,416,637	1,789,911
0.00%, 10/25/2043 PO	1,694,377	1,246,469
0.00%, 12/25/2043 PO	4,745,563	3,555,157
5.95%, 11/25/2049 IO	333,962	48,218
5.83%, 02/25/2051	422,901	465,524
5.40%, 07/25/2051	126,461	126,627
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	102,965	115,267
6.50%, 07/25/2042	173,918	197,977
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	719,177	781,935
6.50%, 09/25/2042	293,265	331,483
Fannie Mae Trust 2003-W8
0.55%, 05/25/2042	69,099	69,501
7.00%, 10/25/2042	366,038	416,127
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	492,800	568,706
5.04%, 11/25/2043	470,720	484,094
Fannie Mae Trust 2004-W15
0.40%, 08/25/2044	408,810	406,394
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	135,786	156,379
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	140,019	162,918
Fannie Mae Trust 2005-W3
0.37%, 03/25/2045	3,024,501	3,030,795
Fannie Mae Trust 2005-W4
6.00%, 08/25/2035	180,888	201,504
Fannie Mae Trust 2006-W2
2.20%, 11/25/2035	374,850	363,764
0.37%, 02/25/2036	1,442,263	1,442,024
Fannie Mae Whole Loan
0.41%, 11/25/2046	3,790,612	3,801,086
Fannie Mae-Aces
0.52%, 01/25/2017	669,375	670,055
0.46%, 12/25/2017	1,084,275	1,083,671
2.03%, 03/25/2019	1,818,000	1,827,088
0.68%, 08/25/2019	1,322,417	1,328,733
4.45%, 09/25/2019	2,219,000	2,435,375
1.52%, 12/25/2019	782,000	780,616
1.80%, 12/25/2019	743,000	737,226
4.33%, 03/25/2020	826,000	907,211
3.66%, 11/25/2020	688,255	730,935
3.65%, 04/25/2021	894,000	948,574
3.76%, 04/25/2021	6,037,000	6,455,865
3.73%, 06/25/2021	5,158,000	5,491,078
3.76%, 06/25/2021	1,032,000	1,105,425
2.92%, 08/25/2021	706,000	715,171
2.28%, 12/27/2022	1,357,000	1,297,095
2.39%, 01/25/2023	1,342,000	1,291,444

3.51%, 12/25/2023	8,394,000	8,741,663
3.50%, 01/25/2024	16,000,000	16,617,552
3.10%, 07/25/2024	1,066,000	1,071,065
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $1,566,942) (b)	1,527,942	1,574,604
FHLMC Multifamily Structured Pass Through Certificates
5.09%, 03/25/2019	9,000,000	10,107,423
1.81%, 06/25/2020 IO	61,815,159	4,420,464
2.87%, 12/25/2021	5,500,000	5,570,978
2.79%, 01/25/2022	4,400,000	4,438,724
2.27%, 03/25/2022	7,100,000	6,901,889
1.60%, 05/25/2022 IO	56,850,755	5,045,391
2.37%, 05/25/2022	15,905,000	15,525,952
1.03%, 10/25/2022 IO	23,653,949	1,363,863
2.62%, 01/25/2023	8,500,000	8,300,743
3.39%, 03/25/2024	4,286,000	4,424,639
FHLMC Structured Pass Through Securities
6.68%, 07/25/2032	97,220	110,691
5.69%, 07/25/2033	290,270	326,784
3.13%, 10/25/2037	2,491,754	2,419,195
7.50%, 02/25/2042	413,266	480,488
7.50%, 08/25/2042	61,338	72,955
6.50%, 02/25/2043	381,435	448,250
7.00%, 02/25/2043	133,064	160,387
5.23%, 05/25/2043	929,905	998,572
0.00%, 07/25/2043 PO	38,281	30,812
7.50%, 07/25/2043	99,072	117,634
0.00%, 09/25/2043 PO	46,415	38,896
7.50%, 09/25/2043	528,345	619,703
0.00%, 10/25/2043 PO	50,361	43,108
7.00%, 10/25/2043	516,187	586,236
1.32%, 10/25/2044	1,120,604	1,160,252
FHLMC-GNMA
7.00%, 03/25/2023	29,658	32,860
6.25%, 11/25/2023	18,299	20,054
7.50%, 04/25/2024	134,162	151,693
First Boston Mortgage Securities Corp 1987 STRIPs
0.00%, 04/25/2017 PO	554	554
10.97%, 04/25/2017 IO	990	54
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	25,800	26,355
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	247,000	218,341
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	77,159	76,573
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	153,156	133,943
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.50%, 08/25/2037 IO	1,820,636	362,882
First Horizon Mortgage Pass-Through Trust 2004-AR2
2.63%, 05/25/2034	127,797	127,794
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.55%, 02/25/2035	631,402	633,807
First Horizon Mortgage Pass-Through Trust 2005-AR1
2.57%, 04/25/2035	437,378	439,277
Freddie Mac
3.50%, 10/15/2025 (f)	3,000,000	3,147,234
3.00%, 10/15/2027 (f)	3,000,000	3,084,843
4.50%, 10/15/2041 (f)	16,000,000	17,255,000
3.50%, 10/15/2042 (f)	1,500,000	1,530,996
Freddie Mac Gold Pool
8.50%, 11/01/2015	43	43
6.50%, 07/01/2016	5,148	5,289
6.50%, 08/01/2016	2,991	3,088
6.00%, 04/01/2017	144,619	151,209
6.00%, 04/01/2017	295,039	309,034

7.00%, 04/01/2017	418	423
6.50%, 05/01/2017	2,176	2,244
5.50%, 06/01/2017	4,670	4,950
5.00%, 10/01/2017	43,977	46,411
6.00%, 10/01/2017	1,359	1,390
6.50%, 11/01/2017	1,888	1,977
5.00%, 12/01/2017	155,000	163,600
5.00%, 12/01/2017	165,715	174,885
6.50%, 12/01/2017	5,031	5,274
5.50%, 01/01/2018	41,573	44,067
5.50%, 02/01/2018	41,715	44,217
5.50%, 04/01/2018	422,663	447,230
6.00%, 04/01/2018	10,968	11,471
6.50%, 04/01/2018	46,025	47,874
4.00%, 06/01/2018	6,092	6,447
4.50%, 08/01/2018	15,392	16,248
4.50%, 10/01/2018	68,785	72,559
4.50%, 10/01/2018	10,419	10,995
5.00%, 12/01/2018	21,438	22,634
5.50%, 01/01/2019	70,684	74,925
6.50%, 09/01/2019	39,994	41,909
5.50%, 12/01/2019	71,552	75,845
6.00%, 02/01/2020	16,255	16,978
5.50%, 04/01/2020	64,958	69,405
5.50%, 06/01/2020	49,864	52,856
6.00%, 06/01/2020	39,103	42,197
8.00%, 07/01/2020	181	183
6.00%, 08/01/2020	22,220	23,650
6.00%, 07/01/2021	71,153	74,150
6.00%, 07/01/2021	107,592	114,574
6.00%, 01/01/2022	33,227	34,402
6.00%, 02/01/2022	19,826	20,592
6.00%, 03/01/2022	82,058	86,420
6.50%, 03/01/2022	13,880	14,917
5.50%, 11/01/2022	11,210	12,441
6.50%, 11/01/2022	46,079	52,101
6.00%, 12/01/2022	15,653	17,627
5.50%, 01/01/2023	104,910	116,438
5.50%, 05/01/2023	55,375	61,460
5.00%, 06/01/2023	11,486	12,640
5.50%, 07/01/2023	13,036	14,471
5.50%, 11/01/2023	31,788	35,281
5.50%, 01/01/2024	1,761,920	1,927,889
5.50%, 02/01/2024	43,961	47,978
8.00%, 08/01/2024	1,353	1,582
8.00%, 11/01/2024	1,080	1,209
7.50%, 08/01/2025	2,260	2,610
3.50%, 11/01/2025	947,321	996,917
10.00%, 03/17/2026	84,956	93,695
7.00%, 04/01/2026	2,668	3,110
6.50%, 01/01/2028	91,189	104,848
2.50%, 04/01/2028	651,171	659,003
3.00%, 07/01/2028	3,131,708	3,228,026
8.50%, 07/01/2028	7,262	8,702
3.00%, 09/01/2028	8,915,314	9,189,262
3.00%, 10/01/2028	3,400,204	3,511,102
7.00%, 12/01/2028	113,626	132,335
3.00%, 05/01/2029	2,768,801	2,859,161
6.50%, 06/01/2029	37,438	43,020
7.00%, 07/01/2029	1,183	1,300
6.50%, 08/01/2029	153,610	178,892
6.00%, 10/01/2029	36,364	41,536
10.00%, 10/01/2030	461,372	524,907
7.00%, 01/01/2031	107,909	126,541
3.50%, 01/01/2032	1,340,873	1,396,481
7.50%, 01/01/2032	218,320	260,701

3.50%, 03/01/2032	538,894	561,231
7.00%, 07/01/2032	7,826	8,933
7.00%, 08/01/2032	10,278	11,183
5.50%, 01/01/2033	428,084	479,198
3.50%, 02/01/2033	371,633	383,832
6.00%, 02/01/2033	238,600	266,393
3.50%, 05/01/2033	1,553,326	1,604,316
3.50%, 05/01/2033	457,422	472,438
5.50%, 10/01/2033	87,465	97,422
6.00%, 12/01/2033	15,951	18,002
5.00%, 01/01/2034	82,037	90,673
6.00%, 01/01/2034	84,810	94,689
6.00%, 01/01/2034	60,582	69,963
5.00%, 06/01/2034	411,942	455,399
5.00%, 09/01/2034	156,595	173,722
6.50%, 11/01/2034	22,131	25,024
6.50%, 01/01/2035	246,710	293,253
5.00%, 03/01/2035	113,351	125,213
5.50%, 07/01/2035	178,749	200,277
6.50%, 12/01/2035	149,528	176,730
6.50%, 12/01/2035	91,492	103,446
5.50%, 01/01/2036	73,242	81,747
5.00%, 03/01/2036	9,335,952	10,318,494
5.00%, 07/01/2036	8,353	9,226
5.00%, 08/20/2036	5,231,924	5,910,096
5.00%, 11/01/2036	225,553	249,294
6.00%, 11/01/2036	69,353	76,235
6.50%, 11/01/2036	788,447	880,373
6.50%, 11/01/2036	61,674	70,546
6.50%, 11/01/2036	290,543	327,051
5.50%, 12/01/2036	114,271	127,322
6.00%, 12/01/2036	54,590	61,778
6.00%, 12/01/2036	32,239	36,461
6.50%, 12/01/2036	226,461	258,384
6.50%, 12/01/2036	742,364	836,341
7.50%, 12/01/2036	794,641	947,880
6.50%, 01/01/2037	53,196	59,781
6.50%, 01/01/2037	33,978	36,486
6.50%, 02/01/2037	60,894	68,545
7.00%, 02/01/2037	22,476	25,076
5.00%, 03/01/2037	763,030	840,715
5.00%, 06/01/2037	781,606	860,133
6.50%, 06/01/2037	44,692	50,224
5.00%, 08/01/2037	763,244	840,047
6.50%, 11/01/2037	126,878	146,740
7.50%, 01/01/2038	166,499	189,162
7.50%, 01/01/2038	119,163	135,396
5.00%, 02/01/2038	770,585	848,149
5.00%, 03/01/2038	1,375,388	1,516,923
5.00%, 03/01/2038	820,126	902,523
5.00%, 03/01/2038	176,859	194,683
5.00%, 03/01/2038	916,733	1,009,137
6.50%, 03/01/2038	159,699	184,443
5.00%, 04/01/2038	841,505	926,050
5.50%, 05/01/2038	232,845	258,718
5.50%, 08/01/2038	291,826	325,033
5.00%, 09/01/2038	3,255	3,582
5.00%, 09/01/2038	668,285	735,427
7.50%, 09/01/2038	75,794	85,109
5.00%, 11/01/2038	4,975	5,475
5.00%, 12/01/2038	810,261	891,667
5.00%, 12/01/2038	3,029	3,333
5.00%, 02/01/2039	1,635,453	1,799,765
5.00%, 05/01/2039	16,017	17,924
4.50%, 11/01/2039	5,866,184	6,331,190
4.50%, 11/01/2039	8,757,110	9,449,052

5.00%, 03/01/2040	8,598,689	9,510,335
5.50%, 03/01/2040	70,116	78,019
5.50%, 05/01/2040	6,749,363	7,517,457
4.50%, 08/01/2040	1,334,413	1,440,601
5.00%, 08/01/2040	1,098,494	1,215,252
5.00%, 08/01/2040	4,052,465	4,482,220
5.50%, 08/01/2040	2,965,692	3,302,161
4.00%, 09/01/2040	1,904,532	2,007,841
4.50%, 09/01/2040	1,034,830	1,117,134
4.50%, 09/01/2040	4,202,063	4,536,368
4.00%, 11/01/2040	92,582	97,604
4.00%, 11/01/2040	5,827,676	6,143,792
4.00%, 12/01/2040	2,478,255	2,615,846
4.00%, 12/01/2040	990,294	1,045,253
4.00%, 12/01/2040	3,276,960	3,454,716
4.00%, 12/01/2040	2,231,471	2,355,364
4.00%, 12/01/2040	3,393,475	3,577,550
4.50%, 03/01/2041	767,172	828,179
4.50%, 05/01/2041	5,056,439	5,484,574
5.00%, 06/01/2041	842,454	931,794
4.00%, 11/01/2041	30,014	31,642
4.00%, 01/01/2042	563,884	594,472
4.00%, 05/01/2042	40,128	42,305
3.50%, 06/01/2042	990,920	1,012,640
3.50%, 06/01/2042	5,147,837	5,259,608
4.00%, 06/01/2042	4,316,183	4,566,992
3.50%, 07/01/2042	22,279,713	22,768,058
3.00%, 08/01/2042	3,606,480	3,565,737
3.50%, 09/01/2042	6,772,574	6,921,718
3.00%, 10/01/2042	8,770,637	8,671,553
3.50%, 10/01/2042	5,914,481	6,044,120
4.00%, 10/01/2042	313,951	328,192
3.50%, 11/01/2042	255,203	260,743
4.00%, 01/01/2043	487,278	515,641
3.00%, 02/01/2043	733,799	725,509
3.00%, 03/01/2043	9,450,767	9,343,999
3.00%, 03/01/2043	4,666,094	4,613,380
3.50%, 03/01/2043	1,791,576	1,830,846
3.00%, 04/01/2043	182,098	180,041
3.50%, 05/01/2043	481,972	492,439
3.00%, 06/01/2043	68,979	68,200
3.00%, 06/01/2043	19,903,202	19,678,350
3.50%, 06/01/2043	3,420,395	3,495,365
3.50%, 06/01/2043	1,685,774	1,722,380
4.00%, 06/01/2043	24,491	25,820
3.00%, 07/01/2043	648,036	640,715
3.00%, 07/01/2043	49,165	48,610
3.00%, 08/01/2043	12,171,187	12,033,686
3.00%, 08/01/2043	947,400	936,697
3.00%, 09/01/2043	860,455	850,734
4.00%, 09/01/2043	349,178	368,560
3.50%, 10/01/2043	402,667	411,493
3.00%, 11/01/2043	94,641	93,572
4.00%, 11/01/2043	630,254	664,441
4.00%, 11/01/2043	227,337	239,668
4.00%, 12/01/2043	643,117	678,002
4.00%, 12/01/2043	5,609,060	5,913,317
4.00%, 12/01/2043	1,130,427	1,193,185
4.00%, 01/01/2044 (c)	2,921,970	3,080,469
4.00%, 01/01/2044	227,309	239,788
4.00%, 01/01/2044	1,689,095	1,780,718
4.00%, 03/01/2044	9,571,637	10,090,840
3.50%, 07/01/2044	13,907,933	14,212,779
7.00%, 08/01/2047	9,376	10,553
Freddie Mac Non Gold Pool
12.00%, 08/01/2015	120	121

2.09%, 07/01/2019	4,142	4,218
12.00%, 07/01/2019	93	95
2.25%, 07/01/2026	5,344	5,362
2.24%, 01/01/2027	11,760	12,377
2.31%, 04/01/2030	5,372	5,687
2.50%, 09/01/2032	9,921	10,648
2.39%, 05/01/2033	328,839	351,657
2.36%, 12/01/2033	61,119	65,338
2.30%, 04/01/2034	107,690	114,466
2.50%, 09/01/2034	250,761	268,687
2.38%, 01/01/2035	110,046	118,251
5.04%, 01/01/2035	338,410	356,290
2.23%, 08/01/2035	41,258	43,773
2.51%, 12/01/2035	168,297	180,684
2.35%, 02/01/2036	56,351	60,239
3.49%, 02/01/2036	248,531	263,844
2.67%, 03/01/2036	301,167	324,414
3.05%, 03/01/2036	409,925	443,273
2.37%, 05/01/2036	270,935	291,148
2.38%, 05/01/2036	162,952	173,433
2.83%, 05/01/2036	63,276	68,647
2.51%, 06/01/2036	749,483	806,531
2.53%, 06/01/2036	189,183	203,677
2.09%, 07/01/2036	112,633	119,753
2.38%, 07/01/2036	93,440	99,825
3.44%, 07/01/2036	114,294	119,320
2.00%, 08/01/2036	64,701	68,351
2.10%, 08/01/2036	147,977	156,860
2.11%, 08/01/2036	868,956	925,415
2.30%, 09/01/2036	275,230	294,052
2.43%, 09/01/2036	312,725	336,468
2.10%, 10/01/2036	458,482	486,085
2.13%, 10/01/2036	249,628	264,827
2.18%, 10/01/2036	125,565	130,930
2.19%, 10/01/2036	151,633	161,741
2.41%, 10/01/2036	49,061	51,190
2.48%, 10/01/2036	222,440	238,774
2.78%, 10/01/2036	192,857	206,485
2.24%, 11/01/2036	56,296	59,828
2.27%, 11/01/2036	220,171	236,067
2.34%, 11/01/2036	97,641	104,373
2.37%, 11/01/2036	129,258	138,563
2.38%, 11/01/2036	344,118	368,755
2.19%, 12/01/2036	622,258	660,324
2.23%, 12/01/2036	687,501	731,915
2.32%, 12/01/2036	20,037	21,373
2.67%, 12/01/2036	277,244	298,513
2.86%, 12/01/2036	35,055	37,920
2.04%, 01/01/2037	54,662	57,579
2.56%, 01/01/2037	126,081	134,698
2.32%, 02/01/2037	21,712	23,192
2.49%, 02/01/2037	383,664	412,449
2.51%, 02/01/2037	19,296	20,714
2.57%, 02/01/2037	226,791	243,985
2.83%, 02/01/2037	48,219	51,895
2.31%, 03/01/2037	645,947	689,458
2.80%, 03/01/2037	113,624	121,930
2.93%, 03/01/2037	58,412	63,452
1.93%, 04/01/2037	69,978	73,715
2.54%, 04/01/2037	10,721	11,068
2.67%, 04/01/2037	161,352	174,286
1.94%, 05/01/2037	178,814	187,837
2.39%, 05/01/2037	250,791	268,495
2.39%, 05/01/2037	100,126	107,082
2.50%, 05/01/2037	59,467	63,368
2.63%, 05/01/2037	458,733	493,796

2.68%, 05/01/2037	259,615	281,610
2.27%, 06/01/2037	126,735	135,199
2.37%, 07/01/2037	117,041	125,348
3.67%, 11/01/2037	54,151	57,922
2.66%, 04/01/2038	247,293	266,330
2.49%, 05/01/2038	186,736	201,094
3.99%, 07/01/2040	280,250	298,073
Freddie Mac Reference REMIC
6.00%, 04/15/2036	1,029,238	1,155,725
6.00%, 05/15/2036	1,393,977	1,564,539
Freddie Mac REMICS
6.50%, 08/15/2016	18,537	19,356
6.00%, 09/15/2016	5,145	5,343
6.00%, 09/15/2016	51,574	53,729
6.00%, 09/15/2016	15,827	16,377
6.00%, 09/15/2016	3,943	4,079
6.00%, 09/15/2016	24,423	25,394
6.00%, 10/15/2016	13,320	13,827
5.50%, 12/15/2016	34,651	35,819
6.00%, 12/15/2016	11,716	12,189
6.00%, 03/15/2017	13,151	13,781
5.00%, 06/15/2017	62,223	63,136
5.50%, 06/15/2017	5,964	6,157
6.00%, 06/15/2017	36,627	38,077
16.38%, 08/15/2017	6,773	7,829
4.00%, 09/15/2017	7,411	7,442
5.50%, 10/15/2017	18,133	19,150
5.00%, 12/15/2017	42,332	44,449
5.50%, 12/15/2017	81,727	86,344
5.00%, 01/15/2018	53,176	55,040
0.00%, 02/15/2018	407	407
4.50%, 03/15/2018 IO	21,452	348
4.50%, 05/15/2018	39,377	41,246
6.50%, 05/15/2018	6,960	7,419
4.50%, 06/15/2018	326,138	341,804
5.95%, 06/15/2018 IO	51,741	3,853
4.50%, 07/15/2018	311,588	326,707
0.00%, 10/15/2018 PO	4,256	4,226
0.00%, 03/15/2019 PO	132,863	131,547
6.50%, 03/15/2019 IO	3,603	395
4.50%, 04/15/2019	4,546	4,675
0.00%, 07/15/2019 PO	2,794	2,783
9.50%, 07/15/2019	1,562	1,616
0.00%, 02/15/2020 PO	525,867	516,693
5.00%, 02/15/2020 IO	156,676	14,278
5.00%, 02/15/2020 IO	102,398	8,967
6.50%, 03/15/2020	11,458	12,286
12.02%, 03/15/2020	48,993	43,660
9.50%, 04/15/2020	1,185	1,292
9.60%, 04/15/2020	1,968	2,195
84.00%, 05/15/2020	9	11
5.00%, 06/15/2020	516,000	551,227
10.00%, 06/15/2020	305	344
7.80%, 09/15/2020	482	514
9.00%, 10/15/2020	1,005	1,086
6.95%, 01/15/2021	3,669	3,999
8.60%, 01/15/2021	15	17
9.50%, 01/15/2021	1,051	1,179
1066.21%, 02/15/2021 IO	2	23
9.00%, 04/15/2021	806	943
1.10%, 05/15/2021	791	803
5.00%, 05/15/2021	2,353	2,469
6.75%, 05/15/2021	2,265	2,440
7.00%, 05/15/2021	13,386	14,834
33.48%, 05/15/2021	373	622
44.53%, 05/15/2021	555	959

6.00%, 07/15/2021	2,144	2,327
5.50%, 08/15/2021	1,098	1,174
7.00%, 09/15/2021	4,937	5,421
8.50%, 09/15/2021	5,192	5,857
6.71%, 11/15/2021	340,809	363,416
1181.25%, 11/15/2021 IO	4	44
0.00%, 12/15/2021 PO	503,821	499,928
1180.95%, 01/15/2022 IO	44	955
5.00%, 03/15/2022	568,000	624,125
7.00%, 03/15/2022	2,251	2,505
6.00%, 05/15/2022	1,695	1,819
7.00%, 05/15/2022	3,011	3,377
7.50%, 08/15/2022	3,292	3,835
8.00%, 08/15/2022	8,254	9,588
1.30%, 09/15/2022	5,763	5,897
5.50%, 10/15/2022	177,114	193,648
4.60%, 12/15/2022	6,038	6,320
5.50%, 12/15/2022	61,272	67,157
5.50%, 12/15/2022	224,495	225,975
5.00%, 01/15/2023	32,878	33,249
1.68%, 02/15/2023	753	771
7.50%, 02/15/2023	51,282	57,479
5.50%, 03/15/2023	146,000	163,640
1.30%, 04/15/2023	29,810	30,635
5.50%, 04/15/2023	147,000	168,291
7.00%, 04/15/2023	44,242	48,890
7.50%, 04/15/2023	9,148	10,265
5.00%, 05/15/2023	48,458	52,624
7.00%, 05/15/2023	5,274	5,805
8.87%, 05/15/2023	21,459	25,026
0.00%, 06/15/2023 PO	8,522	8,461
0.00%, 06/15/2023 PO	6,205	5,793
5.60%, 06/15/2023	98,912	105,878
6.40%, 06/15/2023 IO	57,386	4,360
1.89%, 07/15/2023	18,695	19,009
8.45%, 07/15/2023	13,366	15,349
24.82%, 07/15/2023	3,927	6,127
2.18%, 08/15/2023	1,159	1,201
6.50%, 09/15/2023	126,004	137,543
7.00%, 09/15/2023	41,189	46,063
33.84%, 09/15/2023	16,775	29,042
0.00%, 10/15/2023 PO	86,506	85,536
4.00%, 10/15/2023	774,000	818,601
6.25%, 10/15/2023	22,638	24,688
22.25%, 10/15/2023	5,255	8,888
5.00%, 11/15/2023	516,000	572,404
5.50%, 11/15/2023	158,442	173,241
6.00%, 11/15/2023	49,941	55,496
17.00%, 11/15/2023	9,125	9,566
5.00%, 12/15/2023	65,637	70,385
6.50%, 12/15/2023	27,991	30,948
6.50%, 12/15/2023	79,580	88,626
7.00%, 01/15/2024	20,650	23,350
0.00%, 02/15/2024 PO	23,083	21,460
0.00%, 02/15/2024 PO	5,959	5,205
7.00%, 02/15/2024	1,655	1,830
10.00%, 02/15/2024	2,165	2,714
18.89%, 02/15/2024	2,102	3,040
0.75%, 03/15/2024	3,377	3,427
1.72%, 03/15/2024	1,639	1,657
7.00%, 03/15/2024	16,942	19,123
7.00%, 03/15/2024	94,118	106,311
28.39%, 03/15/2024 IO	11,103	4,793
7.50%, 04/15/2024	63,859	72,774
0.00%, 05/15/2024 PO	12,551	11,846
8.03%, 05/15/2024 IO	30,050	5,663

0.45%, 06/15/2024	150,852	151,259
6.00%, 06/15/2024	58,204	64,602
5.50%, 07/15/2024 IO	3,105	33
7.50%, 08/15/2024	10,382	11,863
4.00%, 12/15/2024	206,000	216,401
5.00%, 12/15/2024	183,535	196,995
32.98%, 04/15/2025	49,725	78,549
4.50%, 06/15/2025	722,000	795,720
16.49%, 08/15/2025	32,442	41,686
27.35%, 10/15/2025	57,394	85,477
3.50%, 01/15/2026	2,000,000	2,041,988
5.00%, 03/15/2026	335,944	363,704
6.50%, 03/15/2026	9,871	10,890
6.50%, 07/15/2026	66,874	73,482
7.50%, 09/15/2026	7,916	9,079
8.00%, 09/15/2026	19,777	22,906
6.50%, 01/15/2027	42,098	46,547
7.50%, 01/15/2027	52,333	59,772
7.50%, 01/15/2027	16,697	19,152
0.85%, 02/15/2027	1,280	1,306
6.00%, 05/15/2027	44,609	49,487
7.25%, 07/15/2027	2,381	2,715
7.50%, 09/15/2027	19,100	21,066
5.50%, 10/15/2027	417,000	432,258
6.50%, 12/15/2027	27,536	30,946
7.00%, 03/15/2028 IO	30,358	5,874
7.50%, 03/15/2028	90,596	103,642
7.50%, 05/15/2028	37,707	43,160
6.50%, 06/15/2028	48,184	53,613
7.00%, 06/15/2028	8,221	9,370
6.00%, 07/15/2028	23,022	25,582
6.25%, 08/15/2028	104,246	116,981
6.50%, 08/15/2028	97,379	108,774
6.00%, 09/15/2028	20,201	22,569
7.00%, 10/15/2028 IO	38,627	7,226
6.00%, 11/15/2028	88,600	97,634
0.00%, 12/15/2028 PO	35,456	35,444
6.00%, 12/15/2028	159,800	178,734
0.75%, 01/15/2029	40,734	41,412
6.00%, 01/15/2029	232,151	256,460
6.00%, 02/15/2029	47,625	52,536
6.25%, 02/15/2029	234,065	258,749
29.88%, 03/15/2029	6,433	11,100
7.00%, 04/15/2029 IO	3,766	706
7.00%, 06/15/2029	193,595	221,142
7.50%, 06/15/2029 IO	14,366	2,684
7.00%, 07/15/2029	85,483	96,144
7.00%, 08/15/2029	48,865	56,204
4.00%, 11/15/2029 IO	566,005	59,753
7.50%, 11/15/2029	260	309
8.00%, 11/15/2029	43,417	50,389
7.00%, 01/15/2030	102,163	118,076
8.00%, 01/15/2030	25,191	30,153
8.00%, 01/15/2030	81,186	93,566
8.00%, 03/15/2030	16,135	19,346
5.00%, 04/15/2030	702,000	765,840
8.00%, 04/15/2030	23,960	27,947
7.50%, 05/15/2030	18,540	21,302
7.50%, 08/15/2030	15,932	18,372
7.25%, 09/15/2030	41,793	47,939
7.00%, 10/15/2030	72,516	82,986
7.50%, 10/15/2030	5,510	6,353
7.50%, 10/15/2030	1,403	1,612
7.25%, 12/15/2030	75,108	85,951
7.00%, 03/15/2031	33,338	38,202
6.50%, 05/15/2031	21,051	23,549

7.00%, 06/15/2031	41,978	44,727
8.50%, 06/15/2031	81,426	97,512
6.00%, 07/15/2031	12,046	11,757
7.00%, 07/15/2031	81,343	92,554
6.50%, 08/15/2031	435,245	496,650
6.50%, 08/15/2031	45,529	51,343
6.50%, 08/15/2031	42,249	47,443
6.50%, 08/15/2031	41,694	46,636
6.50%, 10/15/2031	38,399	42,160
6.50%, 01/15/2032	74,800	83,942
6.50%, 01/15/2032	45,456	51,307
1.05%, 02/15/2032	237,672	243,542
6.38%, 02/15/2032	54,773	58,715
6.50%, 02/15/2032	88,120	99,976
6.50%, 02/15/2032	83,798	94,557
7.85%, 02/15/2032 IO	191,114	47,522
8.50%, 02/15/2032 IO	36,857	9,878
15.80%, 02/15/2032	99,288	126,490
19.10%, 02/15/2032	98,715	142,173
6.50%, 03/15/2032	122,107	136,970
6.50%, 03/15/2032	98,126	109,779
7.00%, 03/15/2032	88,315	101,325
7.00%, 03/15/2032	67,652	77,497
7.80%, 03/15/2032 IO	75,415	19,671
7.85%, 03/15/2032 IO	49,198	10,820
6.50%, 04/15/2032	280,994	312,814
6.50%, 04/15/2032	185,000	200,448
6.50%, 04/15/2032	29,107	32,657
7.00%, 04/15/2032	59,510	66,804
7.00%, 04/15/2032	156,242	174,045
5.50%, 05/15/2032	147,239	153,653
6.50%, 05/15/2032	116,145	130,066
7.00%, 05/15/2032	67,500	76,926
6.50%, 06/15/2032	66,545	74,551
6.50%, 06/15/2032	129,559	139,905
6.50%, 06/15/2032	83,593	93,462
6.50%, 07/15/2032	87,647	98,236
6.50%, 07/15/2032	134,662	151,432
0.00%, 09/15/2032 PO	247,778	217,008
6.00%, 09/15/2032	176,866	199,574
0.00%, 12/15/2032 PO	21,676	21,390
0.00%, 12/15/2032 PO	124,329	120,929
0.00%, 12/15/2032 PO	17,889	16,373
0.90%, 12/15/2032	130,200	133,285
6.00%, 12/15/2032	128,122	141,736
6.00%, 12/15/2032	250,167	277,100
18.23%, 12/15/2032	76,760	113,001
0.00%, 01/15/2033 PO	302,819	297,045
6.00%, 01/15/2033	155,123	171,435
0.00%, 02/15/2033 PO	62,402	62,367
0.00%, 02/15/2033 PO	16,692	16,690
0.00%, 02/15/2033 PO	15,702	15,701
0.00%, 02/15/2033 PO	46,894	46,868
6.00%, 02/15/2033	132,898	145,904
6.00%, 02/15/2033	596,817	659,044
6.00%, 03/15/2033	102,236	112,015
6.50%, 03/15/2033 IO	62,349	11,327
0.50%, 05/15/2033	773,200	776,791
14.57%, 06/15/2033	219,653	279,263
5.00%, 07/15/2033	918,254	1,018,792
6.72%, 07/15/2033	462	458
12.98%, 07/15/2033	55,595	66,906
3.00%, 08/15/2033	495,000	483,403
14.48%, 09/15/2033	67,992	86,112
7.87%, 10/15/2033	1,084,000	1,210,145
16.16%, 11/15/2033	37,593	48,672

0.75%, 12/15/2033	516,000	523,521
5.50%, 12/15/2033	222,616	233,719
5.00%, 01/15/2034	868,955	945,772
5.50%, 02/15/2034	63,959	68,100
6.00%, 05/15/2034	521,168	572,705
23.93%, 06/15/2034	208,942	283,364
0.00%, 07/15/2034 PO	372,077	338,520
2.37%, 07/15/2034	131,739	133,515
0.52%, 10/15/2034	334,185	335,364
4.00%, 11/15/2034 IO	1,095,827	93,682
0.00%, 01/15/2035 PO	9,821	9,779
0.00%, 02/15/2035 PO	92,462	85,019
27.48%, 02/15/2035	102,187	150,190
0.00%, 04/15/2035 PO	178,196	160,721
0.53%, 04/15/2035	416,933	419,134
6.00%, 04/15/2035	1,057,000	1,218,513
0.55%, 05/15/2035	168,854	170,410
0.45%, 06/15/2035	166,101	166,342
16.63%, 06/15/2035	40,216	47,865
0.00%, 08/15/2035 PO	10,684	8,412
0.95%, 08/15/2035	196,898	200,617
4.00%, 08/15/2035 IO	483,524	10,149
6.00%, 08/15/2035	143,335	147,482
0.00%, 09/15/2035 PO	95,722	88,511
6.00%, 09/15/2035	315,568	326,891
5.75%, 10/15/2035	9,711	9,812
19.49%, 11/15/2035	101,719	131,542
0.00%, 01/15/2036 PO	114,283	113,569
6.00%, 01/15/2036	417,558	457,545
24.00%, 01/15/2036	37,177	52,952
0.00%, 02/15/2036 PO	78,827	71,150
0.00%, 02/15/2036 PO	121,187	113,906
0.00%, 02/15/2036 PO	376,894	355,541
0.00%, 02/15/2036 PO	67,818	62,755
0.00%, 03/15/2036 PO	232,395	219,285
0.00%, 03/15/2036 PO	224,054	212,345
0.00%, 03/15/2036 PO	23,614	21,619
6.00%, 03/15/2036	1,860	2,492
0.00%, 04/15/2036 PO	124,065	113,870
0.00%, 04/15/2036 PO	440,498	415,028
0.00%, 04/15/2036 PO	448,321	411,688
0.00%, 04/15/2036 PO	244,351	224,385
6.00%, 04/15/2036 IO	252,226	50,018
6.00%, 04/15/2036	239,800	262,888
6.00%, 04/15/2036	2,233,498	2,502,345
0.00%, 05/15/2036 PO	89,352	81,550
0.00%, 05/15/2036 PO	36,206	33,213
0.00%, 05/15/2036 PO	160,522	151,019
0.00%, 05/15/2036 PO	14,461	11,155
0.60%, 05/15/2036	1,547,872	1,558,083
0.65%, 05/15/2036	1,029,984	1,040,381
0.00%, 06/15/2036 PO	372,660	346,900
6.00%, 06/15/2036	56,358	62,146
6.00%, 06/15/2036	376,691	397,314
19.24%, 06/15/2036	80,556	108,252
0.00%, 07/15/2036 PO	73,141	67,383
6.50%, 07/15/2036	264,332	298,277
6.50%, 07/15/2036	377,099	432,836
6.95%, 07/15/2036 IO	44,499	9,215
0.00%, 08/15/2036 PO	110,831	102,021
5.50%, 08/15/2036	552,833	612,591
5.50%, 08/15/2036	197,117	212,528
6.50%, 08/15/2036 IO	1,483,122	239,449
0.00%, 09/15/2036 PO	69,100	63,895
0.00%, 09/15/2036 PO	47,317	43,395
0.00%, 10/15/2036 PO	130,102	119,279

6.55%, 10/15/2036 IO	141,708	17,761
7.50%, 11/15/2036	1,974,052	2,257,179
0.00%, 12/15/2036 PO	63,209	57,198
7.00%, 12/15/2036	4,912,346	5,841,290
7.50%, 12/15/2036	1,835,655	2,205,369
0.00%, 01/15/2037 PO	55,627	50,544
5.99%, 01/15/2037 IO	102,913	15,167
0.00%, 02/15/2037 PO	144,551	133,521
0.00%, 02/15/2037 PO	33,575	30,882
0.59%, 02/15/2037	165,807	166,989
4.50%, 02/15/2037	1,132,315	1,196,156
6.00%, 02/15/2037	268,943	299,128
0.00%, 03/15/2037 PO	67,047	61,951
6.30%, 03/15/2037 IO	170,746	23,423
9.00%, 03/15/2037	31,018	35,665
0.00%, 04/15/2037	76,067	69,316
6.00%, 04/15/2037	194,324	212,623
0.00%, 05/15/2037 PO	127,889	116,717
0.00%, 05/15/2037 PO	8,641	7,324
0.00%, 05/15/2037 PO	619,664	575,174
6.00%, 05/15/2037	527,017	580,577
0.00%, 06/15/2037 PO	44,148	40,812
0.00%, 06/15/2037 PO	70,689	64,619
0.00%, 07/15/2037 PO	682,758	634,001
0.56%, 07/15/2037	3,067,744	3,078,962
4.50%, 07/15/2037 IO	2,702,586	288,505
5.50%, 07/15/2037 IO	18,350	392
6.45%, 07/15/2037 IO	153,102	23,230
4.00%, 08/15/2037 IO	2,060,131	273,668
0.00%, 09/15/2037 PO	84,008	76,343
0.75%, 09/15/2037	51,316	52,021
4.00%, 10/15/2037 IO	1,365,170	121,170
4.00%, 10/15/2037 IO	1,009,627	83,440
0.83%, 11/15/2037	2,192,461	2,225,315
6.27%, 11/15/2037 IO	803,520	113,866
6.30%, 11/15/2037 IO	474,967	65,335
5.85%, 01/15/2038 IO	899,001	105,527
17.07%, 02/15/2038	38,663	50,040
5.50%, 03/15/2038	918,000	1,055,936
6.65%, 04/15/2038 IO	325,566	48,236
5.50%, 05/15/2038	388,926	421,923
6.00%, 06/15/2038	899,799	1,020,243
6.00%, 06/15/2038	76,829	84,309
6.05%, 06/15/2038 IO	316,204	40,265
5.70%, 08/15/2038 IO	679,052	90,089
5.70%, 10/15/2038	323,675	352,385
5.50%, 01/15/2039	537,934	597,198
5.85%, 01/15/2039 IO	337,101	49,137
2.05%, 02/15/2039	198,497	200,786
5.85%, 02/15/2039 IO	326,360	48,566
0.55%, 04/15/2039	1,073,205	1,085,729
0.60%, 05/15/2039	1,502,274	1,511,565
5.95%, 05/15/2039 IO	260,142	34,847
6.15%, 05/15/2039 IO	387,966	52,437
1.35%, 07/15/2039	281,191	286,974
4.50%, 07/15/2039	1,700,981	1,815,320
0.60%, 08/15/2039	493,598	497,534
3.50%, 08/15/2039	1,139,284	1,193,087
0.00%, 10/15/2039 PO	288,665	264,470
5.00%, 10/15/2039 IO	1,003,986	152,778
6.10%, 12/15/2039 IO	482,018	62,698
0.00%, 01/15/2040 PO	316,330	290,907
1.84%, 01/15/2040 IO	3,365,120	233,082
16.99%, 02/15/2040	475,000	616,345
0.65%, 10/15/2040	512,963	517,207
5.85%, 10/15/2040 IO	1,595,934	266,063

5.85%, 10/15/2040 IO	1,454,654	236,333
0.70%, 12/15/2040	3,923,409	3,965,641
0.70%, 03/15/2041	2,501,184	2,528,719
5.00%, 05/15/2041	1,002,628	1,166,970
5.50%, 05/15/2041	1,848,882	1,900,643
5.50%, 05/15/2041	756,424	768,465
0.55%, 10/15/2041	1,909,856	1,931,309
4.00%, 11/15/2041	1,954,095	2,056,152
4.00%, 12/15/2041	837,830	866,572
0.65%, 03/15/2042	1,635,035	1,649,809
0.65%, 07/15/2042	882,179	900,321
0.60%, 08/15/2042	4,233,386	4,263,989
0.55%, 09/15/2042	1,570,780	1,575,899
3.00%, 06/15/2043	206,000	188,598
4.50%, 09/15/2043	1,000,000	1,077,546
7.21%, 11/15/2046	2,023,309	2,386,734
3.50%, 06/15/2048	9,629,058	9,902,032
Freddie Mac Strips
4.50%, 11/15/2020 IO	200,599	14,240
4.50%, 12/15/2020 IO	129,734	9,498
9.00%, 04/01/2022 IO	289	65
0.00%, 04/01/2028 PO	175,596	163,107
5.00%, 09/15/2035 IO	663,543	102,707
5.00%, 09/15/2035 IO	419,107	65,505
5.00%, 09/15/2035 IO	348,924	54,158
7.55%, 08/15/2036 IO	1,389,019	251,906
0.70%, 07/15/2042	4,250,761	4,293,093
3.50%, 07/15/2042	10,684,250	10,804,115
0.65%, 08/15/2042	1,207,131	1,219,254
0.65%, 08/15/2042	3,890,854	3,930,637
0.65%, 08/15/2042	3,155,052	3,186,495
0.70%, 08/15/2042	2,699,098	2,731,230
3.00%, 08/15/2042	3,945,210	3,902,564
0.60%, 09/15/2042	3,061,019	3,045,571
0.65%, 10/15/2042	5,057,409	5,101,736
3.00%, 01/15/2043	935,060	924,909
0.00%, 09/15/2043 PO	1,529,923	1,137,574
0.70%, 03/15/2044	5,835,346	5,871,873
Freedom Trust 2011-4
5.00%, 03/25/2037	136,886	137,326
GE Capital Commercial Mortgage Corp
5.49%, 11/10/2045	11,008,792	11,303,453
4.83%, 06/10/2048	1,187,000	1,204,696
4.85%, 06/10/2048	1,115,000	1,137,468
Ginnie Mae
4.00%, 10/15/2041 (f)	14,000,000	14,836,717
4.50%, 10/15/2041 (f)	15,000,000	16,267,968
3.50%, 11/15/2042 (f)	6,500,000	6,700,078
Ginnie Mae I pool
8.00%, 01/15/2016	3,018	3,072
9.00%, 08/15/2016	47	49
9.00%, 12/15/2016	175	178
9.00%, 03/15/2017	69	70
6.50%, 06/15/2017	6,469	6,750
6.00%, 10/15/2017	5,213	5,418
8.50%, 11/15/2017	976	1,040
12.00%, 11/15/2019	195	196
9.00%, 02/15/2020	101	102
9.50%, 09/15/2020	16	17
8.00%, 07/15/2022	140	140
8.00%, 09/15/2022	2,422	2,631
7.50%, 11/15/2022	1,558	1,700
7.50%, 03/15/2023	352	386
7.00%, 08/15/2023	810	884
7.00%, 09/15/2023	24,045	26,343
7.00%, 11/15/2023	1,816	2,087

6.50%, 01/15/2024	8,455	9,585
7.00%, 02/15/2024	19,188	20,875
9.50%, 10/15/2024	158,852	178,902
9.00%, 11/15/2024	2,556	2,957
9.50%, 12/15/2025	5,707	6,688
7.50%, 11/15/2026	1,429	1,495
7.50%, 07/15/2027	4,919	5,540
6.50%, 03/15/2028	12,374	14,028
7.50%, 07/15/2028	922	955
8.00%, 08/15/2028	2,019	2,050
6.50%, 09/15/2028	35,382	40,461
7.50%, 09/15/2028	7,638	8,679
6.50%, 10/15/2028	1,826	2,101
6.00%, 11/15/2028	19,302	21,901
7.00%, 09/15/2031	172,810	204,256
6.50%, 01/15/2032	159,272	184,636
6.50%, 07/15/2032	2,867	3,257
6.50%, 02/15/2033	22,106	25,231
7.00%, 02/15/2033	9,252	10,466
5.50%, 04/15/2033	446,445	514,974
6.50%, 04/15/2033	17,893	20,417
5.50%, 06/15/2033	11,852	13,274
7.00%, 06/15/2033	30,921	34,950
5.50%, 12/15/2033	30,670	34,353
5.50%, 07/15/2034	10,837	12,171
5.50%, 09/15/2034	31,756	35,516
7.00%, 06/15/2035	493,435	578,614
6.50%, 12/15/2035	164,682	191,769
7.00%, 04/15/2037	47,786	55,282
7.50%, 10/15/2037	111,271	124,570
3.50%, 03/15/2043	1,878,550	1,953,506
3.50%, 04/15/2043	8,331,668	8,626,736
3.50%, 06/15/2043	2,897,625	3,006,079
3.50%, 07/15/2043	983,371	1,022,397
Ginnie Mae II pool
8.50%, 03/20/2025	570	651
8.50%, 04/20/2025	4,207	4,834
8.50%, 05/20/2025	7,889	9,137
8.00%, 12/20/2025	1,377	1,590
8.00%, 06/20/2026	2,489	2,876
8.00%, 08/20/2026	2,087	2,546
8.00%, 09/20/2026	2,798	3,427
8.00%, 11/20/2026	2,355	2,830
8.00%, 10/20/2027	5,196	6,192
8.00%, 11/20/2027	4,400	5,201
8.00%, 12/20/2027	2,272	2,622
7.50%, 02/20/2028	3,305	3,776
6.00%, 03/20/2028	14,802	16,722
8.00%, 06/20/2028	854	896
8.00%, 08/20/2028	249	286
7.50%, 09/20/2028	10,598	12,848
8.00%, 09/20/2028	990	1,084
6.50%, 07/20/2029	180,676	207,769
6.00%, 11/20/2033	11,904	13,712
7.00%, 08/20/2038	79,459	88,714
6.00%, 09/20/2038	1,622,065	1,829,719
6.00%, 11/20/2038	18,817	20,177
6.00%, 08/20/2039	726,422	829,403
5.50%, 09/20/2039	413,829	460,946
4.50%, 06/20/2040	2,765,956	3,014,057
5.00%, 07/20/2040	704,653	783,808
4.00%, 10/20/2040	7,006,908	7,456,943
4.50%, 01/20/2041	12,101,885	13,200,586
4.50%, 03/20/2041	1,959,832	2,136,107
4.50%, 05/20/2041	1,003,396	1,093,081
4.50%, 06/20/2041	19,661,148	21,412,963

4.50%, 09/20/2041	2,091,911	2,276,534
4.00%, 06/20/2042	9,326,648	9,904,724
3.00%, 08/20/2042	11,013,085	11,110,976
3.50%, 09/20/2042	1,267,605	1,312,715
3.50%, 10/20/2042	13,455,220	13,934,051
4.00%, 08/20/2043	8,791,171	9,336,057
3.00%, 09/20/2043	981,600	990,019
3.00%, 01/20/2044	2,024,248	2,041,610
4.00%, 06/20/2044	14,239,855	15,122,457
4.00%, 07/20/2044	4,966,949	5,274,806
4.46%, 05/20/2063	533,007	581,199
GMAC Commercial Mortgage Securities Inc Series 2006-C1 Trust
5.24%, 11/10/2045	1,212,783	1,251,582
GMACM Mortgage Loan Trust 2003-AR1
2.85%, 10/19/2033	648,958	647,676
GMACM Mortgage Loan Trust 2003-AR2
2.84%, 12/19/2033	535,985	542,284
GMACM Mortgage Loan Trust 2003-J7
5.00%, 11/25/2033	456,994	471,674
5.50%, 11/25/2033	39,315	41,083
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	25,002	26,290
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	316,142	332,285
GMACM Mortgage Loan Trust 2004-J6
5.00%, 01/25/2020	120,352	124,166
GMACM Mortgage Loan Trust 2005-AR3
2.80%, 06/19/2035	421,695	418,502
Gnma Remic Trust 2014-h15
0.66%, 07/20/2064	2,988,678	2,991,646
Gnma Remic Trust 2014-h17
0.66%, 07/20/2064	3,998,883	4,004,125
Government National Mortgage Association
6.00%, 04/20/2020	778,141	801,086
5.50%, 05/16/2020	18,825	18,823
5.50%, 11/20/2020	458,650	492,227
11.05%, 12/16/2022	1,969	2,205
5.00%, 04/16/2023	619,000	679,317
6.50%, 10/16/2024	281,227	320,701
6.50%, 04/20/2028	85,781	96,844
6.00%, 02/20/2029	247,738	277,432
6.50%, 04/20/2029	258,098	288,878
8.45%, 08/16/2029 IO	21,554	5,461
8.00%, 11/16/2029	54,449	64,128
7.50%, 11/20/2029	30,037	34,694
8.50%, 02/16/2030	301,069	357,394
38.73%, 02/16/2030	34,643	60,860
9.00%, 03/16/2030	267,638	319,003
7.35%, 04/16/2030 IO	256,956	51,665
8.00%, 06/20/2030	25,614	30,466
9.00%, 10/20/2030	39,617	45,479
9.00%, 11/16/2030 IO	3,071	586
9.00%, 11/20/2030	22,837	24,294
8.55%, 01/16/2031 IO	14,080	4,161
8.40%, 03/16/2031 IO	16,442	4,644
20.61%, 03/17/2031	129,710	199,056
6.50%, 03/20/2031	60,968	68,496
0.00%, 05/20/2031 PO	2,412	2,412
7.90%, 08/16/2031 IO	22,577	5,793
8.10%, 08/16/2031 IO	27,460	7,235
6.50%, 11/20/2031	464,000	535,460
6.50%, 12/20/2031	185,203	212,223
7.24%, 01/16/2032 IO	30,216	8,132
6.50%, 01/20/2032	49,688	55,860
0.50%, 03/20/2032	128,993	129,086
7.80%, 04/16/2032 IO	118,965	30,678

11.69%, 04/16/2032	10,706	13,378
9.00%, 06/16/2032	4,040	4,784
6.50%, 06/20/2032	115,088	130,514
6.50%, 06/20/2032	453,650	514,718
6.50%, 07/16/2032	134,842	153,648
6.00%, 07/20/2032	48,685	54,458
6.50%, 07/20/2032	228,439	259,326
6.50%, 07/20/2032	152,650	175,519
7.55%, 08/20/2032 IO	65,620	5,916
6.80%, 10/20/2032 IO	601,629	39,160
14.42%, 11/17/2032	36,809	46,877
6.00%, 11/20/2032	146,000	170,892
0.00%, 12/20/2032 PO	287,018	278,676
13.19%, 12/20/2032	10,351	11,008
19.24%, 12/20/2032	45,537	48,325
5.50%, 01/16/2033	688,270	761,663
0.00%, 01/17/2033 PO	11,428	11,412
6.50%, 01/20/2033	258,222	292,252
7.55%, 02/16/2033 IO	125,796	27,578
0.00%, 02/17/2033 PO	106,739	103,187
7.55%, 02/20/2033 IO	52,029	13,655
0.00%, 03/16/2033 PO	19,098	16,182
7.50%, 03/17/2033	38,851	42,491
6.50%, 03/20/2033	141,368	159,634
6.50%, 03/20/2033	326,000	377,176
5.50%, 04/20/2033	542,740	598,839
6.50%, 05/20/2033	116,000	135,192
0.00%, 06/16/2033 PO	90,345	83,194
6.00%, 09/16/2033	314,456	349,366
0.00%, 10/20/2033 PO	14,032	12,682
5.82%, 10/20/2033	336,321	371,188
6.40%, 11/16/2033 IO	204,060	40,593
6.60%, 11/20/2033	268,590	43,378
6.40%, 12/16/2033 IO	167,751	32,741
5.35%, 02/20/2034 IO	476,022	60,482
5.50%, 03/16/2034	4,918,661	5,611,647
6.35%, 03/16/2034 IO	207,321	16,009
19.24%, 04/16/2034	74,736	107,094
16.38%, 05/18/2034	109,019	125,083
0.00%, 06/20/2034 PO	170,397	161,475
6.00%, 06/20/2034	608,206	679,615
6.55%, 07/20/2034	736,993	121,926
14.54%, 08/17/2034	97,233	122,792
5.74%, 08/20/2034	178,646	200,346
6.40%, 09/16/2034 IO	579,199	112,550
7.00%, 09/20/2034	82,019	88,412
28.71%, 09/20/2034	82,019	127,769
13.92%, 10/16/2034	32,341	38,468
23.82%, 10/16/2034	57,992	86,423
5.95%, 10/20/2034 IO	1,002,749	157,701
11.89%, 10/20/2034	50,533	57,959
5.93%, 11/20/2034 IO	477,517	70,089
5.95%, 01/20/2035 IO	461,476	67,785
6.60%, 01/20/2035 IO	708,796	120,731
16.06%, 06/17/2035	355,927	468,107
6.65%, 06/20/2035	381,734	406,926
5.50%, 07/20/2035 IO	75,068	14,692
20.32%, 08/16/2035	33,783	46,332
0.00%, 08/20/2035 PO	447,799	408,236
22.15%, 08/20/2035	3,093	4,191
5.50%, 09/20/2035	337,561	378,472
6.15%, 09/20/2035 IO	1,525,832	240,349
0.00%, 10/20/2035 PO	74,728	68,981
0.00%, 11/20/2035 PO	129,667	122,543
6.00%, 12/20/2035 IO	135,569	28,378
5.75%, 02/20/2036	131,828	142,551

0.00%, 03/20/2036	125,275	118,252
0.00%, 05/20/2036 PO	171,745	161,982
6.35%, 06/20/2036 IO	31,478	3,598
0.00%, 07/20/2036 PO	26,001	24,497
6.50%, 07/20/2036	687,354	787,175
6.55%, 07/20/2036 IO	254,201	20,727
6.50%, 08/20/2036	731,236	858,166
5.56%, 10/20/2036	240,556	269,434
6.55%, 10/20/2036 IO	231,850	37,572
6.65%, 11/20/2036 IO	409,226	67,256
5.97%, 02/20/2037	121,605	135,017
6.00%, 02/20/2037 IO	12,618	194
0.00%, 03/20/2037 PO	526,126	499,245
6.05%, 03/20/2037 IO	363,946	52,114
6.36%, 03/20/2037 IO	599,999	91,566
0.00%, 04/16/2037 PO	219,519	193,781
0.35%, 04/16/2037	1,041,422	1,039,545
6.66%, 04/16/2037 IO	565,740	91,655
6.05%, 04/20/2037 IO	232,162	33,651
6.13%, 04/20/2037	248,881	278,443
0.45%, 05/16/2037	130,967	130,913
0.00%, 05/20/2037 PO	40,051	36,977
6.05%, 05/20/2037 IO	1,153,944	164,215
6.05%, 05/20/2037 IO	419,697	60,053
6.05%, 05/20/2037 IO	499,843	71,622
0.00%, 06/16/2037 PO	79,753	73,685
0.00%, 06/16/2037 PO	600,653	555,915
6.32%, 06/16/2037 IO	341,986	51,653
6.10%, 06/20/2037 IO	398,393	57,605
6.49%, 07/20/2037 IO	516,983	81,538
6.53%, 07/20/2037 IO	555,550	89,131
6.60%, 07/20/2037 IO	877,334	141,271
6.60%, 07/20/2037 IO	360,672	57,700
6.62%, 08/20/2037 IO	147,333	23,037
0.00%, 09/20/2037 PO	107,021	102,247
6.40%, 09/20/2037 IO	335,381	52,790
19.74%, 09/20/2037	103,677	140,908
5.50%, 10/16/2037 IO	694,123	91,613
6.35%, 10/20/2037 IO	434,091	66,744
13.09%, 10/20/2037	62,622	75,681
0.00%, 11/16/2037	693,634	655,257
6.39%, 11/16/2037 IO	339,926	53,749
5.50%, 11/20/2037	36,217	38,599
5.85%, 11/20/2037 IO	404,655	56,096
6.35%, 11/20/2037 IO	779,902	120,807
6.36%, 11/20/2037 IO	448,712	68,983
6.40%, 11/20/2037 IO	364,003	56,755
19.49%, 11/20/2037	44,478	60,811
6.38%, 12/20/2037 IO	472,105	72,915
6.40%, 12/20/2037 IO	604,281	93,824
0.00%, 01/20/2038 PO	28,368	25,889
0.00%, 01/20/2038 PO	88,754	87,460
5.50%, 02/20/2038 IO	105,415	19,262
5.85%, 02/20/2038 IO	3,343,599	463,188
6.75%, 03/20/2038 IO	288,971	47,707
7.55%, 04/16/2038 IO	187,125	38,259
6.15%, 04/20/2038 IO	551,490	91,612
6.25%, 05/16/2038 IO	1,523,693	294,918
6.19%, 05/20/2038 IO	427,787	62,873
6.00%, 06/20/2038	298,335	334,224
6.05%, 06/20/2038 IO	150,385	20,752
0.97%, 07/20/2038	992,358	1,011,295
5.75%, 07/20/2038	639,340	690,430
6.00%, 07/20/2038 IO	550,654	75,598
5.58%, 08/20/2038	718,723	781,023
5.85%, 08/20/2038 IO	206,363	25,770

5.75%, 09/20/2038 IO	619,629	79,401
6.05%, 09/20/2038 IO	1,235,574	175,650
7.45%, 09/20/2038 IO	272,761	48,969
6.09%, 11/20/2038	430,163	481,308
6.25%, 12/16/2038 IO	310,678	30,804
5.55%, 12/20/2038 IO	626,457	78,859
5.84%, 12/20/2038	1,394,438	1,538,826
5.85%, 12/20/2038 IO	359,720	48,464
6.00%, 12/20/2038 IO	211,408	32,277
7.15%, 12/20/2038 IO	1,171,349	198,874
5.48%, 01/20/2039	2,227,662	2,443,281
5.95%, 02/16/2039 IO	368,965	51,760
6.00%, 02/16/2039 IO	474,084	66,195
5.80%, 02/20/2039 IO	558,068	74,630
5.89%, 02/20/2039 IO	334,183	44,310
6.15%, 03/20/2039 IO	370,404	34,278
6.15%, 03/20/2039 IO	613,298	77,467
6.20%, 03/20/2039 IO	509,533	65,025
6.50%, 03/20/2039 IO	166,637	33,385
6.50%, 03/20/2039 IO	351,859	72,991
6.12%, 04/20/2039 IO	1,030,634	136,032
5.50%, 05/20/2039 IO	127,081	23,102
6.00%, 05/20/2039 IO	164,371	33,693
6.25%, 06/16/2039 IO	1,562,811	160,349
5.80%, 06/20/2039 IO	536,648	70,850
5.93%, 06/20/2039 IO	780,943	105,419
5.95%, 07/16/2039 IO	988,887	124,279
6.10%, 08/16/2039 IO	784,744	114,083
7.00%, 08/16/2039	291,263	334,535
5.95%, 08/20/2039 IO	481,627	61,690
5.50%, 09/20/2039	317,000	367,444
5.94%, 09/20/2039 IO	1,228,093	169,899
6.25%, 11/16/2039 IO	1,050,873	156,322
6.00%, 12/20/2039	928,454	993,195
5.23%, 06/20/2040	311,937	350,939
5.52%, 07/20/2040	602,293	680,174
7.00%, 10/16/2040	1,251,791	1,466,337
0.00%, 12/20/2040 PO	1,650,328	1,331,388
6.45%, 05/20/2041 IO	867,305	156,787
4.66%, 09/20/2041	856,880	921,207
4.53%, 11/16/2041	812,875	867,417
3.76%, 01/20/2042	834,756	865,719
3.97%, 09/16/2042	595,388	620,314
4.72%, 10/20/2042	3,338,129	3,623,055
4.70%, 11/20/2042	418,825	450,889
4.52%, 04/20/2043	433,312	462,652
0.61%, 11/20/2059	2,377,378	2,384,512
0.64%, 01/20/2060	1,301,854	1,306,469
0.61%, 03/20/2060	1,639,737	1,644,721
0.59%, 04/20/2060	3,343,747	3,353,604
5.24%, 07/20/2060	2,875,246	3,190,019
0.46%, 08/20/2060	906,844	907,723
0.63%, 01/20/2061	4,448,454	4,463,956
0.66%, 03/20/2061	3,580,500	3,581,588
0.81%, 05/20/2061	4,018,992	4,040,240
0.86%, 05/20/2061	3,940,705	3,975,762
0.71%, 10/20/2061	1,927,494	1,938,022
0.71%, 12/20/2061	8,989,355	9,033,628
0.71%, 04/20/2062	721,296	725,220
0.61%, 05/20/2062	1,680,920	1,686,179
2.00%, 06/20/2062	403,773	405,872
0.71%, 07/20/2062	2,901,153	2,916,877
0.74%, 09/20/2062	4,661,833	4,679,045
0.75%, 09/20/2062	1,276,296	1,284,502
0.66%, 10/20/2062	1,400,315	1,406,337
0.76%, 10/20/2062	552,158	555,939

0.46%, 11/20/2062	387,970	388,302
0.50%, 12/20/2062	3,699,076	3,684,845
0.48%, 01/20/2063	1,673,230	1,663,422
0.66%, 01/20/2063	1,511,038	1,517,497
1.65%, 01/20/2063	3,481,935	3,431,151
0.58%, 02/20/2063	425,067	424,103
0.61%, 02/20/2063	2,015,313	2,015,752
1.65%, 02/20/2063	4,596,722	4,529,449
0.57%, 03/20/2063	1,445,057	1,442,404
0.63%, 03/20/2063	471,394	471,946
1.75%, 03/20/2063	1,130,337	1,116,826
1.65%, 04/20/2063	1,413,675	1,390,852
0.81%, 01/20/2064	3,930,805	3,969,661
0.81%, 02/20/2064	8,013,569	8,092,799
0.85%, 02/20/2064	4,955,740	5,019,674
0.81%, 03/20/2064	4,716,987	4,760,539
0.76%, 04/20/2064	4,946,784	4,983,182
0.76%, 04/20/2064	4,901,197	4,937,726
0.76%, 05/20/2064	7,978,525	8,037,246
0.66%, 06/20/2064	3,502,322	3,505,744
0.63%, 07/20/2064	5,229,901	5,234,864
0.62%, 09/20/2064	5,000,000	4,981,250
GS Mortgage Securities Corp II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,372,162) (b)	1,375,688	1,384,760
2.77%, 11/10/2045	13,211,562	12,858,919
GS Mortgage Securities Corp Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,226,085) (b)	4,200,000	4,318,146
GS Mortgage Securities Corp Trust 2012-SHOP
1.44%, 06/05/2031 IO (Acquired 10/28/2013, Cost $468,131) (b)	7,793,000	441,177
GS Mortgage Securities Corp Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $508,649) (b)	505,000	508,113
GS Mortgage Securities Trust 2006-GG6
5.55%, 04/10/2038	1,773,000	1,847,466
GS Mortgage Securities Trust 2006-GG8
0.78%, 11/10/2039 IO (Acquired 10/28/2013, Cost $184,269) (b)	13,634,341	128,463
GS Mortgage Securities Trust 2011-GC5
3.00%, 08/10/2044	405,000	417,694
5.47%, 08/10/2044 (Acquired 03/27/2014, Cost $511,589) (b)	500,000	520,182
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	3,000,000	3,148,017
GSMPS Mortgage Loan Trust 2004-4
0.55%, 06/25/2034 (Acquired 10/28/2013, Cost $86,602) (b)	97,470	84,661
GSMPS Mortgage Loan Trust 2005-RP2
0.50%, 03/25/2035 (Acquired 10/28/2013, Cost $154,129) (b)	178,148	155,818
GSMPS Mortgage Loan Trust 2005-RP3
0.50%, 09/25/2035 (Acquired 10/28/2013, Cost $920,280) (b)	1,083,530	926,181
4.82%, 09/25/2035 IO (Acquired 10/28/2013, Cost $114,017) (b)	798,848	109,661
GSMS Trust 2009-RR1
5.37%, 05/17/2045 (Acquired 10/28/2013, Cost $620,564) (b)	568,000	607,389
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	76,557	79,811
GSR Mortgage Loan Trust 2003-6F
0.55%, 09/25/2032	36,047	33,884
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	123,886	122,477
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	281,479	290,021
6.50%, 05/25/2034	153,884	164,834
GSR Mortgage Loan Trust 2005-5F
0.65%, 06/25/2035	94,517	91,300
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	469,787	487,051
GSR Mortgage Loan Trust 2005-AR6
2.63%, 09/25/2035	31,096	31,381
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	257,755	240,372

6.00%, 02/25/2036	848,600	776,549
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	762,388	762,663
HILT 2014-ORL Mortgage Trust
1.06%, 07/15/2029 (Acquired 09/02/2014 through 09/05/2014, Cost $1,600,979) (b)	1,600,000	1,599,426
Impac CMB Trust Series 2004-4
4.61%, 09/25/2034	18,338	18,512
Impac CMB Trust Series 2005-4
0.45%, 05/25/2035	254,627	254,437
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	145,763	152,383
0.95%, 11/25/2034	7,948	7,917
Impac Secured Assets Trust 2006-1
0.50%, 05/25/2036	671,190	665,672
Impac Secured Assets Trust 2006-2
0.50%, 08/25/2036	1,101,582	1,086,168
IndyMac INDX Mortgage Loan Trust 2005-AR11
0.00%, 08/25/2035 IO	2,005,663	628
Jefferies Resecuritization Trust 2011-R2
4.50%, 10/26/2036	481,513	495,822
JP Morgan Alternative Loan Trust
2.55%, 03/25/2036 (d)	67,926	53,900
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.24%, 08/12/2037 IO (Acquired 10/28/2013, Cost $95,471) (b)	50,023,883	33,366
5.56%, 08/12/2037	531,000	540,847
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC12
4.90%, 09/12/2037	6,565,736	6,675,935
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.13%, 12/15/2044 IO (Acquired 10/28/2013, Cost $118,974) (b)	57,109,505	57,966
5.40%, 12/15/2044	1,000,000	1,029,421
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.41%, 06/12/2043 IO	35,272,549	154,106
5.81%, 06/12/2043	177,089	188,204
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16
5.55%, 05/12/2045	220,180	233,136
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.40%, 05/15/2045	153,459	163,272
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
0.31%, 05/15/2047	240,268	239,916
5.34%, 05/15/2047	413,000	414,517
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	155,000	168,433
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.19%, 02/15/2051 IO	30,105,558	74,391
JP Morgan Chase Commercial Mortgage Securities Trust 2013-JWRZ
0.93%, 04/15/2030 (Acquired 05/09/2014, Cost $1,000,364) (b)	1,000,000	999,358
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	5,902,087	5,761,393
JP Morgan Mortgage Trust 2004-A3
2.51%, 07/25/2034	96,870	99,902
JP Morgan Mortgage Trust 2004-A4
2.55%, 09/25/2034	159,808	165,131
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	77,617	80,794
JP Morgan Mortgage Trust 2005-A1
2.61%, 02/25/2035	320,863	327,905
JP Morgan Mortgage Trust 2005-A4
5.24%, 07/25/2035	445,106	450,747
JP Morgan Mortgage Trust 2006-A2
2.49%, 11/25/2033	1,261,391	1,270,418
2.50%, 08/25/2034	2,125,004	2,122,542
JP Morgan Mortgage Trust 2006-A3
2.55%, 08/25/2034	268,202	270,896
JP Morgan Mortgage Trust 2006-A7
2.61%, 01/25/2037	173,853	155,195
2.61%, 01/25/2037	304,963	271,450

JP Morgan Mortgage Trust 2007-A1
2.61%, 07/25/2035	219,429	219,534
2.61%, 07/25/2035	87,814	89,401
JP Morgan Mortgage Trust 2007-A2
2.55%, 04/25/2037	630,213	567,459
JP Morgan Resecuritization Trust Series 2009-6
2.53%, 09/26/2036 (Acquired 10/28/2013, Cost $279,718) (b)	277,172	280,560
JP Morgan Resecuritization Trust Series 2010-4
1.87%, 08/26/2035 (Acquired 10/28/2013, Cost $234,533) (b)	234,937	234,344
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,080,493
KGS-Alpha SBA COOF Trust
0.63%, 05/25/2039 IO	8,070,406	195,455
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $971,730) (b)	1,027,000	1,014,455
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%, 02/15/2031	516,000	534,694
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%, 06/15/2038	146,772	156,188
LB-UBS Commercial Mortgage Trust 2007-C1
5.46%, 02/15/2040	490,000	528,769
LB-UBS Commercial Mortgage Trust 2007-C2
0.74%, 02/15/2040 IO	13,100,043	167,445
5.39%, 02/15/2040	14,507,788	15,695,265
5.43%, 02/15/2040	625,443	677,308
Lehman Mortgage Trust 2006-2
6.14%, 04/25/2036	127,277	120,692
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	122,681	111,369
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	640,247	577,041
Luminent Mortgage Trust 2005-1
0.41%, 11/25/2035	3,628,065	3,324,276
LVII Resecuritization Trust 2009-2
5.20%, 09/27/2037 (Acquired 10/28/2013, Cost $1,225,068) (b)	1,185,523	1,200,081
LVII Resecuritization Trust 2009-3
5.72%, 11/27/2037 (Acquired 10/28/2013, Cost $842,741) (b)	826,000	834,059
5.72%, 11/27/2037 (Acquired 10/28/2013, Cost $1,058,129) (b)	1,032,000	1,075,860
MASTR Adjustable Rate Mortgages Trust 2004-13
2.64%, 04/21/2034	556,781	562,514
MASTR Adjustable Rate Mortgages Trust 2004-15
2.89%, 12/25/2034	66,544	67,002
MASTR Adjustable Rate Mortgages Trust 2004-3
2.33%, 04/25/2034	117,808	110,768
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	597,782	637,226
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	207,948	208,219
6.00%, 01/25/2034	36,953	37,006
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	62,552	63,620
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	37,971	38,649
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	919,309	959,180
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	3,842	3,950
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	353,709	374,854
6.25%, 04/25/2034	115,910	122,607
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	50,887	52,033
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	71,061	55,703
6.00%, 07/25/2034	41,071	41,810
MASTR Alternative Loan Trust 2004-7

0.00%, 08/25/2034 PO	60,005	47,931
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	138,665	143,672
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	3,080,374	3,124,538
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	139,781	137,215
MASTR Asset Securitization Trust
4.50%, 12/25/2018	12,472	12,758
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	16,913	14,986
5.00%, 12/25/2033	44,674	46,354
MASTR Asset Securitization Trust 2003-2
4.50%, 03/25/2018	10,354	10,357
4.50%, 03/25/2018	32,868	32,878
5.00%, 03/25/2018	17,161	17,264
MASTR Asset Securitization Trust 2003-8
5.50%, 09/25/2033	13,883	14,289
MASTR Asset Securitization Trust 2003-9
0.00%, 10/25/2018 PO	22,387	22,067
5.50%, 10/25/2033	26,789	26,800
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	13,123	11,343
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	2,841	2,891
5.25%, 12/26/2033	273,074	284,702
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	14,110	13,846
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	7,724	7,141
4.75%, 08/25/2019	36,479	37,366
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	52,379	54,036
MASTR Reperforming Loan Trust 2005-2
0.50%, 05/25/2035 (Acquired 10/28/2013, Cost $1,260,275) (b)	1,457,881	1,202,516
MASTR Reperforming Loan Trust 2006-2
4.76%, 05/25/2036 (Acquired 10/28/2013, Cost $162,494) (b)	173,606	164,211
Mastr Resecuritization Trust 2005
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $169,248) (b)	196,113	156,890
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.28%, 06/25/2037	435,406	429,005
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.30%, 08/25/2033	128,314	130,453
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.77%, 10/25/2028	290,251	288,131
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.79%, 10/25/2028	320,526	320,080
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.15%, 12/25/2034	264,988	259,797
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.61%, 04/25/2029	118,630	114,453
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.93%, 07/25/2029	242,435	230,125
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.46%, 08/25/2034	224,788	231,458
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.47%, 02/25/2035	458,011	450,999
Merrill Lynch Mortgage Trust 2005-CIP1
5.05%, 07/12/2038	5,155,000	5,266,327
Merrill Lynch Mortgage Trust 2005-LC1
5.29%, 01/12/2044	231,215	240,524
5.55%, 01/12/2044	343,000	357,274
Merrill Lynch Mortgage Trust 2006-C1
5.86%, 05/12/2039	227,000	239,765
ML Trust XLVII
8.99%, 10/20/2020	3,631	3,915

ML-CFC Commercial Mortgage Trust 2006-1
5.65%, 02/12/2039	479,574	500,533
5.70%, 02/12/2039	390,000	410,226
ML-CFC Commercial Mortgage Trust 2006-3
5.41%, 07/12/2046	1,928,073	2,063,009
ML-CFC Commercial Mortgage Trust 2006-4
0.27%, 12/12/2049 IO (Acquired 10/28/2013, Cost $454,389) (b)	40,904,714	452,979
5.17%, 12/12/2049	5,275,000	5,612,246
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	639,000	700,373
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	8,928,310
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13
3.77%, 11/15/2046	10,000,000	10,302,120
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,226,050
3.67%, 02/15/2047	4,400,000	4,561,498
Morgan Stanley Capital I Trust 2005-HQ7
5.38%, 11/14/2042	7,591,537	7,777,597
Morgan Stanley Capital I Trust 2005-IQ10
5.23%, 09/15/2042	595,826	610,326
Morgan Stanley Capital I Trust 2006-IQ12
0.67%, 12/15/2043 IO (Acquired 10/28/2013, Cost $263,237) (b)	20,256,364	186,278
Morgan Stanley Capital I Trust 2007-HQ11
0.39%, 02/12/2044 IO (Acquired 10/28/2013, Cost $171,612) (b)	35,671,542	144,220
5.42%, 02/12/2044	443,292	470,541
Morgan Stanley Capital I Trust 2007-HQ13
0.55%, 12/15/2044 IO (Acquired 10/28/2013, Cost $131,812) (b)	10,574,818	103,887
Morgan Stanley Capital I Trust 2007-IQ13
0.60%, 03/15/2044 IO (Acquired 10/28/2013, Cost $361,750) (b)	33,017,467	283,686
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	630,000	668,655
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	826,000	843,662
Morgan Stanley Mortgage Loan Trust 2004-3
5.69%, 04/25/2034	503,507	531,362
Morgan Stanley Mortgage Loan Trust 2004-9
5.07%, 10/25/2019	134,874	135,337
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $993,834) (b)	1,182,000	1,015,456
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $3,968,188) (b)	3,943,035	3,957,821
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $1,703,464) (b)	1,720,775	1,725,077
Morgan Stanley Re-REMIC Trust 2009
0.00%, 07/17/2056 PO (Acquired 10/28/2013, Cost $284,104) (b)	291,688	290,139
MortgageIT Trust 2005-1
0.47%, 02/25/2035	182,194	178,608
MortgageIT Trust 2005-2
0.41%, 05/25/2035	2,891,521	2,774,646
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.63%, 06/15/2030	534,562	523,291
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
0.59%, 12/15/2030	115,108	109,840
Multi Security Asset Trust LP Commercial Mortgage-Backed Securities Pass-Through
5.00%, 11/28/2035 (Acquired 10/28/2013, Cost $29,050) (b)	29,373	29,479
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $102,699) (b)	100,643	102,568
NCUA Guaranteed Notes Trust 2010-C1
2.65%, 10/29/2020	6,327,040	6,421,743
NCUA Guaranteed Notes Trust 2010-R3
0.72%, 12/08/2020	2,470,398	2,489,515
2.40%, 12/08/2020	499,306	502,815
Nomura Asset Acceptance Corp Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	902	913
7.00%, 04/25/2033	11,150	11,562
5.50%, 05/25/2033	58,897	60,726
6.00%, 05/25/2033	27,192	28,094

Nomura Resecuritization Trust 2010-6R
2.50%, 03/26/2036 (Acquired 10/28/2013, Cost $178,037) (b)	177,580	177,574
NorthStar 2012-1 Mortgage Trust
1.35%, 08/25/2029 (Acquired 10/28/2013, Cost $1,076,692) (b)	1,076,868	1,077,870
NorthStar 2013-1
2.01%, 08/25/2029 (Acquired 10/28/2013, Cost $1,723,159) (b)	1,722,547	1,723,408
5.16%, 08/25/2029 (Acquired 10/28/2013 through 11/13/2013, Cost $1,077,425) (b)	1,071,000	1,079,032
PaineWebber CMO Trust Series H
8.75%, 04/01/2018	124	124
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	1,004	1,110
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	221,464	232,915
Provident Funding Mortgage Loan Trust 2005-1
2.50%, 05/25/2035	98,604	100,267
RALI Series 2001-QS19 Trust
6.00%, 12/25/2016	39,763	40,142
RALI Series 2002-QS16 Trust
16.30%, 10/25/2017	21,827	22,719
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	89,576	90,827
RALI Series 2003-QR19 Trust
5.75%, 10/25/2033	268,837	279,755
RALI Series 2003-QR24 Trust
4.00%, 07/25/2033	170,577	172,453
RALI Series 2003-QS1 Trust
4.25%, 01/25/2033	16,809	16,860
RALI Series 2003-QS13 Trust
4.00%, 07/25/2033	966,835	912,580
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	188,117	191,251
RALI Series 2003-QS15 Trust
5.50%, 08/25/2033	947,940	967,958
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	59,673	61,013
RALI Series 2003-QS19 Trust
5.75%, 10/25/2033	728,757	767,707
RALI Series 2003-QS3 Trust
16.16%, 02/25/2018	48,009	53,992
RALI Series 2003-QS9 Trust
7.40%, 05/25/2018 IO	129,346	13,517
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	26,464	26,875
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	1,231,856	1,261,696
RALI Series 2005-QA6 Trust
3.49%, 05/25/2035	278,412	234,888
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	36,843	31,358
RBS Commercial Funding Inc 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $484,920) (b)	512,000	496,677
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $563,168) (b)	537,851	579,405
RBSSP Resecuritization Trust 2009-12
5.89%, 11/25/2033 (Acquired 10/28/2013, Cost $781,636) (b)	753,909	795,197
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $187,130) (b)	180,527	191,626
RBSSP Resecuritization Trust 2009-6
5.50%, 01/26/2021 (Acquired 10/28/2013, Cost $528) (b)	525	525
RBSSP Resecuritization Trust 2009-9
6.00%, 07/26/2037 (Acquired 10/28/2013, Cost $295,904) (b)	293,034	300,038
RBSSP Resecuritization Trust 2010-12
4.00%, 06/27/2021 (Acquired 10/28/2013, Cost $42,965) (b)	42,643	42,850
RBSSP Resecuritization Trust 2010-9
4.80%, 10/26/2034 (Acquired 10/28/2013, Cost $363,740) (b)	347,490	362,389
4.00%, 05/26/2037	1,162,230	1,178,041

RBSSP Resecuritization Trust 2012-3
0.30%, 09/26/2036	1,018,541	966,829
RCMC LLC
5.62%, 11/15/2044 (Acquired 10/28/2013, Cost $1,289,132) (b)	1,287,664	1,323,809
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $14,571) (b)	16,022	13,795
Residential Asset Securitization Trust 2003-A13
5.50%, 01/25/2034	50,559	52,147
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	4,190	4,292
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	81,942	82,831
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	3,750,909	3,876,377
Residential Asset Securitization Trust 2005-A2
4.90%, 03/25/2035 IO	1,507,060	208,806
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	148,941	137,592
RFMSI Series 2003-S11 Trust
4.00%, 06/25/2018	2,049	2,065
RFMSI Series 2003-S13 Trust
5.50%, 06/25/2033	70,269	70,531
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	14,264	14,067
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	40,468	40,914
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	67,641	70,656
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	26,180	22,400
RFMSI Series 2005-S1 Trust
4.75%, 02/25/2020	42,825	44,078
RFMSI Series 2005-SA4 Trust
2.69%, 09/25/2035	153,492	129,137
RFSC Series 2003-RM2 Trust
0.00%, 05/25/2033 PO	2,801	2,481
Salomon Brothers Mortgage Securities VII Inc
0.00%, 12/25/2018 PO	8,393	7,345
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $62,907) (b)	64,189	63,118
7.00%, 06/25/2033	44,641	48,140
2.50%, 09/25/2033	382,032	389,549
Sequoia Mortgage Trust 2004-10
0.46%, 11/20/2034	114,748	114,814
Sequoia Mortgage Trust 2004-11
0.45%, 12/20/2034	398,166	381,927
Sequoia Mortgage Trust 2004-12
0.65%, 01/20/2035	355,202	325,785
Sequoia Mortgage Trust 2004-8
0.85%, 09/20/2034	2,101,985	2,018,248
1.07%, 09/20/2034	373,520	363,062
Springleaf Mortgage Loan Trust
1.27%, 06/25/2058 (Acquired 10/28/2013, Cost $1,705,697) (b)	1,725,663	1,719,761
2.31%, 06/25/2058 (Acquired 10/28/2013, Cost $1,083,643) (b)	1,121,000	1,097,707
3.14%, 06/25/2058 (Acquired 10/28/2013, Cost $794,166) (b)	817,000	818,685
3.79%, 06/25/2058 (Acquired 10/28/2013, Cost $658,804) (b)	688,000	693,335
Springleaf Mortgage Loan Trust 2012-1
2.67%, 09/25/2057 (Acquired 10/28/2013, Cost $445,440) (b)	436,133	443,456
6.00%, 09/25/2057 (Acquired 10/28/2013, Cost $1,958,418) (b)	1,873,000	1,997,641
Springleaf Mortgage Loan Trust 2012-2
2.22%, 10/25/2057 (Acquired 10/28/2013, Cost $1,887,914) (b)	1,857,372	1,884,508
6.00%, 10/25/2057 (Acquired 10/28/2013, Cost $1,784,278) (b)	1,729,000	1,809,219
Springleaf Mortgage Loan Trust 2012-3
1.57%, 12/25/2059 (Acquired 10/28/2013, Cost $2,308,912) (b)	2,308,933	2,307,614
2.66%, 12/25/2059 (Acquired 10/28/2013, Cost $985,311) (b)	996,000	996,028
3.56%, 12/25/2059 (Acquired 10/28/2013, Cost $571,601) (b)	584,000	593,052
4.44%, 12/25/2059 (Acquired 10/28/2013, Cost $493,697) (b)	496,000	508,021

5.30%, 12/25/2059 (Acquired 10/28/2013, Cost $223,058) (b)	221,000	228,203
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $1,894,036) (b)	1,903,361	1,900,157
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $875,760) (b)	899,000	917,510
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,672) (b)	1,262,000	1,271,149
Structured Adjustable Rate Mortgage Loan Trust
2.38%, 06/25/2034	141,044	140,271
2.39%, 06/25/2034	1,171,372	1,186,327
Structured Asset Mortgage Investments II Trust 2004-AR5
0.48%, 10/19/2034	310,260	295,162
Structured Asset Mortgage Investments II Trust 2005-AR5
0.40%, 07/19/2035	1,210,349	1,125,080
Structured Asset Mortgage Investments Trust 2003-CL1
0.55%, 07/25/2032	1,091,667	1,033,463
Structured Asset Sec Corp Mort Pas Thr Certs Se 2003 29
4.75%, 09/25/2018	110,943	113,213
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003 30
5.50%, 10/25/2033	48,364	50,846
Structured Asset Sec Corp Mort Pas Thr Certs Ser 2003-16
0.65%, 06/25/2033	111,267	109,383
Structured Asset Sec Corp Mort Pass Th Certs Ser 2003-32
5.46%, 11/25/2033	46,246	47,829
Structured Asset Securities Corp
2.55%, 12/25/2033	2,954,988	2,923,881
3.57%, 12/25/2033	409,216	411,836
5.49%, 02/25/2034	362,929	387,141
0.50%, 06/25/2035 (Acquired 10/28/2013, Cost $116,475) (b)	140,366	113,596
Structured Asset Securities Corp Mort Pas Thr Ce Se 2002 17
6.06%, 09/25/2032	34,493	34,406
Structured Asset Securities Corp Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	903,034	928,609
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	431,124	440,750
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-34A
2.48%, 11/25/2033	126,535	125,620
Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2004-22
5.16%, 01/25/2035	8,151,379	8,451,317
Structured Asset Securities Corp Trust 2005-6
5.00%, 05/25/2035	97,300	98,443
Thornburg Mortgage Securities Trust 2003-4
0.79%, 09/25/2043	1,647,362	1,590,733
Thornburg Mortgage Securities Trust 2004-4
2.00%, 12/25/2044	80,198	80,260
Thornburg Mortgage Securities Trust 2005-1
2.24%, 04/25/2045	2,897,201	2,936,435
TIAA Seasoned Commercial Mortgage Trust 2007-C4
5.57%, 08/15/2039	613,358	616,794
UBS Commercial Mortgage Trust 2012-C1
2.47%, 05/10/2045 IO (Acquired 10/28/2013, Cost $252,331) (b)	1,980,030	241,655
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,756,510) (b)	1,787,000	1,792,472
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.93%, 05/10/2063 IO (Acquired 10/28/2013, Cost $671,162) (b)	7,643,423	629,933
3.53%, 05/10/2063	1,073,000	1,096,097
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	270,357
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	747,188	854,869
Vendee Mortgage Trust 1994-1
5.58%, 02/15/2024	163,457	177,933
6.50%, 02/15/2024	545,417	595,246
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	235,480	268,115
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	111,110	127,449

Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	328,883	385,298
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	219,568	253,662
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013, Cost $2,192,046) (b)	2,283,000	2,244,712
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/5/2013, Cost $2,566,587) (b)	2,500,000	2,618,335
Wachovia Bank Commercial Mortgage Trust Series 2004-C11
5.22%, 01/15/2041	168,708	168,674
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.41%, 10/15/2044	847,093	872,710
Wachovia Bank Commercial Mortgage Trust Series 2005-C22
5.45%, 12/15/2044	7,808,946	8,079,667
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.27%, 03/15/2045 IO (Acquired 10/28/2013, Cost $279,107) (b)	88,169,246	164,700
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.93%, 06/15/2049	7,411,033	8,019,968
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.43%, 10/25/2033	645,583	656,193
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.30%, 08/25/2033	220,639	223,188
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.41%, 09/25/2033	1,181,601	1,223,574
2.44%, 09/25/2033	234,835	238,295
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	215,541	223,206
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	18,726	19,273
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
0.70%, 12/25/2018	52,462	50,829
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.04%, 06/25/2033	66,272	75,714
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	99,881	101,049
4.50%, 09/25/2018	32,986	33,375
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	21,892	17,007
5.25%, 10/25/2033	921,493	947,225
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.38%, 06/25/2034	7,251,432	7,400,985
2.38%, 06/25/2034	408,610	417,037
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	96,548	99,179
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	119,924	122,645
5.50%, 08/25/2019	262,809	271,051
6.00%, 08/25/2034	1,559,148	1,668,277
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	42,755	44,590
6.00%, 10/25/2019	37,647	39,302
6.50%, 10/25/2034	5,786,084	6,306,346
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	64,112	66,533
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	128,240	131,414
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	812,414	851,673
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	213,051	224,072
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.22%, 09/25/2036	30,674	19,713
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.24%, 08/25/2046	140,438	122,790
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	27,048	18,739

5.50%, 03/25/2035	323,098	326,638
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.85%, 04/25/2035 IO	387,843	49,656
4.90%, 04/25/2035 IO	1,709,139	244,632
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	574,501	536,035
5.50%, 06/25/2035 IO	553,983	117,164
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	120,219	111,325
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	50,851	46,489
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
0.65%, 03/25/2018	17,494	17,258
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	3,478	2,615
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	20,017	17,528
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	68,932	62,376
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (Acquired 10/28/2013, Cost $1,513,552) (b)	1,548,000	1,538,237
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.49%, 11/25/2033	468,229	476,782
2.49%, 11/25/2033	17,962	18,334
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.55%, 11/25/2033	70,111	69,138
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	102,972	106,027
Wells Fargo Mortgage Backed Securities 2004-B Trust
2.49%, 02/25/2034	146,156	147,725
Wells Fargo Mortgage Backed Securities 2004-EE Trust
2.51%, 12/25/2034	400,627	407,833
2.51%, 12/25/2034	130,769	134,506
2.61%, 12/25/2034	270,317	276,961
2.61%, 12/25/2034	397,356	402,542
Wells Fargo Mortgage Backed Securities 2004-I Trust
2.61%, 07/25/2034	554,378	561,196
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.61%, 09/25/2034	1,752,820	1,791,110
Wells Fargo Mortgage Backed Securities 2004-V Trust
2.61%, 10/25/2034	279,059	282,676

2.61%, 10/25/2034	357,920	364,447
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	44,359	34,863
5.50%, 12/25/2035	192,753	204,090
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
2.62%, 03/25/2035	4,107,653	4,174,870
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
2.60%, 06/25/2035	366,822	369,428
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	493,669	492,369
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	89,445	88,551
Wells Fargo Mortgage Backed Securities 2007-9 Trust
5.50%, 07/25/2037	360,543	365,021
Wells Fargo Mortgage Loan 2012-RR1 Trust
2.85%, 08/27/2037 (Acquired 10/28/2013, Cost $734,000) (b)	730,712	719,751
Wells Fargo Resecuritization Trust 2012
1.75%, 08/20/2021 (Acquired 10/28/2013, Cost $1,681,396) (b)	1,685,610	1,686,368
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,128,684) (b)	1,059,000	1,145,866
WFRBS Commercial Mortgage Trust 2012-C6
1.08%, 04/15/2045	160,919	161,512
3.44%, 04/15/2045	5,460,780	5,607,103
WFRBS Commercial Mortgage Trust 2013-C11
4.32%, 03/15/2045 (Acquired 08/04/2014, Cost $285,281) (b)	300,000	282,896
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,128,605
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,280,770
Total Mortgage Backed Obligations (Cost $2,797,276,717)		$2,824,010,654
Total Bonds & Notes (Cost $6,908,859,012)		$7,000,605,587
	Shares
SHORT-TERM INVESTMENTS - 8.28%
Money Market Funds - 8.28%
Fidelity Institutional Money Market Fund, 0.01% (e)	305,505,924	$305,505,924
Goldman Sachs Financial Square Fund, 0.00% (e)	304,923,696	304,923,696
Total Short-Term Investments (Cost $610,429,620)		$610,429,620

TOTAL INVESTMENTS IN SECURITIES - 103.30%
(Cost $7,519,288,632)		7,611,035,207
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.30)%		(242,999,993)
TOTAL NET ASSETS - 100.00%		$7,368,035,214

PO	Principal Only Strip
IO	Interest Only Strip

(a)	Securities that are treated as illiquid by the Fund. The value of these securities totals $9,125,266, which represents 0.12% of total net assets.
(b)	Restricted securities as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities totals $778,737,209, which represents 10.57% of total net assets.
(c)	Partially assigned as collateral for certain futures contracts. The partial value of the pledged issue totals $903,604, which represents 0.01% of total net assets.
(d)	Securities in default. The value of these securities totals $6,313,325, which represents 0.09% of total net assets.
(e)	Partially assigned as collateral for certain delayed delivery securities.
(f)	Delayed delivery securities. The value of these securities totals $224,787,406, which represents 3.05% of total net assets.
(g)	Inflation protected security. The value of these securities totals $31,185,748, which represents 0.42% of total net assets.

Bridge Builder Bond Fund
Schedule of Open Futures Contracts
September 30, 2014 (Unaudited)

Number of Contracts Purchased (Sold)	Description	Settlement Month	Notional Amount	Value	Cumulative Appreciation (Depreciation)
849	U.S. 2 Year Note Future	December 2014	$185,881,255	$185,798,345	$(82,910)
(110)	U.S. 10 Year Note Future	December 2014	(13,710,267)	(13,710,468)	(201)
(205)	U.S. Long Bond Future	December 2014	(28,225,208)	(28,270,780)	(45,572)
783	U.S. 5 Year Note Future	December 2014	92,617,628	92,595,868	(21,760)
49	U.S. Ultra Bond Future	December 2014	7,446,218	7,472,501	26,283
					$(124,160)

Bridge Builder Mutual Funds
Notes to Schedule of Investments
September 30, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

a) Investment Valuation – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds, (other than short-term securities) are valued using the bid price on the day of the valuation provided by an independent pricing service. Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The third party pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if significant observable inputs are used.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith pursuant to procedures adopted by the Board of Trustees.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE.

Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. These securities are typically categorized as Level 2 in the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.
The Trust has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If there is no price, or in the investment adviser’s or sub-adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. These securities are classified as Level 2 or Level 3 of the fair value hierarchy. Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors. The Fund did not fair value any securities as of September 30, 2014.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Trust has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

• Level 2 – Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

• Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

	Level 1	Level 2	Level 3	Total

Asset-Backed Obligations	$-	$469,079,257	$48,268,044	$517,347,301
Corporate Bonds	-	1,934,373,257	20,400,326	1,954,773,583
Government Related	-	1,704,474,049	-	1,704,474,049
Mortgage-Backed Obligations	-	2,801,700,849	22,309,805	2,824,010,654
Short-Term Investments	610,429,620	-	-	610,429,620
Total Investments in Securities	$610,429,620	$6,909,627,412	$90,978,175	$7,611,035,207

Other Financial Instruments (1)
Futures Contracts	$(124,160)	$-	$-	$(124,160)
Total Investments in Other Financial Instruments	$(124,160)	$-	$-	$(124,160)

(1) Includes unrealized appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts.

Below are the transfers between levels during the reporting period from June 30, 2014 to September 30, 2014. Transfers between levels are identified at the end of the reporting period.

Bridge Builder Trust
Transfers into Level 2	$65,777,844
Transfers out of Level 2	11,389,691
Net transfers in Level 2	$54,388,153

Transfers into Level 3	$11,389,691
Transfers out of Level 3	65,777,844
Net transfers out of Level 3	$(54,388,153)

Below is a reconciliation that details the activity of securities in Level 3 during the period ended September 30, 2014:

Bridge Builder Bond Fund
Beginning Balance - June 30, 2014	$132,261,070
Purchases	30,697,356
Sales proceeds and paydowns	(17,714,404)
Transfers into Level 3	11,389,691
Transfer out of Level 3	(65,777,844)
Realized gains/(losses), net	12,970
Change in unrealized gains/(losses), net	109,336
Ending Balance - September 30, 2014	$90,978,175

The following table presents information about unobservable inputs related to the Fund's categories of Level 3 investments as of September 30, 2014:

Type of Security	Fair Value at 9/30/2014	Valuation Techniques	Unobservable Inputs	Range
Asset-Backed Obligations	$48,268,044	Consensus pricing	Third party & broker quoted inputs	N/A

Corporate Bonds	20,400,326	Consensus pricing	Third party & broker quoted inputs	N/A

Mortgage-Backed Obligations	22,309,805	Consensus pricing	Third party & broker quoted inputs	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant.  Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Third party & broker quoted inputs
The significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default, and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

b) Delayed Delivery Securities - The Fund may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments. The Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Fixed-income securities purchased on a delayed-delivery basis are typically marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

As of September 30, 2014, the Fund held $224,787,406 in delayed delivery purchase commitments that represent 3.05% of the Fund’s net assets.

c) Derivatives - The Fund invests in derivatives as permitted by its investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may increase or decrease its exposure to market risk, including the risk that the change in the value of the derivative may not correlate with changes in the value of the underlying securities. The Fund also is exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a particular derivative in the open market in a timely manner. Counterparty risk is the risk that a counterparty will not be able to fulfill its obligations to the Fund pursuant to the terms of a derivative investment. The Fund’s maximum risk of loss from counterparty risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund.

Futures Contracts – The Fund may enter into interest rate and Treasury futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date, to the extent permitted by its investment objectives and policies. During the period ended September 30, 2014, the Fund purchased and sold futures contracts to gain or hedge exposure to risk factors and alter the Fund’s investment characteristics. Upon entering into futures contracts, the Fund is required to deposit cash or pledge securities as initial margin, with additional securities segregated up to the current market value of all of the Fund’s futures contracts. Any subsequent margin deposit increases or decreases, which are dependent on the daily fluctuations in the value of the instrument underlying the contract, are made or received by the Fund periodically (Variation Margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The Fund had an average monthly notional amount of purchased futures of $194,873,163 and sold futures of $105,841,368 during the period ended September 30, 2014.

d) Restricted Securities – The Fund may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, the Fund has the right to include these securities in such registration, generally without cost to the Fund. The Fund has no right to require registration of the unregistered securities it holds. All restricted securities held at September 30, 2014 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. As of September 30, 2014, the Fund held restricted securities with an aggregate value of $778,737,209, which accounted for 10.57% of the Fund’s net assets.

2. FEDERAL TAX INFORMATION

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows:1

Bridge Builder Bond Fund

Cost of Investments	$7,519,288,632

Gross unrealized appreciation	109,746,531
Gross unrealized depreciation	(17,999,956)
Net unrealized appreciation	$91,746,575

1 Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Tax information for the Fund will be available in the shareholder report for the year ending June 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Bridge Builder Trust

By (Signature and Title) /s/ Joseph Neuberger
                                           Joseph Neuberger, President

Date  11/21/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph Neuberger
                                              Joseph Neuberger, President

Date  11/21/2014

By (Signature and Title)* /s/ Jason Hadler
                                             Jason Hadler, Treasurer

Date  11/21/2014

* Print the name and title of each signing officer under his or her signature.